UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Metaverse ETF Fidelity® Metaverse ETF : FMET Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Metaverse ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Metaverse ETF	$ 20	0.38%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$48,622,082
Number of Holdings	53
Portfolio Turnover	41%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.0
Communication Services	39.5
Real Estate	7.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 77.8
China - 7.1
Korea (South) - 6.2
France - 2.7
Japan - 2.2
Israel - 1.3
Taiwan - 0.7
Hong Kong - 0.6
Germany - 0.6
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Adobe Inc	4.9
NVIDIA Corp	4.7
Microsoft Corp	4.6
Meta Platforms Inc Class A	4.6
Advanced Micro Devices Inc	4.6
Alphabet Inc Class A	4.5
QUALCOMM Inc	4.5
Apple Inc	4.4
Equinix Inc	4.1
Digital Realty Trust Inc	3.2
44.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915178.101    6566-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Electric Vehicles and Future Transportation ETF Fidelity® Electric Vehicles and Future Transportation ETF : FDRV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Electric Vehicles and Future Transportation ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Electric Vehicles and Future Transportation ETF	$ 20	0.38%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$28,787,410
Number of Holdings	53
Portfolio Turnover	48%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Consumer Discretionary	48.2
Information Technology	28.4
Industrials	19.6
Materials	3.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 39.1
China - 28.5
Japan - 8.0
Germany - 4.8
Netherlands - 4.4
Korea (South) - 3.9
Sweden - 3.0
France - 1.9
Israel - 1.8
Others - 4.6

TOP HOLDINGS (% of Fund's net assets)
Contemporary Amperex Technology Co Ltd H Shares	4.9
Infineon Technologies AG	4.8
Tesla Inc	4.7
Renesas Electronics Corp	4.6
BYD Co Ltd H Shares	4.5
NXP Semiconductors NV	4.4
Uber Technologies Inc	4.2
Rivian Automotive Inc Class A	4.1
Aptiv PLC	4.1
XPeng Inc A Shares	3.9
44.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915176.101    6445-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Crypto Industry and Digital Payments ETF Fidelity® Crypto Industry and Digital Payments ETF : FDIG Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Crypto Industry and Digital Payments ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Crypto Industry and Digital Payments ETF	$ 20	0.38%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$257,400,817
Number of Holdings	62
Portfolio Turnover	72%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	51.3
Information Technology	46.6
Communication Services	1.1
Industrials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 66.9
Canada - 7.5
Australia - 5.5
Japan - 4.7
Brazil - 2.9
China - 2.2
Netherlands - 2.0
Grand Cayman (UK Overseas Ter) - 1.9
United Kingdom - 1.5
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
Coinbase Global Inc Class A	5.6
Circle Internet Group Inc Class A	4.8
IREN Ltd	4.2
BitMine Immersion Technologies Inc	3.7
Block Inc Class A	3.6
Applied Digital Corp	3.5
Cipher Mining Inc	2.9
Terawulf Inc	2.8
Hut 8 Corp (United States)	2.8
Riot Platforms Inc	2.7
36.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915177.101    6565-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Cloud Computing ETF Fidelity® Cloud Computing ETF : FCLD Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Cloud Computing ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cloud Computing ETF	$ 20	0.38%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$89,244,967
Number of Holdings	53
Portfolio Turnover	42%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	89.7
Real Estate	7.0
Consumer Discretionary	2.0
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
China - 2.1
Taiwan - 2.0
Israel - 1.6
Germany - 0.9

TOP HOLDINGS (% of Fund's net assets)
Salesforce Inc	4.8
Microsoft Corp	4.5
Servicenow Inc	4.1
Equinix Inc	3.9
Snowflake Inc	3.6
Western Digital Corp	3.6
Seagate Technology Holdings PLC	3.5
Digital Realty Trust Inc	3.1
Workday Inc Class A	3.1
Sandisk Corp/DE	2.9
37.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915174.101    6443-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Clean Energy ETF Fidelity® Clean Energy ETF : FRNW Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Clean Energy ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Clean Energy ETF	$ 22	0.38%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$39,553,956
Number of Holdings	52
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Utilities	45.0
Industrials	37.1
Information Technology	17.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 35.2
China - 14.8
Denmark - 8.8
Spain - 8.2
Canada - 7.6
Germany - 3.6
Portugal - 3.5
New Zealand - 3.3
Israel - 2.7
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
GE Vernova Inc	4.7
Vestas Wind Systems A/S	4.6
First Solar Inc	4.4
EDP SA	3.5
Nextpower Inc Class A	3.3
Bloom Energy Corp Class A	3.1
Enlight Renewable Energy Ltd	2.7
Orsted AS	2.7
Ormat Technologies Inc	2.6
Acciona SA	2.5
34.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915173.101    6442-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Enhanced Large Cap Value ETF Fidelity® Enhanced Large Cap Value ETF : FELV Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced Large Cap Value ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Value ETF	$ 10	0.18%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,540,997,582
Number of Holdings	321
Portfolio Turnover	79%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.0
Industrials	14.5
Information Technology	12.3
Health Care	10.9
Communication Services	9.2
Consumer Discretionary	8.1
Consumer Staples	5.2
Energy	5.0
Utilities	3.4
Materials	3.4
Real Estate	3.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
United Kingdom - 0.2
Netherlands - 0.1
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
Berkshire Hathaway Inc Class B	3.7
JPMorgan Chase & Co	2.9
Amazon.com Inc	2.5
Alphabet Inc Class A	2.2
Alphabet Inc Class C	1.8
Exxon Mobil Corp	1.6
Walmart Inc	1.4
Bank of America Corp	1.4
Salesforce Inc	1.2
Johnson & Johnson	1.1
19.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915505.101    7542-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Enhanced International ETF Fidelity® Enhanced International ETF : FENI Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced International ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced International ETF	$ 15	0.28%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$5,939,368,858
Number of Holdings	323
Portfolio Turnover	79%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.0
Industrials	20.8
Consumer Discretionary	10.3
Health Care	9.3
Information Technology	8.8
Consumer Staples	6.5
Materials	5.1
Utilities	4.4
Communication Services	3.6
Energy	3.3
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.2
United States - 11.3
United Kingdom - 10.9
Germany - 10.5
France - 9.1
Australia - 5.6
Spain - 5.1
Netherlands - 4.7
Switzerland - 3.6
Others - 17.0

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	2.6
Novartis AG	1.8
Nestle SA	1.7
Toyota Motor Corp	1.6
Siemens AG	1.5
HSBC Holdings PLC	1.4
UBS Group AG	1.3
Sony Group Corp	1.3
Iberdrola SA	1.2
Hitachi Ltd	1.2
15.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915507.101    7544-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Enhanced Large Cap Core ETF Fidelity® Enhanced Large Cap Core ETF : FELC Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced Large Cap Core ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Core ETF	$ 10	0.18%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$6,162,424,629
Number of Holdings	177
Portfolio Turnover	89%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.0
Financials	15.2
Communication Services	11.9
Consumer Discretionary	10.4
Industrials	9.8
Health Care	8.8
Consumer Staples	2.7
Energy	2.6
Real Estate	1.6
Utilities	0.8
Materials	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Mexico - 0.1
United Kingdom - 0.1
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.0
Apple Inc	7.0
Microsoft Corp	5.9
Amazon.com Inc	4.3
Broadcom Inc	3.3
Meta Platforms Inc Class A	2.9
Alphabet Inc Class C	2.6
Alphabet Inc Class A	2.4
Berkshire Hathaway Inc Class B	2.1
Eli Lilly & Co	2.0
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915504.101    7541-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Enhanced Large Cap Growth ETF Fidelity® Enhanced Large Cap Growth ETF : FELG Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced Large Cap Growth ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Growth ETF	$ 10	0.18%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,731,140,374
Number of Holdings	110
Portfolio Turnover	69%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.3
Communication Services	14.0
Consumer Discretionary	11.2
Health Care	9.2
Industrials	7.8
Financials	5.2
Consumer Staples	0.7
Real Estate	0.2
Materials	0.1
Energy	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.9
United Kingdom - 0.1
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.7
Apple Inc	11.5
Microsoft Corp	10.2
Broadcom Inc	5.3
Amazon.com Inc	3.9
Meta Platforms Inc Class A	3.9
Alphabet Inc Class A	3.5
Eli Lilly & Co	3.3
Alphabet Inc Class C	3.3
Tesla Inc	3.3
60.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915506.101    7543-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Enhanced Small Cap ETF Fidelity® Enhanced Small Cap ETF : FESM Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced Small Cap ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Small Cap ETF	$ 15	0.28%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,360,243,752
Number of Holdings	602
Portfolio Turnover	41%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.2
Financials	16.7
Health Care	16.6
Information Technology	16.5
Consumer Discretionary	9.3
Real Estate	5.4
Materials	5.2
Energy	4.8
Communication Services	2.5
Utilities	2.3
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.5
Thailand - 1.0
Canada - 0.5
Ireland - 0.3
Switzerland - 0.2
Singapore - 0.2
Monaco - 0.1
United Kingdom - 0.1
Panama - 0.1

TOP HOLDINGS (% of Fund's net assets)
Hecla Mining Co	1.1
Fabrinet	1.0
Guardant Health Inc	1.0
Coeur Mining Inc	0.9
Credo Technology Group Holding Ltd	0.9
Bloom Energy Corp Class A	0.9
Abercrombie & Fitch Co Class A	0.9
Commercial Metals Co	0.8
EnerSys	0.7
CareTrust REIT Inc	0.7
8.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914576.101    7545-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Enhanced Mid Cap ETF Fidelity® Enhanced Mid Cap ETF : FMDE Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced Mid Cap ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Mid Cap ETF	$ 12	0.23%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,638,624,208
Number of Holdings	347
Portfolio Turnover	60%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.3
Financials	16.0
Information Technology	14.1
Consumer Discretionary	12.8
Health Care	8.4
Real Estate	7.3
Energy	4.9
Communication Services	4.3
Materials	4.2
Utilities	4.0
Consumer Staples	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.2
United Kingdom - 0.6
Korea (South) - 0.5
Mexico - 0.4
Australia - 0.2
Puerto Rico - 0.1
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	1.3
Bank of New York Mellon Corp/The	1.2
Western Digital Corp	1.0
Ford Motor Co	1.0
Electronic Arts Inc	1.0
Kinder Morgan Inc	1.0
AMETEK Inc	1.0
Allstate Corp/The	0.9
Cardinal Health Inc	0.9
Corteva Inc	0.9
10.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915508.101    7546-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Enhanced U.S. All-Cap Equity ETF Fidelity® Enhanced U.S. All-Cap Equity ETF : FEAC Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced U.S. All-Cap Equity ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced U.S. All-Cap Equity ETF	$ 10	0.18%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$7,972,992
Number of Holdings	426
Portfolio Turnover	86%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.7
Financials	11.6
Health Care	11.6
Industrials	11.3
Consumer Discretionary	10.4
Communication Services	9.0
Energy	3.6
Materials	2.9
Consumer Staples	2.5
Real Estate	2.0
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
United Kingdom - 0.2
Mexico - 0.1
Monaco - 0.1
Singapore - 0.1
Puerto Rico - 0.0
Canada - 0.0
Ireland - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Apple Inc	5.3
Microsoft Corp	4.7
Broadcom Inc	3.0
Alphabet Inc Class A	2.8
Amazon.com Inc	2.7
Tesla Inc	2.6
Eli Lilly & Co	1.8
Alphabet Inc Class C	1.5
Meta Platforms Inc Class A	1.5
33.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918720.101    7725-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Enhanced Emerging Markets ETF Fidelity® Enhanced Emerging Markets ETF : FEMR Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced Emerging Markets ETF for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Emerging Markets ETF	$ 21	0.38%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$48,562,477
Number of Holdings	146
Portfolio Turnover	130%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Financials	19.5
Materials	10.6
Consumer Discretionary	8.6
Communication Services	8.3
Industrials	8.2
Energy	6.9
Health Care	2.3
Utilities	2.3
Consumer Staples	2.0
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.0
Taiwan - 22.6
Korea (South) - 16.3
India - 12.2
Brazil - 4.1
South Africa - 2.5
Saudi Arabia - 2.2
United Arab Emirates - 2.0
Poland - 1.7
Others - 7.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	12.4
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.3
SK Hynix Inc	3.3
Alibaba Group Holding Ltd	2.5
Reliance Industries Ltd	1.7
HDFC Bank Ltd ADR	1.6
Hon Hai Precision Industry Co Ltd	1.6
MediaTek Inc	1.3
Delta Electronics Inc	1.3
34.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918718.101    7726-TSRS-0226

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Clean Energy ETF
Fidelity® Cloud Computing ETF
Fidelity® Crypto Industry and Digital Payments ETF
Fidelity® Electric Vehicles and Future Transportation ETF
Fidelity® Metaverse ETF

Semi-Annual Report
December 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Clean Energy ETF
Fidelity® Cloud Computing ETF
Fidelity® Crypto Industry and Digital Payments ETF
Fidelity® Electric Vehicles and Future Transportation ETF
Fidelity® Metaverse ETF
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Clean Energy ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRIA - 2.5%
Utilities - 2.5%
Electric Utilities - 2.5%
Verbund AG Class A	13,652	994,083
CANADA - 7.6%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Canadian Solar Inc (a)	23,017	547,114
Utilities - 6.2%
Independent Power and Renewable Electricity Producers - 6.2%
Boralex Inc Class A	36,105	667,182
Brookfield Renewable Corp Class A	24,336	934,737
Northland Power Inc	65,992	859,352
TOTAL UTILITIES		2,461,271
TOTAL CANADA		3,008,385
CHINA - 14.8%
Industrials - 2.8%
Construction & Engineering - 1.0%
Xinte Energy Co Ltd H Shares (a)	405,200	382,632
Electrical Equipment - 1.8%
Goldwind Science & Technology Co Ltd H Shares	424,000	730,499
TOTAL INDUSTRIALS		1,113,131
Information Technology - 4.1%
Semiconductors & Semiconductor Equipment - 4.1%
Flat Glass Group Co Ltd H Shares (a)(b)	399,000	483,403
JinkoSolar Holding Co Ltd ADR	20,033	517,052
Xinyi Solar Holdings Ltd	1,632,437	622,900
TOTAL INFORMATION TECHNOLOGY		1,623,355
Utilities - 7.9%
Independent Power and Renewable Electricity Producers - 7.9%
CGN Power Co Ltd H Shares (c)(d)	2,410,000	907,215
China Datang Corp Renewable Power Co Ltd H Shares	1,676,000	443,574
China Longyuan Power Group Corp Ltd H Shares	916,000	781,427
China Power International Development Ltd	1,535,000	636,995
Xinyi Energy Holdings Ltd (b)	2,434,000	343,984
TOTAL UTILITIES		3,113,195
TOTAL CHINA		5,849,681
DENMARK - 8.8%
Industrials - 6.1%
Construction & Engineering - 1.5%
Cadeler A/S (a)	123,765	589,448
Electrical Equipment - 4.6%
Vestas Wind Systems A/S	67,197	1,832,184
TOTAL INDUSTRIALS		2,421,632
Utilities - 2.7%
Independent Power and Renewable Electricity Producers - 2.7%
Orsted AS (a)(c)(d)	56,069	1,078,691
TOTAL DENMARK		3,500,323
GERMANY - 3.6%
Industrials - 3.6%
Electrical Equipment - 3.6%
Nordex SE (a)	28,447	972,887
SMA Solar Technology AG (a)	11,116	444,921

TOTAL GERMANY		1,417,808
INDIA - 1.0%
Utilities - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
ReNew Energy Global PLC Class A (a)	72,560	409,963
ISRAEL - 2.7%
Utilities - 2.7%
Independent Power and Renewable Electricity Producers - 2.7%
Enlight Renewable Energy Ltd (a)	23,795	1,081,082
ITALY - 1.5%
Utilities - 1.5%
Independent Power and Renewable Electricity Producers - 1.5%
ERG SpA	23,259	600,417
JAPAN - 1.6%
Industrials - 0.9%
Construction & Engineering - 0.9%
West Holdings Corp	34,900	340,216
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
RENOVA Inc (a)	68,900	301,104
TOTAL JAPAN		641,320
KOREA (SOUTH) - 2.5%
Industrials - 2.5%
Electrical Equipment - 2.5%
CS Wind Corp	16,674	481,509
Doosan Fuel Cell Co Ltd (a)	24,416	488,981

TOTAL KOREA (SOUTH)		970,490
NEW ZEALAND - 3.3%
Utilities - 3.3%
Electric Utilities - 1.1%
Mercury NZ Ltd	116,827	435,335
Independent Power and Renewable Electricity Producers - 2.2%
Meridian Energy Ltd	273,833	881,819
TOTAL NEW ZEALAND		1,317,154
NORWAY - 1.6%
Industrials - 1.6%
Electrical Equipment - 1.6%
T1 Energy Inc (a)	92,526	618,074
PORTUGAL - 3.5%
Utilities - 3.5%
Electric Utilities - 3.5%
EDP SA	298,097	1,370,642
SPAIN - 8.2%
Utilities - 8.2%
Electric Utilities - 2.5%
Acciona SA	4,594	1,003,009
Independent Power and Renewable Electricity Producers - 5.7%
EDP Renovaveis SA	64,884	917,485
Grenergy Renovables SA (a)	6,143	621,181
Solaria Energia y Medio Ambiente SA (a)	32,062	683,442
		2,222,108
TOTAL SPAIN		3,225,117
SWITZERLAND - 1.6%
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Landis+Gyr Group AG	9,946	645,282
UNITED STATES - 34.9%
Industrials - 19.6%
Construction & Engineering - 1.2%
Ameresco Inc Class A (a)	16,265	476,401
Electrical Equipment - 18.4%
Array Technologies Inc (a)	72,096	664,725
Bloom Energy Corp Class A (a)	14,244	1,237,661
GE Vernova Inc	2,845	1,859,407
Nextpower Inc Class A (a)	14,800	1,289,228
Plug Power Inc (a)(b)	338,944	667,720
Shoals Technologies Group Inc (a)	75,926	645,371
Sunrun Inc (a)	48,905	899,852
		7,263,964
TOTAL INDUSTRIALS		7,740,365
Information Technology - 10.5%
Electronic Equipment, Instruments & Components - 2.2%
Itron Inc (a)	9,266	860,441
Semiconductors & Semiconductor Equipment - 8.3%
Enphase Energy Inc (a)	28,660	918,553
First Solar Inc (a)	6,732	1,758,601
SolarEdge Technologies Inc (a)(b)	21,304	614,620
		3,291,774
TOTAL INFORMATION TECHNOLOGY		4,152,215
Utilities - 4.8%
Independent Power and Renewable Electricity Producers - 4.8%
Clearway Energy Inc Class C (b)	25,650	853,119
Ormat Technologies Inc (b)	9,430	1,041,732
TOTAL UTILITIES		1,894,851
TOTAL UNITED STATES		13,787,431
TOTAL COMMON STOCKS (Cost $36,125,354)		39,437,252

Money Market Funds - 7.4%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $2,917,783)	3.77	2,917,492	2,917,783

TOTAL INVESTMENT IN SECURITIES - 107.1% (Cost $39,043,137)	42,355,035
NET OTHER ASSETS (LIABILITIES) - (7.1)%	(2,801,079)
NET ASSETS - 100.0%	39,553,956

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	3	3/2026	103,388	(370)

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,985,906 or 5.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,985,906 or 5.0% of net assets.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,258	2,699,851	2,726,110	620	1	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	2,039,559	34,200,301	33,322,196	115,024	119	-	2,917,783	2,917,492	0.0%
Total	2,065,817	36,900,152	36,048,306	115,644	120	-	2,917,783

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	14,621,716	14,621,716	-	-
Information Technology	6,967,966	6,967,966	-	-
Utilities	17,847,570	17,847,570	-	-

Money Market Funds	2,917,783	2,917,783	-	-
Total Investments in Securities:	42,355,035	42,355,035	-	-
Derivative Instruments:

Liabilities
Futures Contracts	(370)	(370)	-	-
Total Liabilities	(370)	(370)	-	-
Total Derivative Instruments:	(370)	(370)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(370)
Total Equity Risk	-	(370)
Total Value of Derivatives	-	(370)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Clean Energy ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,802,824) - See accompanying schedule:
Unaffiliated issuers (cost $36,125,354)	$39,437,252
Fidelity Central Funds (cost $2,917,783)	2,917,783

Total Investment in Securities (cost $39,043,137)		$42,355,035
Segregated cash with brokers for derivative instruments		12,562
Cash		113,395
Foreign currency held at value (cost $32,265)		32,182
Receivable for investments sold		33,379
Dividends receivable		12,230
Reclaims receivable		27,128
Distributions receivable from Fidelity Central Funds		12,574
Other receivables		9
Total assets		42,598,494
Liabilities
Payable for investments purchased	$113,154
Accrued management fee	12,943
Payable for daily variation margin on futures contracts	776
Collateral on securities loaned	2,917,665
Total liabilities		3,044,538
Net Assets		$39,553,956
Net Assets consist of:
Paid in capital		$49,803,261
Total accumulated earnings (loss)		(10,249,305)
Net Assets		$39,553,956
Net Asset Value, offering price and redemption price per share ($39,553,956 ÷ 1,950,000 shares)		$20.28
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$153,193
Interest		244
Income from Fidelity Central Funds (including $115,024 from security lending)		115,644
Income before foreign taxes withheld		$269,081
Less foreign taxes withheld		(20,063)
Total income		249,018
Expenses
Management fee	$64,965
Independent trustees' fees and expenses	61
Total expenses before reductions	65,026
Expense reductions	(149)
Total expenses after reductions		64,877
Net Investment income (loss)		184,141
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(748,664)
Fidelity Central Funds	120
Foreign currency transactions	(1,493)
Futures contracts	10,546
Total net realized gain (loss)		(739,491)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,400,604
Assets and liabilities in foreign currencies	(2,372)
Futures contracts	(3,593)
Total change in net unrealized appreciation (depreciation)		8,394,639
Net gain (loss)		7,655,148
Net increase (decrease) in net assets resulting from operations		$7,839,289
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$184,141	$307,102
Net realized gain (loss)	(739,491)	(3,465,893)
Change in net unrealized appreciation (depreciation)	8,394,639	4,991,797
Net increase (decrease) in net assets resulting from operations	7,839,289	1,833,006
Distributions to shareholders	(213,600)	(363,900)

Share transactions
Proceeds from sales of shares	6,242,188	748,678
Cost of shares redeemed	-	(1,918,527)

Net increase (decrease) in net assets resulting from share transactions	6,242,188	(1,169,849)
Total increase (decrease) in net assets	13,867,877	299,257

Net Assets
Beginning of period	25,686,079	25,386,822
End of period	$39,553,956	$25,686,079

Other Information
Shares
Sold	300,000	50,000
Redeemed	-	(150,000)
Net increase (decrease)	300,000	(100,000)

Financial Highlights
Fidelity® Clean Energy ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$15.57	$14.51	$20.81	$20.95	$25.12
Income from Investment Operations
Net investment income (loss) B,C	.11	.17	.18	.15	.15
Net realized and unrealized gain (loss)	4.72	1.10	(6.27)	(.12)	(4.20)
Total from investment operations	4.83	1.27	(6.09)	.03	(4.05)
Distributions from net investment income	(.12)	(.21)	(.21)	(.17)	(.12)
Total distributions	(.12)	(.21)	(.21)	(.17)	(.12)
Net asset value, end of period	$20.28	$15.57	$14.51	$20.81	$20.95
Total Return D,E,F	31.12%	8.84%	(29.37)%	.10%	(16.12)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.39%	.42%	.39%	.39% I
Expenses net of fee waivers, if any	.38 % I	.39%	.40%	.39%	.39% I
Expenses net of all reductions, if any	.38% I	.39%	.40%	.39%	.39% I
Net investment income (loss)	1.09% I	1.22%	1.13%	.69%	.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$39,554	$25,686	$25,387	$38,504	$28,288
Portfolio turnover rate J,K	46 % I	46%	45%	37%	30% L

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity® Cloud Computing ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
CHINA - 2.1%
Information Technology - 2.1%
IT Services - 0.8%
Kingsoft Cloud Holdings Ltd (a)(b)	1,054,000	746,135
Software - 1.3%
Kingdee International Software Group Co Ltd (a)	675,500	1,153,388
TOTAL CHINA		1,899,523
GERMANY - 0.9%
Information Technology - 0.9%
IT Services - 0.9%
IONOS Group SE (a)	24,528	770,584
ISRAEL - 1.6%
Information Technology - 1.6%
Software - 1.6%
Nice Ltd (a)	12,366	1,385,554
TAIWAN - 2.0%
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
Hon Hai Precision Industry Co Ltd	243,000	1,782,642
UNITED STATES - 93.2%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
ZoomInfo Technologies Inc (a)	95,449	970,716
Consumer Discretionary - 2.0%
Broadline Retail - 2.0%
Amazon.com Inc (a)	7,727	1,783,546
Information Technology - 83.1%
IT Services - 11.8%
CoreWeave Inc Class A (a)	22,572	1,616,381
DigitalOcean Holdings Inc (a)	21,429	1,031,163
MongoDB Inc Class A (a)	6,047	2,537,865
Snowflake Inc (a)	14,601	3,202,876
Twilio Inc Class A (a)	15,606	2,219,797
		10,608,082
Software - 57.0%
Appian Corp Class A (a)	19,620	694,940
Atlassian Corp Class A (a)	14,020	2,273,203
Box Inc Class A (a)	35,795	1,070,628
Commvault Systems Inc (a)	9,949	1,247,207
Confluent Inc Class A (a)	56,412	1,705,899
Datadog Inc Class A (a)	18,569	2,525,198
Docusign Inc (a)	24,570	1,680,588
Dropbox Inc Class A (a)	40,864	1,136,019
Dynatrace Inc (a)	38,342	1,661,742
Elastic NV (a)	17,895	1,349,999
Five9 Inc (a)	37,368	749,228
Gitlab Inc Class A (a)(b)	31,763	1,192,065
HubSpot Inc (a)	5,251	2,107,226
Intapp Inc (a)	20,485	938,623
JFrog Ltd (a)	20,600	1,286,676
LiveRamp Holdings Inc (a)	28,587	839,600
Microsoft Corp	8,284	4,006,308
Monday.com Ltd (a)	8,304	1,225,338
Nutanix Inc Class A (a)	35,296	1,824,450
Onestream Inc Class A (a)	40,107	737,167
Pegasystems Inc	20,991	1,253,583
RingCentral Inc Class A (a)(b)	30,467	879,887
Rubrik Inc Class A (a)	21,088	1,612,810
Salesforce Inc	16,098	4,264,522
Servicenow Inc (a)	23,743	3,637,190
Teradata Corp (a)	31,930	971,949
UiPath Inc Class A (a)	75,202	1,232,561
Vertex Inc Class A (a)	38,237	763,593
Workday Inc Class A (a)	12,825	2,754,554
Zeta Global Holdings Corp Class A (a)	56,122	1,142,083
Zoom Communications Inc Class A (a)	24,017	2,072,427
		50,837,263
Technology Hardware, Storage & Peripherals - 14.3%
NetApp Inc	18,135	1,942,077
Pure Storage Inc Class A (a)	28,742	1,926,001
Sandisk Corp/DE	10,827	2,570,113
Seagate Technology Holdings PLC	11,287	3,108,327
Western Digital Corp	18,537	3,193,370
		12,739,888
TOTAL INFORMATION TECHNOLOGY		74,185,233
Real Estate - 7.0%
Specialized REITs - 7.0%
Digital Realty Trust Inc	17,952	2,777,354
Equinix Inc	4,535	3,474,536
TOTAL REAL ESTATE		6,251,890
TOTAL UNITED STATES		83,191,385
TOTAL COMMON STOCKS (Cost $84,661,911)		89,029,688

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.79	126,042	126,067
Fidelity Securities Lending Cash Central Fund (c)(d)	3.77	1,799,840	1,800,020
TOTAL MONEY MARKET FUNDS (Cost $1,926,087)			1,926,087

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $86,587,998)	90,955,775
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(1,710,808)
NET ASSETS - 100.0%	89,244,967

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	4	3/2026	203,654	(153)

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	185,591	2,715,982	2,775,514	4,055	8	-	126,067	126,042	0.0%
Fidelity Securities Lending Cash Central Fund	2,271,457	27,120,158	27,591,615	34,079	20	-	1,800,020	1,799,840	0.0%
Total	2,457,048	29,836,140	30,367,129	38,134	28	-	1,926,087

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	970,716	970,716	-	-
Consumer Discretionary	1,783,546	1,783,546	-	-
Information Technology	80,023,536	80,023,536	-	-
Real Estate	6,251,890	6,251,890	-	-

Money Market Funds	1,926,087	1,926,087	-	-
Total Investments in Securities:	90,955,775	90,955,775	-	-
Derivative Instruments:

Liabilities
Futures Contracts	(153)	(153)	-	-
Total Liabilities	(153)	(153)	-	-
Total Derivative Instruments:	(153)	(153)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(153)
Total Equity Risk	-	(153)
Total Value of Derivatives	-	(153)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Cloud Computing ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,633,514) - See accompanying schedule:
Unaffiliated issuers (cost $84,661,911)	$89,029,688
Fidelity Central Funds (cost $1,926,087)	1,926,087

Total Investment in Securities (cost $86,587,998)		$90,955,775
Segregated cash with brokers for derivative instruments		36,320
Foreign currency held at value (cost $35,937)		36,022
Dividends receivable		43,881
Distributions receivable from Fidelity Central Funds		4,130
Total assets		91,076,128
Liabilities
Accrued management fee	$29,410
Payable for daily variation margin on futures contracts	1,748
Other payables and accrued expenses	3
Collateral on securities loaned	1,800,000
Total liabilities		1,831,161
Net Assets		$89,244,967
Net Assets consist of:
Paid in capital		$82,391,652
Total accumulated earnings (loss)		6,853,315
Net Assets		$89,244,967
Net Asset Value, offering price and redemption price per share ($89,244,967 ÷ 3,000,000 shares)		$29.75
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$153,656
Interest		427
Income from Fidelity Central Funds (including $34,079 from security lending)		38,134
Total income		192,217
Expenses
Management fee	$177,356
Independent trustees' fees and expenses	185
Total expenses before reductions	177,541
Expense reductions	(420)
Total expenses after reductions		177,121
Net Investment income (loss)		15,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(632,391)
Redemptions in-kind	11,411,798
Fidelity Central Funds	28
Foreign currency transactions	(4,455)
Futures contracts	29,488
Total net realized gain (loss)		10,804,468
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,068,376)
Assets and liabilities in foreign currencies	(54)
Futures contracts	(8,386)
Total change in net unrealized appreciation (depreciation)		(6,076,816)
Net gain (loss)		4,727,652
Net increase (decrease) in net assets resulting from operations		$4,742,748
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,096	$48,034
Net realized gain (loss)	10,804,468	6,413,490
Change in net unrealized appreciation (depreciation)	(6,076,816)	6,091,949
Net increase (decrease) in net assets resulting from operations	4,742,748	12,553,473
Distributions to shareholders	(13,000)	(45,600)

Share transactions
Proceeds from sales of shares	16,169,717	26,788,469
Cost of shares redeemed	(23,994,601)	(24,077,800)

Net increase (decrease) in net assets resulting from share transactions	(7,824,884)	2,710,669
Total increase (decrease) in net assets	(3,095,136)	15,218,542

Net Assets
Beginning of period	92,340,103	77,121,561
End of period	$89,244,967	$92,340,103

Other Information
Shares
Sold	550,000	950,000
Redeemed	(800,000)	(900,000)
Net increase (decrease)	(250,000)	50,000

Financial Highlights
Fidelity® Cloud Computing ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$28.41	$24.10	$19.44	$15.91	$25.20
Income from Investment Operations
Net investment income (loss) B,C	- D	.02	.04 E	.04	.06
Net realized and unrealized gain (loss)	1.34	4.30	4.66	3.53	(9.29)
Total from investment operations	1.34	4.32	4.70	3.57	(9.23)
Distributions from net investment income	- F	(.01)	(.04)	(.03)	(.06)
Distributions from tax return of capital	-	-	-	(.01)	-
Total distributions	-	(.01)	(.04)	(.04)	(.06)
Net asset value, end of period	$29.75	$28.41	$24.10	$19.44	$15.91
Total Return G,H,I	4.72%	17.96%	24.16%	22.51%	(36.69)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.38% L	.39%	.41%	.39%	.39% L
Expenses net of fee waivers, if any	.38 % L	.39%	.40%	.39%	.39% L
Expenses net of all reductions, if any	.38% L	.39%	.40%	.39%	.39% L
Net investment income (loss)	.03% L	.06%	.18% E	.23%	.41% L
Supplemental Data
Net assets, end of period (000 omitted)	$89,245	$92,340	$77,122	$36,938	$18,293
Portfolio turnover rate M,N	42 % L	32%	33%	38%	31% O

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .10%.
FAmount represents less than .005%.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IBased on net asset value.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount not annualized.
Fidelity® Crypto Industry and Digital Payments ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 5.5%
Financials - 1.3%
Consumer Finance - 1.3%
Zip Co Ltd (a)	1,535,387	3,368,541
Information Technology - 4.2%
Software - 4.2%
IREN Ltd (a)(b)	283,527	10,708,815
TOTAL AUSTRALIA		14,077,356
BRAZIL - 2.9%
Financials - 2.9%
Financial Services - 2.9%
Pagseguro Digital Ltd Class A	348,281	3,357,429
StoneCo Ltd Class A (a)	278,820	4,123,748

TOTAL BRAZIL		7,481,177
CANADA - 7.5%
Information Technology - 7.5%
IT Services - 1.7%
Shopify Inc Class A (a)	27,205	4,386,143
Software - 5.8%
Bitfarms Ltd/Canada (a)(b)	1,843,943	4,345,020
Hive Digital Technologies Ltd (United States) (a)(b)	1,324,644	3,417,581
Hut 8 Corp (United States) (a)	156,405	7,185,246
		14,947,847
TOTAL CANADA		19,333,990
CHINA - 2.2%
Communication Services - 0.5%
Entertainment - 0.5%
Boyaa Interactive International Ltd (b)	2,724,000	1,196,901
Financials - 0.8%
Capital Markets - 0.8%
OSL Group Ltd (a)(b)	973,000	2,125,137
Information Technology - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Canaan Inc Class A ADR (a)(b)	3,480,606	2,401,618
TOTAL CHINA		5,723,656
GERMANY - 0.4%
Information Technology - 0.4%
Software - 0.4%
Northern Data AG (a)(b)	63,257	1,155,243
GRAND CAYMAN (UK OVERSEAS TER) - 1.9%
Financials - 1.9%
Capital Markets - 1.9%
Bullish (b)	127,968	4,846,148
ISRAEL - 1.1%
Financials - 1.1%
Capital Markets - 1.1%
Etoro Group Ltd Class A	82,973	2,914,841
ITALY - 1.3%
Financials - 1.3%
Financial Services - 1.3%
Nexi SpA (b)(c)(d)	657,819	3,261,041
JAPAN - 4.7%
Communication Services - 0.6%
Media - 0.6%
Ceres Inc/Japan (b)	122,600	1,519,741
Financials - 2.9%
Capital Markets - 2.9%
Monex Group Inc	465,300	2,169,985
SBI Holdings Inc	240,400	5,176,242
TOTAL FINANCIALS		7,346,227
Information Technology - 1.2%
IT Services - 1.2%
CAICA DIGITAL Inc (a)(b)	2,425,000	1,485,215
GMO internet group Inc	65,100	1,627,240
TOTAL INFORMATION TECHNOLOGY		3,112,455
TOTAL JAPAN		11,978,423
KOREA (SOUTH) - 1.3%
Financials - 1.3%
Financial Services - 1.3%
Danal Co Ltd (a)	687,488	3,436,128
MALAYSIA - 0.8%
Industrials - 0.8%
Professional Services - 0.8%
Zetrix Ai Bhd	9,954,699	1,987,015
NETHERLANDS - 2.0%
Financials - 2.0%
Capital Markets - 0.2%
Coincheck Group NV (a)	184,394	464,673
Financial Services - 1.8%
Adyen NV (a)(c)(d)	2,849	4,600,761
TOTAL NETHERLANDS		5,065,434
UNITED KINGDOM - 1.5%
Financials - 1.5%
Financial Services - 1.5%
Klarna Group PLC (b)	136,166	3,936,559
UNITED STATES - 66.7%
Financials - 34.3%
Capital Markets - 11.2%
Bakkt Holdings Inc/US Class A (a)(b)	187,366	1,881,155
Coinbase Global Inc Class A (a)	63,334	14,322,351
Galaxy Digital Inc Class A (b)	229,164	5,124,107
Gemini Space Station Inc Class A (b)	277,971	2,757,472
Robinhood Markets Inc Class A (a)	43,044	4,868,276
		28,953,361
Consumer Finance - 2.1%
Figure Technology Solutions Inc Class A	134,099	5,476,603
Financial Services - 21.0%
Block Inc Class A (a)	138,146	8,991,924
Chime Financial Inc Class A (a)	181,017	4,556,198
Corpay Inc (a)	14,881	4,478,139
Fiserv Inc (a)	66,991	4,499,785
Flywire Corp (a)	210,919	2,986,613
Global Payments Inc	55,498	4,295,545
Mastercard Inc Class A	8,160	4,658,381
Paymentus Holdings Inc Class A (a)	78,709	2,486,417
PayPal Holdings Inc	71,690	4,185,262
Shift4 Payments Inc Class A (a)(b)	63,803	4,017,675
Visa Inc Class A	13,529	4,744,756
WEX Inc (a)	25,617	3,816,421
		53,717,116
TOTAL FINANCIALS		88,147,080
Information Technology - 32.4%
IT Services - 3.5%
Applied Digital Corp (a)(b)	369,568	9,061,807
Software - 28.9%
Bit Digital Inc (a)(b)	1,837,240	3,472,384
Bitdeer Technologies Group Class A (a)(b)	329,753	3,696,531
BitMine Immersion Technologies Inc	349,458	9,487,785
BTCS Inc (b)	722,604	1,907,675
Cipher Mining Inc (a)(b)	513,209	7,574,965
Circle Internet Group Inc Class A	152,717	12,110,458
Cleanspark Inc (a)(b)	528,387	5,347,276
Core Scientific Inc (a)(b)	400,172	5,826,504
Digi Power X Inc (United States) (a)	560,749	1,429,910
Exodus Movement Inc Class A (a)(b)	74,668	1,104,339
MARA Holdings Inc (a)(b)	734,156	6,592,721
Riot Platforms Inc (a)	550,988	6,981,018
Soluna Holdings Inc (a)(b)	1,259,329	1,473,415
Terawulf Inc (a)(b)	637,499	7,324,864
		74,329,845
TOTAL INFORMATION TECHNOLOGY		83,391,652
TOTAL UNITED STATES		171,538,732
TOTAL COMMON STOCKS (Cost $252,082,260)		256,735,743

Money Market Funds - 28.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	494,591	494,690
Fidelity Securities Lending Cash Central Fund (e)(f)	3.77	71,601,691	71,608,851
TOTAL MONEY MARKET FUNDS (Cost $72,103,541)			72,103,541

TOTAL INVESTMENT IN SECURITIES - 127.8% (Cost $324,185,801)	328,839,284
NET OTHER ASSETS (LIABILITIES) - (27.8)%	(71,438,467)
NET ASSETS - 100.0%	257,400,817

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	2	3/2026	101,827	486
CME E-Mini Russell 2000 Index Contracts (United States)	4	3/2026	499,600	(12,011)

TOTAL FUTURES CONTRACTS				(11,525)
The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,861,802 or 3.1% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,861,802 or 3.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	425,752	18,474,259	18,405,159	13,609	(163)	1	494,690	494,591	0.0%
Fidelity Securities Lending Cash Central Fund	55,926,092	412,421,882	396,739,437	537,383	314	-	71,608,851	71,601,691	0.2%
Total	56,351,844	430,896,141	415,144,596	550,992	151	1	72,103,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,716,642	2,716,642	-	-
Financials	131,928,313	131,928,313	-	-
Industrials	1,987,015	1,987,015	-	-
Information Technology	120,103,773	120,103,773	-	-

Money Market Funds	72,103,541	72,103,541	-	-
Total Investments in Securities:	328,839,284	328,839,284	-	-
Derivative Instruments:

Assets
Futures Contracts	486	486	-	-
Total Assets	486	486	-	-

Liabilities
Futures Contracts	(12,011)	(12,011)	-	-
Total Liabilities	(12,011)	(12,011)	-	-
Total Derivative Instruments:	(11,525)	(11,525)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	486	(12,011)
Total Equity Risk	486	(12,011)
Total Value of Derivatives	486	(12,011)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Crypto Industry and Digital Payments ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $72,199,302) - See accompanying schedule:
Unaffiliated issuers (cost $252,082,260)	$256,735,743
Fidelity Central Funds (cost $72,103,541)	72,103,541

Total Investment in Securities (cost $324,185,801)		$328,839,284
Segregated cash with brokers for derivative instruments		45,631
Foreign currency held at value (cost $175,111)		174,379
Dividends receivable		73,237
Distributions receivable from Fidelity Central Funds		62,617
Total assets		329,195,148
Liabilities
Payable for investments purchased	$89,262
Accrued management fee	91,716
Payable for daily variation margin on futures contracts	4,814
Other payables and accrued expenses	2
Collateral on securities loaned	71,608,537
Total liabilities		71,794,331
Net Assets		$257,400,817
Net Assets consist of:
Paid in capital		$229,631,748
Total accumulated earnings (loss)		27,769,069
Net Assets		$257,400,817
Net Asset Value, offering price and redemption price per share ($257,400,817 ÷ 6,700,000 shares)		$38.42
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$373,585
Interest		1,665
Income from Fidelity Central Funds (including $537,383 from security lending)		550,992
Total income		926,242
Expenses
Management fee	$522,924
Independent trustees' fees and expenses	482
Total expenses before reductions	523,406
Expense reductions	(257)
Total expenses after reductions		523,149
Net Investment income (loss)		403,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,432,774)
Redemptions in-kind	43,358,726
Fidelity Central Funds	151
Foreign currency transactions	10,505
Futures contracts	52,316
Total net realized gain (loss)		40,988,924
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(34,313,530)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(12,501)
Futures contracts	(26,816)
Total change in net unrealized appreciation (depreciation)		(34,352,846)
Net gain (loss)		6,636,078
Net increase (decrease) in net assets resulting from operations		$7,039,171
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$403,093	$449,724
Net realized gain (loss)	40,988,924	5,843,142
Change in net unrealized appreciation (depreciation)	(34,352,846)	12,623,214
Net increase (decrease) in net assets resulting from operations	7,039,171	18,916,080
Distributions to shareholders	(3,156,300)	(1,957,600)

Share transactions
Proceeds from sales of shares	114,557,517	104,716,736
Cost of shares redeemed	(56,606,598)	(29,900,709)

Net increase (decrease) in net assets resulting from share transactions	57,950,919	74,816,027
Total increase (decrease) in net assets	61,833,790	91,774,507

Net Assets
Beginning of period	195,567,027	103,792,520
End of period	$257,400,817	$195,567,027

Other Information
Shares
Sold	2,500,000	2,900,000
Redeemed	(1,300,000)	(950,000)
Net increase (decrease)	1,200,000	1,950,000

Financial Highlights
Fidelity® Crypto Industry and Digital Payments ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$35.56	$29.24	$19.19	$12.39	$25.76
Income from Investment Operations
Net investment income (loss) B,C	.07	.10 D	(.04)	(.03)	(.01)
Net realized and unrealized gain (loss)	3.23	6.60	10.14	6.83	(13.36)
Total from investment operations	3.30	6.70	10.10	6.80	(13.37)
Distributions from net investment income	(.44)	(.38)	(.05)	-	-
Total distributions	(.44)	(.38)	(.05)	-	-
Net asset value, end of period	$38.42	$35.56	$29.24	$19.19	$12.39
Total Return E,F,G	9.21%	22.94%	52.67%	54.94%	(51.92)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.38% J	.39%	.42%	.39%	.39% J
Expenses net of fee waivers, if any	.38 % J	.39%	.40%	.39%	.39% J
Expenses net of all reductions, if any	.38% J	.39%	.40%	.39%	.39% J
Net investment income (loss)	.29% J	.32% D	(.19)%	(.19)%	(.29)% J
Supplemental Data
Net assets, end of period (000 omitted)	$257,401	$195,567	$103,793	$36,462	$13,005
Portfolio turnover rate K,L	72 % J	79%	53%	55%	28% M

AFor the period April 19, 2022 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .26%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Fidelity® Electric Vehicles and Future Transportation ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRIA - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ams-OSRAM AG (a)	23,254	230,411
BELGIUM - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Melexis NV	5,615	379,186
CANADA - 1.3%
Industrials - 1.3%
Machinery - 1.3%
NFI Group Inc (a)	34,247	387,754
CHINA - 28.5%
Consumer Discretionary - 20.5%
Automobile Components - 2.9%
CALB Group Co Ltd H Shares (a)(c)(d)	109,700	354,039
Hesai Group ADR (a)	21,680	485,632
		839,671
Automobiles - 17.6%
BYD Co Ltd H Shares	104,900	1,285,055
Li Auto Inc A Shares (a)	106,100	883,996
NIO Inc A Shares (a)	162,950	857,510
XPeng Inc A Shares (a)	110,500	1,126,508
Yadea Group Holdings Ltd (c)(d)	277,073	404,743
Zhejiang Leapmotor Technology Co Ltd H Shares (a)(c)(d)	80,800	504,721
		5,062,533
TOTAL CONSUMER DISCRETIONARY		5,902,204
Industrials - 6.0%
Electrical Equipment - 6.0%
Contemporary Amperex Technology Co Ltd H Shares (b)	21,400	1,389,825
REPT BATTERO Energy Co Ltd H Shares (a)(b)	189,800	324,075
TOTAL INDUSTRIALS		1,713,900
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
indie Semiconductor Inc Class A (a)	72,581	256,211
Materials - 1.1%
Chemicals - 1.1%
Ganfeng Lithium Group Co Ltd H Shares (b)(c)(d)	48,480	323,574
TOTAL CHINA		8,195,889
FRANCE - 1.9%
Consumer Discretionary - 1.9%
Automobile Components - 1.9%
Forvia SE (a)	33,764	540,089
GERMANY - 4.8%
Information Technology - 4.8%
Semiconductors & Semiconductor Equipment - 4.8%
Infineon Technologies AG	31,127	1,379,300
HONG KONG - 1.2%
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Polestar Automotive Holding UK PLC Class A ADR (a)(b)	16,311	348,566
ISRAEL - 1.8%
Consumer Discretionary - 1.4%
Automobile Components - 1.4%
Mobileye Global Inc Class A (a)	37,934	396,031
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Innoviz Technologies Ltd (a)(b)	152,048	129,712
TOTAL ISRAEL		525,743
JAPAN - 8.0%
Information Technology - 8.0%
Electronic Equipment, Instruments & Components - 1.6%
Alps Alpine Co Ltd	35,500	451,493
Semiconductors & Semiconductor Equipment - 6.4%
Allegro MicroSystems Inc (a)	20,320	536,041
Renesas Electronics Corp	96,300	1,314,760
		1,850,801
TOTAL JAPAN		2,302,294
KOREA (SOUTH) - 3.9%
Industrials - 1.8%
Electrical Equipment - 1.8%
Doosan Fuel Cell Co Ltd (a)	9,996	200,190
LG Energy Solution Ltd (a)	1,227	313,873
TOTAL INDUSTRIALS		514,063
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Samsung SDI Co Ltd	1,669	312,239
Materials - 1.0%
Chemicals - 1.0%
LG Chem Ltd	1,343	310,450
TOTAL KOREA (SOUTH)		1,136,752
NETHERLANDS - 4.4%
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
NXP Semiconductors NV	5,864	1,272,840
SWEDEN - 3.0%
Consumer Discretionary - 3.0%
Automobile Components - 3.0%
Autoliv Inc	7,168	850,842
UNITED STATES - 38.8%
Consumer Discretionary - 20.2%
Automobile Components - 9.6%
Aptiv PLC (a)	15,172	1,154,438
Gentherm Inc (a)	9,822	357,226
Lear Corp	6,622	758,881
Visteon Corp	5,207	495,186
		2,765,731
Automobiles - 9.9%
Lucid Group Inc (a)(b)	31,262	330,439
Rivian Automotive Inc Class A (a)	60,098	1,184,532
Tesla Inc (a)	2,918	1,312,283
		2,827,254
Specialty Retail - 0.7%
EVgo Inc Class A (a)	73,905	215,063
TOTAL CONSUMER DISCRETIONARY		5,808,048
Industrials - 10.5%
Electrical Equipment - 3.2%
Bloom Energy Corp Class A (a)	2,810	244,161
Sensata Technologies Holding PLC	20,092	668,863
		913,024
Ground Transportation - 6.8%
Lyft Inc Class A (a)	38,845	752,427
Uber Technologies Inc (a)	14,577	1,191,087
		1,943,514
Machinery - 0.5%
Microvast Holdings Inc (a)	54,971	153,919
TOTAL INDUSTRIALS		3,010,457
Information Technology - 6.7%
Electronic Equipment, Instruments & Components - 0.7%
Aeva Technologies Inc (a)(b)	15,373	204,153
Semiconductors & Semiconductor Equipment - 6.0%
Analog Devices Inc	627	170,042
Diodes Inc (a)	5,233	258,196
Lattice Semiconductor Corp (a)	4,468	328,756
ON Semiconductor Corp (a)	6,163	333,727
SiTime Corp (a)	939	331,646
Skyworks Solutions Inc	4,898	310,582
		1,732,949
TOTAL INFORMATION TECHNOLOGY		1,937,102
Materials - 1.4%
Chemicals - 1.4%
Albemarle Corp	2,883	407,771
TOTAL UNITED STATES		11,163,378
TOTAL COMMON STOCKS (Cost $26,208,195)		28,713,044

Money Market Funds - 8.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	23,448	23,453
Fidelity Securities Lending Cash Central Fund (e)(f)	3.77	2,417,469	2,417,710
TOTAL MONEY MARKET FUNDS (Cost $2,441,228)			2,441,163

TOTAL INVESTMENT IN SECURITIES - 108.2% (Cost $28,649,423)	31,154,207
NET OTHER ASSETS (LIABILITIES) - (8.2)%	(2,366,797)
NET ASSETS - 100.0%	28,787,410

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	1	3/2026	50,914	243

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,587,077 or 5.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,587,077 or 5.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	260,187	236,732	56	-	(2)	23,453	23,448	0.0%
Fidelity Securities Lending Cash Central Fund	6,656,900	14,669,794	18,908,809	163,613	(112)	(63)	2,417,710	2,417,469	0.0%
Total	6,656,900	14,929,981	19,145,541	163,669	(112)	(65)	2,441,163

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	13,845,780	13,845,780	-	-
Industrials	5,626,174	5,626,174	-	-
Information Technology	8,199,295	8,199,295	-	-
Materials	1,041,795	1,041,795	-	-

Money Market Funds	2,441,163	2,441,163	-	-
Total Investments in Securities:	31,154,207	31,154,207	-	-
Derivative Instruments:

Assets
Futures Contracts	243	243	-	-
Total Assets	243	243	-	-
Total Derivative Instruments:	243	243	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	243	-
Total Equity Risk	243	-
Total Value of Derivatives	243	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Electric Vehicles and Future Transportation ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,328,713) - See accompanying schedule:
Unaffiliated issuers (cost $26,208,195)	$28,713,044
Fidelity Central Funds (cost $2,441,228)	2,441,163

Total Investment in Securities (cost $28,649,423)		$31,154,207
Segregated cash with brokers for derivative instruments		6,399
Foreign currency held at value (cost $5,336)		5,341
Receivable for investments sold		11
Dividends receivable		33,620
Distributions receivable from Fidelity Central Funds		15,646
Total assets		31,215,224
Liabilities
Accrued management fee	$9,484
Payable for daily variation margin on futures contracts	437
Other payables and accrued expenses	8
Collateral on securities loaned	2,417,885
Total liabilities		2,427,814
Net Assets		$28,787,410
Net Assets consist of:
Paid in capital		$56,669,016
Total accumulated earnings (loss)		(27,881,606)
Net Assets		$28,787,410
Net Asset Value, offering price and redemption price per share ($28,787,410 ÷ 1,750,000 shares)		$16.45
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$79,847
Income from Fidelity Central Funds (including $163,613 from security lending)		163,669
Total income		243,516
Expenses
Management fee	$57,674
Independent trustees' fees and expenses	60
Total expenses before reductions	57,734
Expense reductions	(296)
Total expenses after reductions		57,438
Net Investment income (loss)		186,078
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	566,635
Redemptions in-kind	653,953
Fidelity Central Funds	(112)
Foreign currency transactions	(613)
Futures contracts	5,365
Total net realized gain (loss)		1,225,228
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,860,547
Fidelity Central Funds	(65)
Assets and liabilities in foreign currencies	(255)
Futures contracts	(1,208)
Total change in net unrealized appreciation (depreciation)		1,859,019
Net gain (loss)		3,084,247
Net increase (decrease) in net assets resulting from operations		$3,270,325
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$186,078	$198,815
Net realized gain (loss)	1,225,228	(10,126,548)
Change in net unrealized appreciation (depreciation)	1,859,019	12,856,237
Net increase (decrease) in net assets resulting from operations	3,270,325	2,928,504
Distributions to shareholders	(199,500)	(169,000)

Share transactions
Proceeds from sales of shares	235	2,453
Cost of shares redeemed	(2,464,278)	(7,368,497)

Net increase (decrease) in net assets resulting from share transactions	(2,464,043)	(7,366,044)
Total increase (decrease) in net assets	606,782	(4,606,540)

Net Assets
Beginning of period	28,180,628	32,787,168
End of period	$28,787,410	$28,180,628

Other Information
Shares
Redeemed	(150,000)	(550,000)
Net increase (decrease)	(150,000)	(550,000)

Financial Highlights
Fidelity® Electric Vehicles and Future Transportation ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$14.83	$13.38	$19.09	$17.82	$25.20
Income from Investment Operations
Net investment income (loss) B,C	.10	.09 D	.07	.05	.04
Net realized and unrealized gain (loss)	1.63	1.45	(5.71)	1.27	(7.39)
Total from investment operations	1.73	1.54	(5.64)	1.32	(7.35)
Distributions from net investment income	(.11)	(.09)	(.07)	(.05)	(.03)
Total distributions	(.11)	(.09)	(.07)	(.05)	(.03)
Net asset value, end of period	$16.45	$14.83	$13.38	$19.09	$17.82
Total Return E,F,G	11.66%	11.51%	(29.55)%	7.36%	(29.15)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.38% J	.39%	.42%	.39%	.39% J
Expenses net of fee waivers, if any	.38 % J	.39%	.40%	.39%	.39% J
Expenses net of all reductions, if any	.38% J	.39%	.40%	.39%	.39% J
Net investment income (loss)	1.23% J	.68% D	.44%	.26%	.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$28,787	$28,181	$32,787	$54,395	$38,318
Portfolio turnover rate K,L	48 % J	77%	54%	62%	31% M

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .61%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Fidelity® Metaverse ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
CHINA - 7.1%
Communication Services - 5.1%
Entertainment - 3.2%
Netease Inc	55,900	1,541,227
Interactive Media & Services - 1.9%
Hello Group Inc Class A ADR	40,680	266,454
Newborn Town Inc (a)(b)	248,000	356,539
Weibo Corp A Shares	31,320	318,089
		941,082
TOTAL COMMUNICATION SERVICES		2,482,309
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 1.3%
Sunny Optical Technology Group Co Ltd	73,600	619,834
IT Services - 0.7%
Vnet Group Inc Class A ADR (a)	41,589	351,843
TOTAL INFORMATION TECHNOLOGY		971,677
TOTAL CHINA		3,453,986
FRANCE - 2.7%
Communication Services - 0.6%
Entertainment - 0.6%
Ubisoft Entertainment SA (a)	38,485	291,170
Information Technology - 2.1%
Software - 2.1%
Dassault Systemes SE	37,063	1,037,723
TOTAL FRANCE		1,328,893
GERMANY - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Nagarro SE	3,119	279,312
HONG KONG - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Cowell e Holdings Inc (a)	83,000	293,888
ISRAEL - 1.3%
Information Technology - 1.3%
IT Services - 1.3%
Wix.com Ltd (a)	6,201	644,222
JAPAN - 2.2%
Communication Services - 2.2%
Entertainment - 2.2%
GungHo Online Entertainment Inc	17,700	284,225
Nexon Co Ltd	32,300	788,619

TOTAL JAPAN		1,072,844
KOREA (SOUTH) - 6.2%
Communication Services - 6.2%
Entertainment - 3.8%
Krafton Inc (a)	3,609	616,302
NCSoft Corp	2,948	412,358
Netmarble Corp (a)(b)(c)	8,985	300,945
Pearl Abyss Corp (a)	11,835	307,264
Wemade Co Ltd (a)	11,783	204,079
		1,840,948
Interactive Media & Services - 2.4%
NAVER Corp	6,878	1,157,832
TOTAL KOREA (SOUTH)		2,998,780
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Himax Technologies Inc ADR	39,703	325,168
UNITED ARAB EMIRATES - 0.5%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Yalla Group Ltd ADR (a)	32,200	223,468
UNITED KINGDOM - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Endava PLC Class A ADR (a)	30,936	195,516
UNITED STATES - 77.6%
Communication Services - 24.9%
Entertainment - 9.7%
Electronic Arts Inc	7,536	1,539,831
Playtika Holding Corp	46,391	183,244
ROBLOX Corp Class A (a)	18,372	1,488,683
Take-Two Interactive Software Inc (a)	6,017	1,540,533
		4,752,291
Interactive Media & Services - 15.2%
Alphabet Inc Class A	6,983	2,185,679
Meta Platforms Inc Class A	3,353	2,213,282
Pinterest Inc Class A (a)	35,983	931,600
Reddit Inc Class A (a)	5,506	1,265,664
Snap Inc Class A (a)	96,679	780,199
		7,376,424
TOTAL COMMUNICATION SERVICES		12,128,715
Information Technology - 45.4%
IT Services - 3.5%
CoreWeave Inc Class A (a)	12,117	867,698
EPAM Systems Inc (a)	4,158	851,891
		1,719,589
Semiconductors & Semiconductor Equipment - 20.6%
Advanced Micro Devices Inc (a)	10,269	2,199,209
Ambarella Inc (a)	6,816	482,845
Cirrus Logic Inc (a)	5,416	641,796
Monolithic Power Systems Inc	1,606	1,455,614
NVIDIA Corp	12,095	2,255,719
QUALCOMM Inc	12,721	2,175,927
Skyworks Solutions Inc	11,692	741,390
		9,952,500
Software - 14.8%
Adobe Inc (a)	6,747	2,361,383
Bentley Systems Inc Class B	15,612	595,831
Microsoft Corp	4,613	2,230,939
PTC Inc (a)	6,157	1,072,611
Unity Software Inc (a)	21,374	944,090
		7,204,854
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	7,901	2,147,966
Super Micro Computer Inc (a)	29,240	855,855
Turtle Beach Corp (a)	12,552	176,104
		3,179,925
TOTAL INFORMATION TECHNOLOGY		22,056,868
Real Estate - 7.3%
Specialized REITs - 7.3%
Digital Realty Trust Inc	10,044	1,553,907
Equinix Inc	2,575	1,972,862
TOTAL REAL ESTATE		3,526,769
TOTAL UNITED STATES		37,712,352
TOTAL COMMON STOCKS (Cost $43,255,224)		48,528,429

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.79	26,700	26,706
Fidelity Securities Lending Cash Central Fund (d)(e)	3.77	108	107
TOTAL MONEY MARKET FUNDS (Cost $26,816)			26,813

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $43,282,040)	48,555,242
NET OTHER ASSETS (LIABILITIES) - 0.1%	66,840
NET ASSETS - 100.0%	48,622,082

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	1	3/2026	50,914	243

The notional amount of long futures as a percentage of Net Assets is 0.1%.

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $657,484 or 1.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $300,945 or 0.6% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,160	1,924,741	1,942,198	1,745	6	(3)	26,706	26,700	0.0%
Fidelity Securities Lending Cash Central Fund	231,250	9,951,209	10,182,416	905	64	-	107	108	0.0%
Total	275,410	11,875,950	12,124,614	2,650	70	(3)	26,813

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	19,197,286	19,197,286	-	-
Information Technology	25,804,374	25,804,374	-	-
Real Estate	3,526,769	3,526,769	-	-

Money Market Funds	26,813	26,813	-	-
Total Investments in Securities:	48,555,242	48,555,242	-	-
Derivative Instruments:

Assets
Futures Contracts	243	243	-	-
Total Assets	243	243	-	-
Total Derivative Instruments:	243	243	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	243	-
Total Equity Risk	243	-
Total Value of Derivatives	243	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Metaverse ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $43,255,224)	$48,528,429
Fidelity Central Funds (cost $26,816)	26,813

Total Investment in Securities (cost $43,282,040)		$48,555,242
Segregated cash with brokers for derivative instruments		14,554
Cash		27,367
Foreign currency held at value (cost $8,753)		8,962
Dividends receivable		32,112
Distributions receivable from Fidelity Central Funds		231
Total assets		48,638,468
Liabilities
Accrued management fee	$15,949
Payable for daily variation margin on futures contracts	437
Total liabilities		16,386
Net Assets		$48,622,082
Net Assets consist of:
Paid in capital		$43,892,558
Total accumulated earnings (loss)		4,729,524
Net Assets		$48,622,082
Net Asset Value, offering price and redemption price per share ($48,622,082 ÷ 1,350,000 shares)		$36.02
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$129,267
Interest		332
Income from Fidelity Central Funds (including $905 from security lending)		2,650
Total income		132,249
Expenses
Management fee	$92,058
Independent trustees' fees and expenses	88
Total expenses before reductions	92,146
Expense reductions	(308)
Total expenses after reductions		91,838
Net Investment income (loss)		40,411
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	133,569
Redemptions in-kind	2,653,992
Fidelity Central Funds	70
Foreign currency transactions	(4,809)
Futures contracts	15,508
Total net realized gain (loss)		2,798,330
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(84,371)
Fidelity Central Funds	(3)
Assets and liabilities in foreign currencies	(45)
Futures contracts	(3,160)
Total change in net unrealized appreciation (depreciation)		(87,579)
Net gain (loss)		2,710,751
Net increase (decrease) in net assets resulting from operations		$2,751,162
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,411	$303,619
Net realized gain (loss)	2,798,330	988,215
Change in net unrealized appreciation (depreciation)	(87,579)	2,596,078
Net increase (decrease) in net assets resulting from operations	2,751,162	3,887,912
Distributions to shareholders	(92,400)	(321,750)

Share transactions
Proceeds from sales of shares	10,890,715	11,031,831
Cost of shares redeemed	(5,581,367)	(7,503,621)

Net increase (decrease) in net assets resulting from share transactions	5,309,348	3,528,210
Total increase (decrease) in net assets	7,968,110	7,094,372

Net Assets
Beginning of period	40,653,972	33,559,600
End of period	$48,622,082	$40,653,972

Other Information
Shares
Sold	300,000	350,000
Redeemed	(150,000)	(250,000)
Net increase (decrease)	150,000	100,000

Financial Highlights
Fidelity® Metaverse ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$33.88	$30.51	$25.67	$21.32	$25.28
Income from Investment Operations
Net investment income (loss) B,C	.03	.28 D	.10	.11 E	- F
Net realized and unrealized gain (loss)	2.18	3.38	4.84	4.36	(3.96)
Total from investment operations	2.21	3.66	4.94	4.47	(3.96)
Distributions from net investment income	(.07)	(.29)	(.10)	(.12)	-
Total distributions	(.07)	(.29)	(.10)	(.12)	-
Net asset value, end of period	$36.02	$33.88	$30.51	$25.67	$21.32
Total Return G,H,I	6.50%	12.13%	19.25%	21.06%	(15.67)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.38% L	.39%	.42%	.39%	.39% L
Expenses net of fee waivers, if any	.38 % L	.39%	.40%	.39%	.39% L
Expenses net of all reductions, if any	.38% L	.39%	.40%	.39%	.39% L
Net investment income (loss)	.17% L	.94% D	.35%	.49% E	.01% L
Supplemental Data
Net assets, end of period (000 omitted)	$48,622	$40,654	$33,560	$16,689	$10,658
Portfolio turnover rate M,N	41 % L	30%	52%	47%	8% O

AFor the period April 19, 2022 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .42%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
FAmount represents less than $.005 per share.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IBased on net asset value.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2025

1. Organization.
Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Metaverse ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Electric Vehicles and Future Transportation ETF, and Fidelity Metaverse ETF are each a diversified fund. Fidelity Crypto Industry and Digital Payments ETF is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

For Fidelity Clean Energy ETF, clean energy companies are subject to various risks, including fluctuations in commodity prices and/or interest rates, obsolescence of existing technology, short product cycles, changes in governmental and environmental regulations and enforcement policies, changes in U.S. and foreign government policies, including tax incentives and government subsidies, reduced availability of clean energy sources or other commodities, and extreme weather or other natural disasters.

For Fidelity Cloud Computing ETF, cloud computing companies are subject to various risks, including those associated with limited operating history, product lines, markets, financial resources or personnel, changes in business cycles, intense competition, potentially rapid product obsolescence, disruptions in service, changes in regulation, and cybersecurity attacks and other types of theft.

For Fidelity Crypto Industry and Digital Payments ETF, cryptocurrency and blockchain companies are subject to various risks, including inability to develop digital asset applications or to capitalize on those applications, theft, loss, or destruction of cryptographic keys, the possibility that digital asset technologies may never be fully implemented, cybersecurity risk, conflicting intellectual property claims, and inconsistent and changing regulations. Digital payments processing companies are subject to various risks, including those associated with intense competition, changes in regulation, economic conditions, deterioration in credit markets, impairment of intellectual property rights, disruptions in service, and cybersecurity attacks and other types of theft.

For Fidelity Electric Vehicles and Future Transportation ETF, electric vehicles and future transportation companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, production delays, changes in governmental regulation, and litigation based on product liability claims.

For Fidelity Metaverse ETF, metaverse companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, potentially rapid product obsolescence, impairment of intellectual property rights, disruptions in service, cybersecurity attacks, and changes in regulation.

Although each Fund's underlying index uses a rules-based proprietary index methodology that seeks to identify such companies, there is no guarantee that this methodology will be successful.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than.005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market for Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities and dividend receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Clean Energy ETF.	39,558,813	9,099,671	(6,303,819)	2,795,852
Fidelity Cloud Computing ETF	87,303,070	11,744,168	(8,091,616)	3,652,552
Fidelity Crypto Industry and Digital Payments ETF	326,681,203	52,200,171	(50,053,615)	2,146,556
Fidelity Electric Vehicles and Future Transportation ETF	28,725,695	5,380,178	(2,951,423)	2,428,755
Fidelity Metaverse ETF	43,470,330	9,018,279	(3,933,124)	5,085,155

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Clean Energy ETF.	(2,280,041)	(9,854,117)	(12,134,158)
Fidelity Cloud Computing ETF	(2,943,152)	(4,480,974)	(7,424,126)
Fidelity Crypto Industry and Digital Payments ETF	(9,801,302)	(4,136,229)	(13,937,531)
Fidelity Electric Vehicles and Future Transportation ETF	(8,959,016)	(22,428,793)	(31,387,809)
Fidelity Metaverse ETF	(950,308)	(2,044,900)	(2,995,208)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2025, to June 30, 2025.  Loss deferrals are as follows:

Ordinary Losses($)
Fidelity Cloud Computing ETF	(7,133)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Clean Energy ETF	8,461,412	7,548,580
Fidelity Cloud Computing ETF	30,117,092	19,083,110
Fidelity Crypto Industry and Digital Payments ETF	144,619,693	92,848,408
Fidelity Electric Vehicles and Future Transportation ETF	7,091,795	11,943,328
Fidelity Metaverse ETF	14,015,654	9,476,301

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Clean Energy ETF	5,343,125	-
Fidelity Cloud Computing ETF	7,160,730	24,393,503
Fidelity Crypto Industry and Digital Payments ETF	61,172,718	57,944,972
Fidelity Electric Vehicles and Future Transportation ETF	-	2,360,114
Fidelity Metaverse ETF	6,506,558	5,750,680
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Clean Energy ETF	.39%
Fidelity Cloud Computing ETF	.39%
Fidelity Crypto Industry and Digital Payments ETF	.39%
Fidelity Electric Vehicles and Future Transportation ETF	.39%
Fidelity Metaverse ETF	.39%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Clean Energy ETF	11,895	-	-
Fidelity Cloud Computing ETF	3,605	-	-
Fidelity Crypto Industry and Digital Payments ETF	56,612	4,683	-
Fidelity Electric Vehicles and Future Transportation ETF	17,326	-	-
Fidelity Metaverse ETF	95	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Crypto Industry and Digital Payments ETF	3,816,767
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Clean Energy ETF.	149
Fidelity Cloud Computing ETF	420
Fidelity Crypto Industry and Digital Payments ETF	257
Fidelity Electric Vehicles and Future Transportation ETF	296
Fidelity Metaverse ETF	308
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9903829.104
CEE-SANN-0226
Fidelity® Enhanced Emerging Markets ETF
Fidelity® Enhanced International ETF
Fidelity® Enhanced Large Cap Core ETF
Fidelity® Enhanced Large Cap Growth ETF
Fidelity® Enhanced Large Cap Value ETF
Fidelity® Enhanced Mid Cap ETF
Fidelity® Enhanced Small Cap ETF
Fidelity® Enhanced U.S. All-Cap Equity ETF

(Fidelity® Enhanced Mid Cap ETF and
Fidelity® Enhanced Small Cap ETF to be renamed Fidelity® Enhanced Mid Cap Core ETF and Fidelity® Enhanced Small Cap Core ETF, respectively, effective April 30, 2026)

Semi-Annual Report
December 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Enhanced Emerging Markets ETF
Fidelity® Enhanced International ETF
Fidelity® Enhanced Large Cap Core ETF
Fidelity® Enhanced Large Cap Growth ETF
Fidelity® Enhanced Large Cap Value ETF
Fidelity® Enhanced Mid Cap ETF
Fidelity® Enhanced Small Cap ETF
Fidelity® Enhanced U.S. All-Cap Equity ETF
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Enhanced Emerging Markets ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
BRAZIL - 4.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telefonica Brasil SA	51,750	312,592
Consumer Staples - 0.7%
Beverages - 0.7%
Ambev SA	135,700	343,228
Financials - 1.9%
Banks - 1.9%
Banco Bradesco SA	47,550	135,367
Banco Bradesco SA (PN)	74,250	246,473
Itau Unibanco Holding SA	70,096	501,823
TOTAL FINANCIALS		883,663
Industrials - 0.7%
Aerospace & Defense - 0.7%
Embraer SA ADR	5,478	352,619
Utilities - 0.2%
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,502	109,589
TOTAL BRAZIL		2,001,691
CHILE - 0.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Falabella SA	52,380	365,388
CHINA - 29.0%
Communication Services - 6.5%
Entertainment - 1.1%
Kingsoft Corp Ltd	858	3,135
Netease Inc	19,530	538,520
		541,655
Interactive Media & Services - 5.2%
Bilibili Inc ADR (b)	4,521	111,171
Bilibili Inc Z Shares (b)	8,988	222,774
Tencent Holdings Ltd	28,271	2,175,894
		2,509,839
Wireless Telecommunication Services - 0.2%
China United Network Communications Ltd A Shares (China)	100,100	73,139
TOTAL COMMUNICATION SERVICES		3,124,633
Consumer Discretionary - 5.0%
Automobile Components - 0.6%
Huayu Automotive Systems Co Ltd A Shares (China)	109,900	314,283
Automobiles - 0.8%
Geely Automobile Holdings Ltd	167,292	384,767
Broadline Retail - 3.4%
Alibaba Group Holding Ltd	64,995	1,192,554
JD.com Inc A Shares	17,464	250,425
PDD Holdings Inc Class A ADR (b)	1,703	193,103
		1,636,082
Specialty Retail - 0.2%
Pop Mart International Group Ltd (c)(d)	4,840	116,729
TOTAL CONSUMER DISCRETIONARY		2,451,861
Consumer Staples - 1.0%
Beverages - 0.4%
Beijing Yanjing Brewery Co Ltd A Shares (China)	111,200	178,557
Consumer Staples Distribution & Retail - 0.6%
JD Health International Inc (b)(c)(d)	43,249	308,418
TOTAL CONSUMER STAPLES		486,975
Energy - 1.2%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd H Shares	44,000	39,518
Oil, Gas & Consumable Fuels - 1.1%
China Petroleum & Chemical Corp A Shares (China)	110,200	97,379
PetroChina Co Ltd H Shares	392,982	423,142
		520,521
TOTAL ENERGY		560,039
Financials - 4.0%
Banks - 1.0%
Bank of Beijing Co Ltd A Shares (China)	294,400	230,681
Bank of Changsha Co Ltd A Shares (China)	50,000	69,348
Bank of Jiangsu Co Ltd A Shares (China)	9,300	13,830
China Construction Bank Corp H Shares	170,719	168,686
Industrial Bank Co Ltd A Shares (China)	3,100	9,334
		491,879
Consumer Finance - 0.4%
Qfin Holdings Inc Class A ADR	11,886	229,043
Insurance - 2.6%
China Life Insurance Co Ltd H Shares	82,700	290,944
People's Insurance Co Group of China Ltd/The A Shares (China)	45,700	58,483
People's Insurance Co Group of China Ltd/The H Shares	337,050	292,327
Ping An Insurance Group Co of China Ltd A Shares (China)	61,700	603,440
		1,245,194
TOTAL FINANCIALS		1,966,116
Health Care - 1.4%
Biotechnology - 0.7%
Innovent Biologics Inc (b)(c)(d)	34,650	339,479
Life Sciences Tools & Services - 0.7%
Wuxi Apptec Co Ltd A Shares (China)	27,400	355,110
TOTAL HEALTH CARE		694,589
Industrials - 3.5%
Aerospace & Defense - 0.1%
AviChina Industry & Technology Co Ltd H Shares	123,214	62,852
Electrical Equipment - 0.8%
Sunwoda Electronic Co Ltd A Shares (China)	35,200	131,616
Zhejiang Chint Electrics Co Ltd A Shares (China)	65,200	260,009
		391,625
Industrial Conglomerates - 0.6%
Fosun International Ltd	501,117	282,022
Machinery - 2.0%
Sany Heavy Industry Co Ltd A Shares (China)	104,500	315,725
Weichai Power Co Ltd A Shares (China)	94,700	232,902
Weichai Power Co Ltd H Shares	39,642	96,014
Yutong Bus Co Ltd A Shares (China)	64,200	300,175
		944,816
TOTAL INDUSTRIALS		1,681,315
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.6%
BOE Technology Group Co Ltd A Shares (China)	453,300	272,873
Technology Hardware, Storage & Peripherals - 0.2%
Xiaomi Corp B Shares (b)(c)(d)	24,198	122,192
TOTAL INFORMATION TECHNOLOGY		395,065
Materials - 5.0%
Chemicals - 1.3%
Hengli Petrochemical Co Ltd A Shares (China)	111,800	360,160
Kingfa Sci & Tech Co Ltd A Shares (China)	70,300	196,414
Rongsheng Petrochemical Co Ltd A Shares (China)	32,000	53,580
		610,154
Metals & Mining - 3.7%
Aluminum Corp of China Ltd A Shares (China)	124,700	217,888
Aluminum Corp of China Ltd H Shares	108,000	168,882
Baoshan Iron & Steel Co Ltd A Shares (China)	306,300	326,284
Citic Pacific Special Steel Group Co Ltd A Shares (China)	147,400	345,016
Hunan Valin Steel Co Ltd A Shares (China)	67,900	54,563
Shandong Nanshan Aluminum Co Ltd A Shares (China)	482,400	371,093
Zhongjin Gold Corp Ltd A Shares (China)	96,800	323,326
		1,807,052
TOTAL MATERIALS		2,417,206
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Huaneng Power International Inc A Shares (China)	217,600	232,109
Huaneng Power International Inc H Shares	102,857	75,728
TOTAL UTILITIES		307,837
TOTAL CHINA		14,085,636
GREECE - 1.0%
Financials - 0.2%
Banks - 0.2%
Eurobank SA	28,773	115,813
Utilities - 0.8%
Electric Utilities - 0.8%
Public Power Corp SA	16,300	348,635
TOTAL GREECE		464,448
HUNGARY - 1.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
MOL Hungarian Oil & Gas PLC Class A	21,830	196,252
Financials - 1.0%
Banks - 1.0%
OTP Bank Nyrt	4,314	463,021
TOTAL HUNGARY		659,273
INDIA - 12.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Tata Motors Passenger Vehicles Limited	10,342	42,277
Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Bharat Petroleum Corp Ltd	9,769	41,745
Hindustan Petroleum Corp Ltd	61,217	339,970
Indian Oil Corp Ltd	175,732	325,525
Reliance Industries Ltd	47,403	828,400
TOTAL ENERGY		1,535,640
Financials - 5.5%
Banks - 4.8%
Canara Bank	195,079	336,290
HDFC Bank Ltd	3,274	36,113
HDFC Bank Ltd ADR	21,653	791,201
ICICI Bank Ltd	1,668	24,927
ICICI Bank Ltd ADR	18,008	536,638
Punjab National Bank	186,831	256,934
State Bank of India	32,396	354,091
		2,336,194
Consumer Finance - 0.7%
Muthoot Finance Ltd	8,396	356,135
TOTAL FINANCIALS		2,692,329
Industrials - 1.1%
Aerospace & Defense - 0.4%
Hindustan Aeronautics Ltd (c)	4,431	216,402
Transportation Infrastructure - 0.7%
Adani Ports & Special Economic Zone Ltd	19,608	320,712
TOTAL INDUSTRIALS		537,114
Information Technology - 0.2%
IT Services - 0.2%
Tata Consultancy Services Ltd	2,046	73,000
Materials - 2.2%
Chemicals - 0.6%
Asian Paints Ltd	7,052	217,339
UPL Ltd	9,515	84,194
		301,533
Metals & Mining - 1.6%
Hindalco Industries Ltd	34,821	343,591
Vedanta Ltd	60,934	409,834
		753,425
TOTAL MATERIALS		1,054,958
TOTAL INDIA		5,935,318
KOREA (SOUTH) - 15.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
LG Uplus Corp	15,568	159,004
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	16	594
TOTAL COMMUNICATION SERVICES		159,598
Consumer Discretionary - 2.3%
Automobile Components - 1.6%
Hankook Tire & Technology Co Ltd	7,661	309,899
Hyundai Mobis Co Ltd	1,674	433,243
		743,142
Household Durables - 0.7%
LG Electronics Inc	5,561	354,597
TOTAL CONSUMER DISCRETIONARY		1,097,739
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
HD Hyundai Co Ltd	1,890	247,195
Financials - 0.9%
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	20	2,244
Mirae Asset Securities Co Ltd	3,427	55,522
		57,766
Financial Services - 0.7%
Meritz Financial Group Inc	4,397	345,053
Insurance - 0.1%
Samsung Life Insurance Co Ltd (b)	475	51,942
TOTAL FINANCIALS		454,761
Health Care - 0.1%
Biotechnology - 0.0%
Samsung Episholdings Co Ltd	52	26,807
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)	29	34,106
TOTAL HEALTH CARE		60,913
Industrials - 2.5%
Aerospace & Defense - 0.5%
Hanwha Aerospace Co Ltd	351	229,173
Industrial Conglomerates - 0.7%
SK Inc	1,912	340,284
Machinery - 1.3%
HD Hyundai Heavy Industries Co Ltd	806	284,655
HD Korea Shipbuilding & Offshore Engineering Co Ltd	1,206	340,572
		625,227
TOTAL INDUSTRIALS		1,194,684
Information Technology - 8.2%
Electronic Equipment, Instruments & Components - 0.6%
LG Display Co Ltd (b)	37,917	310,707
Semiconductors & Semiconductor Equipment - 3.3%
SK Hynix Inc	3,537	1,597,654
Technology Hardware, Storage & Peripherals - 4.3%
Samsung Electronics Co Ltd	24,804	2,063,515
TOTAL INFORMATION TECHNOLOGY		3,971,876
Utilities - 0.7%
Electric Utilities - 0.7%
Korea Electric Power Corp	10,805	353,862
TOTAL KOREA (SOUTH)		7,540,628
MALAYSIA - 0.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Maxis Bhd	54,600	50,994
Financials - 0.6%
Banks - 0.6%
Malayan Banking Bhd	108,600	280,465
TOTAL MALAYSIA		331,459
MEXICO - 1.3%
Materials - 1.3%
Construction Materials - 0.4%
Cemex SAB de CV ADR	16,392	188,344
Metals & Mining - 0.9%
Industrias Penoles SAB de CV (b)	8,715	458,189
TOTAL MEXICO		646,533
PHILIPPINES - 0.4%
Industrials - 0.4%
Transportation Infrastructure - 0.4%
International Container Terminal Services Inc	25,490	245,573
POLAND - 1.7%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
ORLEN SA	14,265	381,897
Financials - 0.7%
Banks - 0.7%
Santander Bank Polska SA	2,243	340,761
Materials - 0.2%
Metals & Mining - 0.2%
KGHM Polska Miedz SA (b)	1,496	117,013
TOTAL POLAND		839,671
SAUDI ARABIA - 2.2%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Saudi Arabian Oil Co (c)(d)	58,438	371,275
Financials - 1.4%
Banks - 1.4%
Al Rajhi Bank	19,699	512,065
Saudi Awwal Bank	2,043	17,637
Saudi National Bank/The	15,270	154,214
TOTAL FINANCIALS		683,916
Materials - 0.0%
Metals & Mining - 0.0%
Saudi Arabian Mining Co (b)	32	520
TOTAL SAUDI ARABIA		1,055,711
SOUTH AFRICA - 2.5%
Financials - 0.6%
Banks - 0.6%
Standard Bank Group Ltd	16,507	289,471
Materials - 1.9%
Metals & Mining - 1.9%
Gold Fields Ltd	616	26,995
Gold Fields Ltd ADR	11,393	497,418
Harmony Gold Mining Co Ltd	18,891	384,528
TOTAL MATERIALS		908,941
TOTAL SOUTH AFRICA		1,198,412
TAIWAN - 22.6%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Chunghwa Telecom Co Ltd	90,649	377,319
Consumer Staples - 0.3%
Food Products - 0.3%
Uni-President Enterprises Corp	63,000	154,928
Financials - 2.0%
Banks - 1.0%
CTBC Financial Holding Co Ltd	273,250	437,521
E.Sun Financial Holding Co Ltd	19,000	20,453
		457,974
Financial Services - 0.4%
Yuanta Financial Holding Co Ltd	167,142	209,514
Insurance - 0.6%
Cathay Financial Holding Co Ltd	121,000	292,543
TOTAL FINANCIALS		960,031
Information Technology - 19.5%
Communications Equipment - 0.9%
Accton Technology Corp	11,242	424,910
Electronic Equipment, Instruments & Components - 3.4%
Delta Electronics Inc	19,920	611,858
Hon Hai Precision Industry Co Ltd	102,900	756,521
Innolux Corp	243,214	132,265
Zhen Ding Technology Holding Ltd	35,000	158,523
		1,659,167
Semiconductors & Semiconductor Equipment - 14.9%
MediaTek Inc	13,992	638,191
Novatek Microelectronics Corp	19,642	234,311
Realtek Semiconductor Corp	21,042	328,194
Taiwan Semiconductor Manufacturing Co Ltd	122,114	6,037,149
		7,237,845
Technology Hardware, Storage & Peripherals - 0.3%
Compal Electronics Inc	151,200	146,608
TOTAL INFORMATION TECHNOLOGY		9,468,530
TOTAL TAIWAN		10,960,808
THAILAND - 0.7%
Financials - 0.7%
Banks - 0.7%
Kasikornbank PCL depository receipt	58,700	360,845
UNITED ARAB EMIRATES - 2.0%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Abu Dhabi National Oil Co for Distribution PJSC	232,414	246,795
Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Aldar Properties PJSC	128,781	305,056
Emaar Properties PJSC	106,716	408,239
TOTAL REAL ESTATE		713,295
TOTAL UNITED ARAB EMIRATES		960,090
UNITED STATES - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
BeOne Medicines Ltd H Shares (b)	16,350	376,676
TOTAL COMMON STOCKS (Cost $42,148,946)		48,028,160

Non-Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd (Cost $301,150)	6,593	408,051

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2026 (f)	3.89	20,000	20,000
US Treasury Bills 0% 3/12/2026 (f)	3.58	20,000	19,864
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,860)			39,864

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $127,906)	3.79	127,868	127,893

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $42,617,862)	48,603,968
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(41,491)
NET ASSETS - 100.0%	48,562,477

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	2	3/2026	141,140	1,403

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,508,601 or 3.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,292,199 or 2.7% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,864.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,825	21,900,025	21,843,129	10,486	185	(13)	127,893	127,868	0.0%
Fidelity Securities Lending Cash Central Fund	-	771,875	771,875	695	-	-	-	-	0.0%
Total	70,825	22,671,900	22,615,004	11,181	185	(13)	127,893

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,025,136	4,025,136	-	-
Consumer Discretionary	4,204,060	4,204,060	-	-
Consumer Staples	985,131	985,131	-	-
Energy	3,292,298	3,292,298	-	-
Financials	9,491,192	9,491,192	-	-
Health Care	1,132,178	1,132,178	-	-
Industrials	4,011,305	4,011,305	-	-
Information Technology	13,908,471	13,908,471	-	-
Materials	5,145,171	5,145,171	-	-
Real Estate	713,295	713,295	-	-
Utilities	1,119,923	1,119,923	-	-

Non-Convertible Preferred Stocks
Information Technology	408,051	408,051	-	-

U.S. Treasury Obligations	39,864	-	39,864	-

Money Market Funds	127,893	127,893	-	-
Total Investments in Securities:	48,603,968	48,564,104	39,864	-
Derivative Instruments:

Assets
Futures Contracts	1,403	1,403	-	-
Total Assets	1,403	1,403	-	-
Total Derivative Instruments:	1,403	1,403	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,403	-
Total Equity Risk	1,403	-
Total Value of Derivatives	1,403	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Emerging Markets ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $42,489,956)	$48,476,075
Fidelity Central Funds (cost $127,906)	127,893

Total Investment in Securities (cost $42,617,862)		$48,603,968
Cash		3,685
Foreign currency held at value (cost $30,812)		30,843
Dividends receivable		44,301
Distributions receivable from Fidelity Central Funds		1,361
Total assets		48,684,158
Liabilities
Accrued management fee	$14,523
Payable for daily variation margin on futures contracts	460
Deferred taxes	106,698
Total liabilities		121,681
Net Assets		$48,562,477
Net Assets consist of:
Paid in capital		$42,929,455
Total accumulated earnings (loss)		5,633,022
Net Assets		$48,562,477
Net Asset Value, offering price and redemption price per share ($48,562,477 ÷ 1,500,000 shares)		$32.37
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$387,305
Interest		1,063
Income from Fidelity Central Funds (including $695 from security lending)		11,181
Income before foreign taxes withheld		$399,549
Less foreign taxes withheld		(49,925)
Total income		349,624
Expenses
Management fee	$64,259
Independent trustees' fees and expenses	51
Total expenses before reductions	64,310
Expense reductions	(209)
Total expenses after reductions		64,101
Net Investment income (loss)		285,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	60,367
Redemptions in-kind	51,570
Fidelity Central Funds	185
Foreign currency transactions	(6,567)
Futures contracts	53,110
Total net realized gain (loss)		158,665
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $106,698)	4,472,476
Fidelity Central Funds	(13)
Assets and liabilities in foreign currencies	(502)
Futures contracts	503
Total change in net unrealized appreciation (depreciation)		4,472,464
Net gain (loss)		4,631,129
Net increase (decrease) in net assets resulting from operations		$4,916,652
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	For the period November 19, 2024 (commencement of operations) through June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$285,523	$167,610
Net realized gain (loss)	158,665	(297,015)
Change in net unrealized appreciation (depreciation)	4,472,464	1,408,235
Net increase (decrease) in net assets resulting from operations	4,916,652	1,278,830
Distributions to shareholders	(370,500)	(170,800)

Share transactions
Proceeds from sales of shares	35,606,747	12,633,157
Cost of shares redeemed	(2,808,278)	(2,523,331)

Net increase (decrease) in net assets resulting from share transactions	32,798,469	10,109,826
Total increase (decrease) in net assets	37,344,621	11,217,856

Net Assets
Beginning of period	11,217,856	-
End of period	$48,562,477	$11,217,856

Other Information
Shares
Sold	1,200,000	500,000
Redeemed	(100,000)	(100,000)
Net increase (decrease)	1,100,000	400,000

Financial Highlights
Fidelity® Enhanced Emerging Markets ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$28.04	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.42
Net realized and unrealized gain (loss)	4.36	3.05
Total from investment operations	4.62	3.47
Distributions from net investment income	(.29)	(.43)
Total distributions	(.29)	(.43)
Net asset value, end of period	$32.37	$28.04
Total Return D,E,F	16.51%	14.00%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.38% I
Expenses net of fee waivers, if any	.38 % I	.38% I
Expenses net of all reductions, if any	.38% I	.38% I
Net investment income (loss)	1.69% I	2.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$48,562	$11,218
Portfolio turnover rate J	130 % I,K	46% I,K

AFor the period November 19, 2024 (commencement of operations) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced International ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
AUSTRALIA - 5.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Telstra Group Ltd	6,764,751	21,985,404
Interactive Media & Services - 0.0%
CAR Group Ltd	10	205
TOTAL COMMUNICATION SERVICES		21,985,609
Consumer Discretionary - 0.9%
Broadline Retail - 0.6%
Wesfarmers Ltd	632,682	34,237,847
Hotels, Restaurants & Leisure - 0.3%
Aristocrat Leisure Ltd	483,254	18,763,024
TOTAL CONSUMER DISCRETIONARY		53,000,871
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Santos Ltd	1,366,655	5,627,270
Financials - 1.5%
Banks - 0.8%
ANZ Group Holdings Ltd	481,166	11,668,997
Commonwealth Bank of Australia	195,213	20,918,321
National Australia Bank Ltd	436,700	12,330,477
Westpac Banking Corp	70,086	1,805,395
		46,723,190
Capital Markets - 0.4%
Macquarie Group Ltd	156,220	21,184,294
Insurance - 0.3%
Medibank Pvt Ltd	129	412
QBE Insurance Group Ltd	1,476,331	19,596,215
		19,596,627
TOTAL FINANCIALS		87,504,111
Health Care - 0.2%
Health Care Technology - 0.2%
Pro Medicus Ltd	82,106	12,102,227
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Brambles Ltd	490,441	7,514,712
Trading Companies & Distributors - 0.0%
SGH Ltd	91,619	2,840,043
Transportation Infrastructure - 0.0%
Transurban Group unit	54,528	517,091
TOTAL INDUSTRIALS		10,871,846
Materials - 2.4%
Metals & Mining - 2.4%
BHP Group Ltd	984,835	29,897,376
Evolution Mining Ltd	1,432,199	12,119,265
Fortescue Ltd	1,959,427	28,780,796
Northern Star Resources Ltd	563,049	10,043,818
Rio Tinto Ltd	233,465	22,874,977
Rio Tinto PLC	262,754	21,229,505
Rio Tinto PLC ADR (f)	229,854	18,395,215
South32 Ltd	200	475
TOTAL MATERIALS		143,341,427
TOTAL AUSTRALIA		334,433,361
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV	4,089	263,816
Financials - 0.0%
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	12,865	1,148,284
TOTAL BELGIUM		1,412,100
CHINA - 1.8%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Prosus NV Class N	823,788	51,164,913
Financials - 0.2%
Banks - 0.2%
BOC Hong Kong Holdings Ltd	2,308,500	11,692,738
Industrials - 0.7%
Machinery - 0.5%
Yangzijiang Shipbuildling (Holdings) Ltd	11,925,000	32,284,892
Marine Transportation - 0.2%
SITC International Holdings Co Ltd	2,575,000	9,217,816
TOTAL INDUSTRIALS		41,502,708
TOTAL CHINA		104,360,359
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	27,551	1,437,959
DENMARK - 1.3%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	17,472	1,945,227
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S	586,958	29,423,398
Health Care - 0.8%
Biotechnology - 0.5%
Genmab A/S (b)	67,595	21,557,994
Genmab A/S ADR (b)(f)	170,775	5,259,870
		26,817,864
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	302,583	15,484,667
TOTAL HEALTH CARE		42,302,531
Industrials - 0.0%
Building Products - 0.0%
ROCKWOOL A/S Series B	18	638
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	88,340	2,410,164
TOTAL INDUSTRIALS		2,410,802
TOTAL DENMARK		76,081,958
FINLAND - 1.8%
Financials - 0.6%
Banks - 0.4%
Nordea Bank Abp	1,100,702	20,806,671
Insurance - 0.2%
Sampo Oyj A Shares	1,295,476	15,726,840
TOTAL FINANCIALS		36,533,511
Industrials - 1.2%
Machinery - 1.2%
Kone Oyj B Shares	527,232	37,523,161
Wartsila OYJ Abp	954,574	34,103,187
TOTAL INDUSTRIALS		71,626,348
TOTAL FINLAND		108,159,859
FRANCE - 9.1%
Consumer Discretionary - 0.5%
Automobiles - 0.0%
Renault SA	16	666
Hotels, Restaurants & Leisure - 0.1%
FDJ UNITED	179,494	4,982,435
Sodexo SA	29,181	1,498,626
		6,481,061
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	29,080	22,042,757
TOTAL CONSUMER DISCRETIONARY		28,524,484
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	279,859	4,680,109
Food Products - 0.8%
Danone SA	507,095	45,756,123
Personal Care Products - 0.0%
L'Oreal SA	3,309	1,425,611
TOTAL CONSUMER STAPLES		51,861,843
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
TotalEnergies SE	605,036	39,526,620
Financials - 2.5%
Banks - 2.4%
BNP Paribas SA	636,446	60,426,989
Credit Agricole SA	1,497,988	30,895,643
Societe Generale SA Series A	636,796	51,427,482
		142,750,114
Insurance - 0.1%
AXA SA	144,600	6,960,493
TOTAL FINANCIALS		149,710,607
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	25,055	7,947,107
Industrials - 2.4%
Aerospace & Defense - 1.3%
Airbus SE	39,586	9,229,859
Safran SA	163,988	57,314,541
Thales SA	50,249	13,570,293
		80,114,693
Building Products - 0.0%
Cie de Saint-Gobain SA	54	5,518
Construction & Engineering - 0.5%
Bouygues SA	6	313
Eiffage SA	156,233	22,473,255
Vinci SA	48,978	6,909,951
		29,383,519
Electrical Equipment - 0.5%
Legrand SA	182,301	27,262,057
Transportation Infrastructure - 0.1%
Getlink SE Series A	197,033	3,642,332
TOTAL INDUSTRIALS		140,408,119
Information Technology - 0.6%
IT Services - 0.6%
Capgemini SE	221,655	37,054,554
Materials - 0.2%
Chemicals - 0.2%
Air Liquide SA	57,124	10,758,594
Real Estate - 0.2%
Diversified REITs - 0.2%
Covivio SA/France	97,385	6,483,415
Office REITs - 0.0%
Gecina SA	23,893	2,271,595
Retail REITs - 0.0%
Klepierre SA	52,980	2,100,723
TOTAL REAL ESTATE		10,855,733
Utilities - 1.1%
Multi-Utilities - 1.1%
Engie SA	1,579,695	41,603,215
Veolia Environnement SA	651,906	22,769,084
TOTAL UTILITIES		64,372,299
TOTAL FRANCE		541,019,960
GERMANY - 10.0%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Deutsche Telekom AG	1,943,959	63,190,394
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	39,534	3,986,298
TOTAL COMMUNICATION SERVICES		67,176,692
Consumer Discretionary - 1.0%
Automobile Components - 0.0%
Aumovio SE	4,216	212,752
Automobiles - 0.6%
Mercedes-Benz Group AG	470,511	33,215,378
Volkswagen AG	6,736	831,987
		34,047,365
Specialty Retail - 0.2%
Zalando SE (b)(d)(e)	417,251	12,425,555
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	52,667	10,463,224
TOTAL CONSUMER DISCRETIONARY		57,148,896
Financials - 2.1%
Capital Markets - 0.3%
Deutsche Bank AG	405,808	15,790,343
Insurance - 1.8%
Allianz SE	121,668	55,835,344
Hannover Rueck SE	12	3,754
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	49,016	32,384,746
Talanx AG	144,268	19,294,079
		107,517,923
TOTAL FINANCIALS		123,308,266
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Fresenius Medical Care AG	317,746	15,220,399
Pharmaceuticals - 0.0%
Bayer AG	33,192	1,443,658
TOTAL HEALTH CARE		16,664,057
Industrials - 3.0%
Air Freight & Logistics - 0.3%
Deutsche Post AG	287,918	15,811,620
Electrical Equipment - 1.0%
Siemens Energy AG (b)	433,198	61,294,953
Industrial Conglomerates - 1.5%
Siemens AG	323,528	90,927,248
Machinery - 0.2%
Gea Group Ag	30,127	2,046,423
Knorr-Bremse AG	36,706	4,104,476
Rational AG	4,423	3,438,417
		9,589,316
TOTAL INDUSTRIALS		177,623,137
Information Technology - 0.7%
Software - 0.7%
SAP SE	180,807	44,271,122
Materials - 0.8%
Chemicals - 0.3%
Evonik Industries AG	937,584	14,720,699
Symrise AG	51,621	4,178,605
		18,899,304
Construction Materials - 0.5%
Heidelberg Materials AG	107,142	28,078,661
TOTAL MATERIALS		46,977,965
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Vonovia SE	670,569	19,338,813
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
RWE AG	763,754	40,623,733
TOTAL GERMANY		593,132,681
HONG KONG - 2.2%
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (d)(e)	23,781,455	26,492,761
Financials - 1.4%
Capital Markets - 0.4%
Hong Kong Exchanges & Clearing Ltd	507,400	26,573,842
Insurance - 1.0%
AIA Group Ltd	4,956,632	50,886,569
Prudential PLC	99,838	1,540,230
		52,426,799
TOTAL FINANCIALS		79,000,641
Industrials - 0.2%
Machinery - 0.2%
Techtronic Industries Co Ltd	929,500	10,736,897
Utilities - 0.2%
Electric Utilities - 0.2%
CLP Holdings Ltd	1,407,000	12,582,677
TOTAL HONG KONG		128,812,976
INDONESIA - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	51,000	3,487,890
IRELAND - 0.2%
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
AerCap Holdings NV	77,161	11,092,665
ISRAEL - 1.4%
Financials - 1.1%
Banks - 1.1%
Bank Hapoalim BM	766,470	17,341,277
Bank Leumi Le-Israel BM	1,653,781	36,455,834
Israel Discount Bank Ltd Class A	254,680	2,704,708
Mizrahi Tefahot Bank Ltd	145,723	10,176,884
TOTAL FINANCIALS		66,678,703
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	14,890	8,584,585
Information Technology - 0.2%
IT Services - 0.1%
Wix.com Ltd (b)	66,122	6,869,415
Software - 0.1%
Nice Ltd (b)	3,932	440,915
Nice Ltd ADR (b)	26,353	2,978,943
		3,419,858
TOTAL INFORMATION TECHNOLOGY		10,289,273
TOTAL ISRAEL		85,552,561
ITALY - 2.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA/Milano (b)	6,739,175	4,069,233
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	279,444	14,471,913
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Eni SpA	890,367	16,888,239
Financials - 1.4%
Banks - 1.3%
Banca Monte dei Paschi di Siena SpA	2,135,344	22,911,336
Intesa Sanpaolo SpA	7,177,296	49,942,204
UniCredit SpA	41,852	3,488,163
		76,341,703
Financial Services - 0.0%
Banca Mediolanum SpA	55,087	1,260,454
Nexi SpA (d)(e)(f)	512	2,539
		1,262,993
Insurance - 0.1%
Generali	178,348	7,493,006
TOTAL FINANCIALS		85,097,702
Industrials - 0.6%
Aerospace & Defense - 0.6%
Leonardo SpA	628,666	36,319,816
Electrical Equipment - 0.0%
Prysmian SpA	18	1,827
TOTAL INDUSTRIALS		36,321,643
Utilities - 0.2%
Electric Utilities - 0.2%
Enel SpA	902,606	9,416,211
TOTAL ITALY		166,264,941
JAPAN - 22.2%
Communication Services - 1.0%
Entertainment - 0.2%
Konami Group Corp	81,300	11,070,793
Interactive Media & Services - 0.0%
LY Corp	1,621,522	4,318,814
Wireless Telecommunication Services - 0.8%
SoftBank Corp	2,500	3,428
SoftBank Group Corp	1,655,600	46,505,618
		46,509,046
TOTAL COMMUNICATION SERVICES		61,898,653
Consumer Discretionary - 5.5%
Automobile Components - 0.5%
Aisin Corp	502,400	9,384,719
Bridgestone Corp (f)	316,600	7,102,479
Denso Corp	1,072,300	14,772,877
		31,260,075
Automobiles - 2.2%
Subaru Corp	105,300	2,282,262
Suzuki Motor Corp	2,274,000	33,890,788
Toyota Motor Corp	4,061,461	87,016,491
		123,189,541
Household Durables - 1.9%
Panasonic Holdings Corp	2,979,700	38,492,230
Sony Group Corp	2,871,280	73,761,688
		112,253,918
Leisure Products - 0.4%
Bandai Namco Holdings Inc	960,100	25,571,611
Textiles, Apparel & Luxury Goods - 0.5%
Asics Corp (f)	1,297,800	31,111,076
TOTAL CONSUMER DISCRETIONARY		323,386,221
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.1%
Aeon Co Ltd	197,300	3,119,970
Food Products - 0.2%
Ajinomoto Co Inc	539,400	11,422,305
Tobacco - 0.2%
Japan Tobacco Inc (f)	374,200	13,473,493
TOTAL CONSUMER STAPLES		28,015,768
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
ENEOS Holdings Inc	1,574,700	11,128,657
Idemitsu Kosan Co Ltd	360,300	2,721,111
Inpex Corp (f)	1,375,300	27,455,077
TOTAL ENERGY		41,304,845
Financials - 3.2%
Banks - 1.5%
Japan Post Bank Co Ltd	2,440,500	34,416,908
Mitsubishi UFJ Financial Group Inc	1,895,800	30,172,557
Mizuho Financial Group Inc	1,600	58,223
Sumitomo Mitsui Financial Group Inc	717,900	23,103,511
		87,751,199
Capital Markets - 1.2%
Daiwa Securities Group Inc	3,037,948	26,580,106
Nomura Holdings Inc	4,120,200	34,221,018
SBI Holdings Inc	502,000	10,816,202
		71,617,326
Financial Services - 0.1%
ORIX Corp	321,400	9,344,073
Insurance - 0.4%
Dai-ichi Life Holdings Inc	2,765,100	23,010,137
TOTAL FINANCIALS		191,722,735
Health Care - 1.3%
Health Care Equipment & Supplies - 0.3%
Terumo Corp	1,305,400	18,917,633
Pharmaceuticals - 1.0%
Astellas Pharma Inc	2,724,200	36,400,349
Daiichi Sankyo Co Ltd	180,200	3,851,568
Otsuka Holdings Co Ltd	130,800	7,409,272
Shionogi & Co Ltd	298,400	5,412,120
Takeda Pharmaceutical Co Ltd	180,200	5,562,225
		58,635,534
TOTAL HEALTH CARE		77,553,167
Industrials - 5.9%
Building Products - 0.1%
Agc Inc (f)	60,500	2,005,723
Daikin Industries Ltd	20,900	2,679,214
		4,684,937
Construction & Engineering - 0.3%
Obayashi Corp	452,900	9,451,801
Taisei Corp	58,000	5,493,041
		14,944,842
Electrical Equipment - 0.5%
Mitsubishi Electric Corp	818,300	23,952,410
NIDEC CORP	558,200	7,597,564
		31,549,974
Ground Transportation - 0.5%
Central Japan Railway Co	1,044,200	28,911,487
Industrial Conglomerates - 1.2%
Hitachi Ltd	2,312,300	72,362,708
Machinery - 0.9%
Daifuku Co Ltd (f)	315,000	9,910,112
FANUC Corp	429,000	16,662,640
Makita Corp	840,000	25,402,708
		51,975,460
Marine Transportation - 0.2%
Nippon Yusen KK	315,300	10,221,485
Professional Services - 0.5%
Recruit Holdings Co Ltd	480,200	27,121,613
Trading Companies & Distributors - 1.7%
ITOCHU Corp	1,030,500	12,993,089
Mitsubishi Corp	339,100	7,763,104
Mitsui & Co Ltd	1,049,700	31,114,384
Sumitomo Corp	831,500	28,728,792
Toyota Tsusho Corp	672,100	22,629,312
		103,228,681
TOTAL INDUSTRIALS		345,001,187
Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 0.4%
Murata Manufacturing Co Ltd	150,700	3,122,907
TDK Corp	108,100	1,525,850
Yokogawa Electric Corp	608,400	19,482,472
		24,131,229
IT Services - 0.8%
Fujitsu Ltd	229,300	6,337,077
NEC Corp	1,029,000	34,882,470
Obic Co Ltd	114,100	3,585,292
Otsuka Corp	88,900	1,834,300
		46,639,139
Semiconductors & Semiconductor Equipment - 2.3%
Advantest Corp	429,500	53,838,308
Renesas Electronics Corp	2,008,500	27,439,926
Tokyo Electron Ltd	249,600	54,687,640
		135,965,874
Software - 0.0%
Oracle Corp Japan	8,300	698,908
TOTAL INFORMATION TECHNOLOGY		207,435,150
Materials - 0.2%
Chemicals - 0.2%
Asahi Kasei Corp	744,900	6,605,376
Mitsubishi Chemical Group Corp	1,364,900	7,973,825
TOTAL MATERIALS		14,579,201
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co Ltd	350,500	3,984,073
Utilities - 0.3%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	190,600	2,987,251
Gas Utilities - 0.3%
Osaka Gas Co Ltd	81,800	2,835,636
Tokyo Gas Co Ltd	361,200	14,308,261
		17,143,897
TOTAL UTILITIES		20,131,148
TOTAL JAPAN		1,315,012,148
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA	44,584	2,048,125
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	857,000	4,219,646
MEXICO - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Fresnillo PLC	474,405	21,320,070
NETHERLANDS - 4.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Koninklijke KPN NV	5,388,634	25,178,905
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken Holding NV Class A	43,167	3,165,543
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV	61,815	2,533,131
Food Products - 0.0%
Magnum Ice Cream Co NV/The (United Kingdom)	49,188	780,717
TOTAL CONSUMER STAPLES		6,479,391
Financials - 1.2%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (d)(e)	389,550	13,637,837
ING Groep NV	700,948	19,778,336
		33,416,173
Insurance - 0.7%
ASR Nederland NV	48,269	3,438,714
NN Group NV	464,445	35,881,928
		39,320,642
TOTAL FINANCIALS		72,736,815
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (b)	12,716	10,711,747
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV	3,649	99,660
TOTAL HEALTH CARE		10,811,407
Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV	95,595	9,924,402
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
ASML Holding NV	140,485	152,121,273
TOTAL NETHERLANDS		277,252,193
NEW ZEALAND - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	1,618,111	5,217,113
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	68,963	1,003,658
Financials - 0.2%
Insurance - 0.2%
Gjensidige Forsikring ASA	367,517	11,010,926
Industrials - 0.3%
Aerospace & Defense - 0.3%
Kongsberg Gruppen ASA	774,554	19,870,998
TOTAL NORWAY		31,885,582
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	172,154	2,959,874
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	7	32
TOTAL PORTUGAL		2,959,906
SINGAPORE - 2.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	1,006,400	3,562,409
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	82,931	10,579,508
Financials - 1.3%
Banks - 1.1%
DBS Group Holdings Ltd	733,100	32,143,703
Oversea-Chinese Banking Corp Ltd	612,400	9,414,209
United Overseas Bank Ltd	766,755	20,913,669
		62,471,581
Capital Markets - 0.2%
Singapore Exchange Ltd	1,074,900	14,182,592
TOTAL FINANCIALS		76,654,173
Industrials - 0.5%
Aerospace & Defense - 0.5%
Singapore Technologies Engineering Ltd	4,588,700	30,058,234
Real Estate - 0.2%
Diversified REITs - 0.2%
CapitaLand Integrated Commercial Trust	7,036,200	13,082,712
TOTAL SINGAPORE		133,937,036
SPAIN - 5.1%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	140,490	10,375,126
Specialty Retail - 0.2%
Industria de Diseno Textil SA	202,613	13,415,162
TOTAL CONSUMER DISCRETIONARY		23,790,288
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	310,144	5,804,364
Financials - 2.1%
Banks - 2.1%
Banco Bilbao Vizcaya Argentaria SA	2,361,436	55,641,950
Banco Bilbao Vizcaya Argentaria SA ADR	8	186
Banco Santander SA	5,722,728	67,724,275
		123,366,411
Insurance - 0.0%
Mapfre SA	404,347	2,034,757
TOTAL FINANCIALS		125,401,168
Industrials - 0.8%
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	141,545	14,114,261
Transportation Infrastructure - 0.6%
Aena SME SA (d)(e)	1,293,690	36,214,606
TOTAL INDUSTRIALS		50,328,867
Utilities - 1.7%
Electric Utilities - 1.6%
Endesa SA	618,274	22,255,623
Iberdrola SA	3,334,807	72,365,540
		94,621,163
Gas Utilities - 0.1%
Naturgy Energy Group SA	160,290	4,882,623
TOTAL UTILITIES		99,503,786
TOTAL SPAIN		304,828,473
SWEDEN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telia Co AB	487,445	2,085,003
Wireless Telecommunication Services - 0.1%
Tele2 AB B Shares	307,323	5,159,048
TOTAL COMMUNICATION SERVICES		7,244,051
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (e)	66,032	4,517,130
Financials - 0.9%
Banks - 0.5%
Svenska Handelsbanken AB A Shares	1,335,302	19,485,997
Swedbank AB A1 Shares	216,863	7,563,646
		27,049,643
Financial Services - 0.4%
Industrivarden AB A Shares	126,082	5,688,857
Industrivarden AB C Shares	19	856
Investor AB B Shares	568,687	20,408,862
		26,098,575
TOTAL FINANCIALS		53,148,218
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	65,851	2,380,406
Industrials - 0.3%
Construction & Engineering - 0.1%
Skanska AB B Shares	154,739	4,240,553
Machinery - 0.2%
Sandvik AB	266,491	8,701,156
SKF AB B Shares	113,466	3,029,375
Volvo AB B Shares	880	28,284
		11,758,815
TOTAL INDUSTRIALS		15,999,368
Information Technology - 0.6%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson B Shares	3,804,005	37,434,731
TOTAL SWEDEN		120,723,904
SWITZERLAND - 3.6%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	47,356	10,286,075
Financials - 1.4%
Capital Markets - 1.3%
UBS Group AG	1,624,608	75,805,469
Insurance - 0.1%
Zurich Insurance Group AG	9,982	7,583,850
TOTAL FINANCIALS		83,389,319
Industrials - 1.5%
Electrical Equipment - 0.8%
ABB Ltd	669,495	50,053,647
Machinery - 0.4%
Schindler Holding AG participation certificate	58,414	22,064,725
Professional Services - 0.3%
SGS SA	136,375	15,643,268
TOTAL INDUSTRIALS		87,761,640
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	35,189	3,622,410
Materials - 0.4%
Chemicals - 0.4%
Givaudan SA	6,715	26,670,105
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	12,436	2,643,886
TOTAL SWITZERLAND		214,373,435
UNITED KINGDOM - 10.9%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	11,164,331	14,880,412
Vodafone Group PLC ADR	2,318	30,620
TOTAL COMMUNICATION SERVICES		14,911,032
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Next PLC	12,035	2,219,249
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC	252	8,030
Specialty Retail - 0.0%
Kingfisher PLC	736	3,102
TOTAL CONSUMER DISCRETIONARY		2,230,381
Consumer Staples - 2.7%
Consumer Staples Distribution & Retail - 0.7%
Tesco PLC	6,838,279	40,723,614
Household Products - 0.1%
Reckitt Benckiser Group PLC	89,724	7,259,027
Personal Care Products - 0.2%
Unilever PLC	196,877	12,896,158
Tobacco - 1.7%
British American Tobacco PLC	415,998	23,629,773
British American Tobacco PLC ADR	711,244	40,270,636
Imperial Brands PLC	831,690	34,966,377
		98,866,786
TOTAL CONSUMER STAPLES		159,745,585
Financials - 4.3%
Banks - 3.5%
Barclays PLC	1,125,941	7,223,551
Barclays PLC ADR	884,784	22,517,753
HSBC Holdings PLC	5,177,188	81,914,697
HSBC Holdings PLC ADR (f)	365,240	28,733,431
Lloyds Banking Group PLC	24,335,374	32,225,537
NatWest Group PLC	2,439,792	21,435,861
NatWest Group PLC ADR	456,966	7,996,905
Standard Chartered PLC	129,719	3,185,853
		205,233,588
Capital Markets - 0.3%
3i Group PLC	168,048	7,391,357
London Stock Exchange Group PLC	69,892	8,433,762
		15,825,119
Financial Services - 0.0%
M&G PLC	1,448,128	5,590,540
Insurance - 0.5%
Admiral Group PLC	261,125	11,178,994
Aviva PLC	1,808,437	16,683,500
Legal & General Group PLC	112,031	395,501
		28,257,995
TOTAL FINANCIALS		254,907,242
Health Care - 1.1%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	425,101	7,096,789
Pharmaceuticals - 1.0%
Astrazeneca PLC	304,975	56,689,457
Astrazeneca PLC ADR	38,138	3,506,026
		60,195,483
TOTAL HEALTH CARE		67,292,272
Industrials - 2.2%
Aerospace & Defense - 2.0%
BAE Systems PLC	1,802,474	41,644,112
Rolls-Royce Holdings PLC	4,488,470	69,577,682
		111,221,794
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	879,000	5,980,322
Smiths Group PLC	90,064	2,855,369
		8,835,691
Trading Companies & Distributors - 0.1%
Bunzl PLC	313,258	8,766,037
TOTAL INDUSTRIALS		128,823,522
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	165,473	7,891,485
Software - 0.1%
Sage Group PLC/The	354,253	5,171,491
TOTAL INFORMATION TECHNOLOGY		13,062,976
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC	412,711	6,350,322
TOTAL UNITED KINGDOM		647,323,332
UNITED STATES - 10.2%
Communication Services - 0.1%
Entertainment - 0.1%
Spotify Technology SA (b)	8,949	5,196,774
Consumer Staples - 1.7%
Food Products - 1.7%
Nestle SA	971,863	96,609,636
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
BP PLC	3,021,060	17,624,645
Shell PLC	1,776,658	65,618,785
Shell PLC ADR	108,684	7,986,100
TOTAL ENERGY		91,229,530
Financials - 0.1%
Insurance - 0.1%
Aegon Ltd	1,121,213	8,749,193
Health Care - 5.4%
Life Sciences Tools & Services - 0.4%
QIAGEN NV (Germany)	551,695	25,191,716
Pharmaceuticals - 5.0%
GSK PLC	1,007,026	24,766,141
GSK PLC ADR	750,853	36,821,831
Novartis AG	733,661	101,514,008
Novartis AG ADR	42,163	5,813,013
Roche Holding AG	16,197	6,854,228
Roche Holding AG non-voting shares	128,566	53,270,245
Sanofi SA	451,276	43,869,688
Sanofi SA ADR	335,852	16,275,388
		289,184,542
TOTAL HEALTH CARE		314,376,258
Industrials - 0.4%
Electrical Equipment - 0.2%
Schneider Electric SE	51,375	14,182,299
Marine Transportation - 0.2%
AP Moller - Maersk A/S Series A	1,770	4,077,128
AP Moller - Maersk A/S Series B	3,469	7,990,711
		12,067,839
TOTAL INDUSTRIALS		26,250,138
Information Technology - 0.3%
Software - 0.3%
CyberArk Software Ltd (b)	2,203	982,670
Monday.com Ltd (b)	128,438	18,952,311
TOTAL INFORMATION TECHNOLOGY		19,934,981
Materials - 0.7%
Construction Materials - 0.7%
CRH PLC (United Kingdom)	228,801	28,694,681
Holcim AG	137,395	13,487,988
TOTAL MATERIALS		42,182,669
TOTAL UNITED STATES		604,529,179
TOTAL COMMON STOCKS (Cost $5,004,278,654)		5,840,879,412

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
GERMANY - 0.5%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Volkswagen AG (Cost $29,525,706)	262,275	31,916,759

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2026	3.89	20,000	20,000
US Treasury Bills 0% 3/26/2026 (h)	3.58	1,680,000	1,666,376
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,686,082)			1,686,376

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.79	54,303,735	54,314,595
Fidelity Securities Lending Cash Central Fund (c)(i)	3.77	68,540,962	68,547,816
TOTAL MONEY MARKET FUNDS (Cost $122,865,537)			122,862,411

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $5,158,355,979)	5,997,344,958
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(57,976,100)
NET ASSETS - 100.0%	5,939,368,858

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	373	3/2026	54,124,165	134,723

The notional amount of long futures as a percentage of Net Assets is 0.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Investment made with cash collateral received from securities on loan.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $92,759,596 or 1.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,276,726 or 1.6% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,661,417.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,515,325	910,778,965	894,982,340	1,712,549	2,645	-	54,314,595	54,303,735	0.1%
Fidelity Securities Lending Cash Central Fund	40,843,586	284,886,806	257,180,249	182,398	799	(3,126)	68,547,816	68,540,962	0.2%
Total	79,358,911	1,195,665,771	1,152,162,589	1,894,947	3,444	(3,126)	122,862,411

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	212,227,016	212,227,016	-	-
Consumer Discretionary	570,793,640	570,793,640	-	-
Consumer Staples	383,940,713	383,940,713	-	-
Energy	203,340,742	203,340,742	-	-
Financials	1,547,817,750	1,547,817,750	-	-
Health Care	551,429,432	551,429,432	-	-
Industrials	1,228,684,996	1,228,684,996	-	-
Information Technology	525,226,470	525,226,470	-	-
Materials	309,316,115	309,316,115	-	-
Real Estate	47,261,331	47,261,331	-	-
Utilities	260,841,207	260,841,207	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	31,916,759	31,916,759	-	-

U.S. Treasury Obligations	1,686,376	-	1,686,376	-

Money Market Funds	122,862,411	122,862,411	-	-
Total Investments in Securities:	5,997,344,958	5,995,658,582	1,686,376	-
Derivative Instruments:

Assets
Futures Contracts	134,723	134,723	-	-
Total Assets	134,723	134,723	-	-
Total Derivative Instruments:	134,723	134,723	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	134,723	-
Total Equity Risk	134,723	-
Total Value of Derivatives	134,723	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced International ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $61,787,872) - See accompanying schedule:
Unaffiliated issuers (cost $5,035,490,442)	$5,874,482,547
Fidelity Central Funds (cost $122,865,537)	122,862,411

Total Investment in Securities (cost $5,158,355,979)		$5,997,344,958
Cash		4
Foreign currency held at value (cost $1,847,151)		1,852,874
Dividends receivable		3,828,184
Reclaims receivable		6,270,685
Interest receivable		698
Distributions receivable from Fidelity Central Funds		257,570
Other receivables		22
Total assets		6,009,554,995
Liabilities
Accrued management fee	$1,322,679
Payable for daily variation margin on futures contracts	302,130
Other payables and accrued expenses	11,099
Collateral on securities loaned	68,550,229
Total liabilities		70,186,137
Net Assets		$5,939,368,858
Net Assets consist of:
Paid in capital		$5,099,134,513
Total accumulated earnings (loss)		840,234,345
Net Assets		$5,939,368,858
Net Asset Value, offering price and redemption price per share ($5,939,368,858 ÷ 162,179,106 shares)		$36.62
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$38,165,375
Non-Cash dividends		2,987,645
Interest		116,977
Income from Fidelity Central Funds (including $182,398 from security lending)		1,894,947
Income before foreign taxes withheld		$43,164,944
Less foreign taxes withheld		(2,609,479)
Total income		40,555,465
Expenses
Management fee	$6,215,351
Independent trustees' fees and expenses	8,218
Total expenses before reductions	6,223,569
Expense reductions	(325)
Total expenses after reductions		6,223,244
Net Investment income (loss)		34,332,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(26,840,863)
Redemptions in-kind	159,963,057
Fidelity Central Funds	3,444
Foreign currency transactions	(283,492)
Futures contracts	14,041,914
Total net realized gain (loss)		146,884,060
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	344,068,754
Fidelity Central Funds	(3,126)
Assets and liabilities in foreign currencies	(227,940)
Futures contracts	(732,762)
Total change in net unrealized appreciation (depreciation)		343,104,926
Net gain (loss)		489,988,986
Net increase (decrease) in net assets resulting from operations		$524,321,207
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,332,221	$60,723,811
Net realized gain (loss)	146,884,060	162,826,139
Change in net unrealized appreciation (depreciation)	343,104,926	223,180,573
Net increase (decrease) in net assets resulting from operations	524,321,207	446,730,523
Distributions to shareholders	(77,602,505)	(66,312,030)

Share transactions
Proceeds from sales of shares	2,907,446,902	1,753,603,267
Cost of shares redeemed	(607,285,694)	(499,384,133)

Net increase (decrease) in net assets resulting from share transactions	2,300,161,208	1,254,219,134
Total increase (decrease) in net assets	2,746,879,910	1,634,637,627

Net Assets
Beginning of period	3,192,488,948	1,557,851,321
End of period	$5,939,368,858	$3,192,488,948

Other Information
Shares
Sold	83,500,000	57,400,000
Redeemed	(17,500,000)	(16,300,000)
Net increase (decrease)	66,000,000	41,100,000

Financial Highlights
Fidelity® Enhanced International ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C
Selected Per-Share Data
Net asset value, beginning of period	$33.19	$28.28	$25.73	$22.08	$28.49	$22.68	$22.13
Income from Investment Operations
Net investment income (loss) D,E	.27	.91	.65	.64	.76	.62	.47
Net realized and unrealized gain (loss)	3.69	4.88	3.19	3.58	(6.43)	5.61	.79
Total from investment operations	3.96	5.79	3.84	4.22	(5.67)	6.23	1.26
Distributions from net investment income	(.53)	(.88)	(1.29)	(.57)	(.74)	(.42)	(.71)
Total distributions	(.53)	(.88)	(1.29)	(.57)	(.74)	(.42)	(.71)
Net asset value, end of period	$36.62	$33.19	$28.28	$25.73	$22.08	$28.49	$22.68
Total Return F,G,H	11.97%	20.83%	15.53%	19.29%	(20.35)%	27.77%	5.55%
Ratios to Average Net Assets E,I,J
Expenses before reductions	.28% K	.28%	.36% K,L	.55%	.57%	.59%	.59%
Expenses net of fee waivers, if any	.28 % K	.28%	.36% K,L	.55%	.57%	.59%	.59%
Expenses net of all reductions, if any	.28% K	.28%	.36% K,L	.55%	.57%	.59%	.59%
Net investment income (loss)	1.55% K	3.06%	2.95% K,L	2.69%	2.99%	2.32%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$5,939,369	$3,192,489	$1,557,851	$1,565,113	$1,304,804	$1,679,091	$1,182,923
Portfolio turnover rate M	79 % K,N	73% N	109% K,N	105%	114%	82%	75%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on November 17, 2023. All financial information prior to the reorganization is that of Fidelity International Enhanced Index Fund.
CFor the year ended August 31.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Large Cap Core ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	64,397	9,239,038
SWITZERLAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	12,605	2,867,763
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	121,085	5,395,548
UNITED STATES - 99.2%
Communication Services - 11.9%
Diversified Telecommunication Services - 1.1%
AT&T Inc	1,987,114	49,359,912
Verizon Communications Inc	447,700	18,234,821
		67,594,733
Entertainment - 2.0%
Electronic Arts Inc	116,889	23,883,929
Netflix Inc (b)	768,960	72,097,690
Roku Inc Class A (b)	18,326	1,988,188
Walt Disney Co/The	195,757	22,271,274
Warner Bros Discovery Inc (b)	34,269	987,632
		121,228,713
Interactive Media & Services - 7.9%
Alphabet Inc Class A	464,757	145,468,941
Alphabet Inc Class C	511,492	160,506,190
Meta Platforms Inc Class A	273,129	180,289,721
		486,264,852
Media - 0.6%
Comcast Corp Class A	1,239,047	37,035,115
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	109,345	22,201,409
TOTAL COMMUNICATION SERVICES		734,324,822
Consumer Discretionary - 10.4%
Automobile Components - 0.0%
BorgWarner Inc	16	721
Automobiles - 2.9%
Ford Motor Co	2,487,741	32,639,162
General Motors Co	502,311	40,847,931
Tesla Inc (b)	230,945	103,860,585
		177,347,678
Broadline Retail - 4.3%
Amazon.com Inc (b)	1,149,560	265,341,439
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (b)	289,902	39,345,499
Booking Holdings Inc	9,581	51,309,417
Expedia Group Inc Class A	18,211	5,159,358
Global Business Travel Group I Class A (b)	35	268
Wendy's Co/The	32	267
		95,814,809
Household Durables - 0.2%
Garmin Ltd	63,543	12,889,698
Specialty Retail - 1.4%
Abercrombie & Fitch Co Class A (b)	153	19,258
Gap Inc/The	594,303	15,214,157
Home Depot Inc/The	28,992	9,976,147
Ross Stores Inc	64,032	11,534,724
TJX Cos Inc/The	326,262	50,117,106
		86,861,392
TOTAL CONSUMER DISCRETIONARY		638,255,737
Consumer Staples - 2.7%
Beverages - 0.5%
Monster Beverage Corp (b)	92,896	7,122,336
PepsiCo Inc	163,944	23,529,243
		30,651,579
Consumer Staples Distribution & Retail - 1.1%
Costco Wholesale Corp	11,860	10,227,352
Walmart Inc	527,361	58,753,290
		68,980,642
Food Products - 0.0%
Cal-Maine Foods Inc	21	1,671
Household Products - 0.7%
Procter & Gamble Co/The	300,753	43,100,912
Tobacco - 0.4%
Altria Group Inc	176,714	10,189,329
Philip Morris International Inc	72,757	11,670,223
		21,859,552
TOTAL CONSUMER STAPLES		164,594,356
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Cheniere Energy Inc	91,078	17,704,652
Chevron Corp	1,968	299,943
ConocoPhillips	293,460	27,470,791
Devon Energy Corp	226,173	8,284,717
EOG Resources Inc	353,970	37,170,390
Exxon Mobil Corp	443,282	53,344,556
Kinder Morgan Inc	350,507	9,635,437
Williams Cos Inc/The	10	601
TOTAL ENERGY		153,911,087
Financials - 15.2%
Banks - 4.3%
Bank of America Corp	1,281,184	70,465,120
JPMorgan Chase & Co	356,959	115,019,329
PNC Financial Services Group Inc/The	41,629	8,689,221
US Bancorp	774,923	41,349,891
Wells Fargo & Co	300,389	27,996,255
		263,519,816
Capital Markets - 3.6%
Ameriprise Financial Inc	9,882	4,845,540
Bank of New York Mellon Corp/The	349,572	40,581,813
Charles Schwab Corp/The	505,550	50,509,501
CME Group Inc Class A	43,458	11,867,511
Goldman Sachs Group Inc/The	19,545	17,180,055
Morgan Stanley	304,065	53,980,659
S&P Global Inc	61,949	32,373,928
SEI Investments Co	107,490	8,816,330
		220,155,337
Consumer Finance - 1.5%
American Express Co	123,061	45,526,417
Capital One Financial Corp	175,325	42,491,767
Synchrony Financial	88,392	7,374,545
		95,392,729
Financial Services - 4.5%
Berkshire Hathaway Inc Class B (b)	257,188	129,275,548
Fiserv Inc (b)	288,347	19,368,268
Mastercard Inc Class A	140,373	80,136,138
PayPal Holdings Inc	264,835	15,461,067
Visa Inc Class A	88,163	30,919,646
		275,160,667
Insurance - 1.3%
Allstate Corp/The	85,142	17,722,307
Globe Life Inc	6	839
Loews Corp	10,446	1,100,068
Progressive Corp/The	195,527	44,525,409
Travelers Companies Inc/The	65,807	19,087,978
		82,436,601
TOTAL FINANCIALS		936,665,150
Health Care - 8.8%
Biotechnology - 2.8%
AbbVie Inc	323,936	74,016,137
Exelixis Inc (b)	432,177	18,942,318
Gilead Sciences Inc	383,309	47,047,347
Incyte Corp (b)	321,893	31,793,372
PTC Therapeutics Inc (b)	11	835
Regeneron Pharmaceuticals Inc	3,741	2,887,565
		174,687,574
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp (b)	455,612	43,442,604
Medtronic PLC	97	9,318
		43,451,922
Health Care Providers & Services - 0.7%
CVS Health Corp	59,884	4,752,394
Elevance Health Inc	1,399	490,419
Option Care Health Inc (b)	302,694	9,643,831
UnitedHealth Group Inc	86,834	28,664,772
		43,551,416
Health Care Technology - 0.4%
Veeva Systems Inc Class A (b)	105,203	23,484,466
Life Sciences Tools & Services - 0.6%
Illumina Inc (b)	171,145	22,447,378
Medpace Holdings Inc (b)	27,672	15,541,979
		37,989,357
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co	827,400	44,629,956
Eli Lilly & Co	111,213	119,518,387
Johnson & Johnson	93,109	19,268,908
Merck & Co Inc	84,166	8,859,313
Pfizer Inc	5	124
Viatris Inc	2,002,922	24,936,379
		217,213,067
TOTAL HEALTH CARE		540,377,802
Industrials - 9.8%
Aerospace & Defense - 2.8%
GE Aerospace	217,521	67,002,995
General Dynamics Corp	113,243	38,124,388
HEICO Corp	39,091	12,649,457
Lockheed Martin Corp	69,789	33,754,846
Northrop Grumman Corp	38,007	21,671,971
RTX Corp	8,908	1,633,727
		174,837,384
Building Products - 1.6%
Allegion plc	80,955	12,889,655
Armstrong World Industries Inc	3	573
Carrier Global Corp	181,276	9,578,624
Johnson Controls International plc	315,819	37,819,325
Trane Technologies PLC	101,493	39,501,077
		99,789,254
Commercial Services & Supplies - 1.1%
Cintas Corp	196,635	36,981,144
Veralto Corp	6,751	673,615
Waste Management Inc	124,339	27,318,522
		64,973,281
Construction & Engineering - 0.6%
Comfort Systems USA Inc	23,453	21,888,450
Valmont Industries Inc	35,619	14,330,236
		36,218,686
Electrical Equipment - 1.4%
Acuity Inc	18,094	6,514,564
AMETEK Inc	177,212	36,383,396
Eaton Corp PLC	99,973	31,842,400
Rockwell Automation Inc	32,935	12,814,020
		87,554,380
Ground Transportation - 1.5%
CSX Corp	464,075	16,822,719
Lyft Inc Class A (b)	1,483,130	28,728,228
Norfolk Southern Corp	1,412	407,672
Uber Technologies Inc (b)	592,591	48,420,611
		94,379,230
Industrial Conglomerates - 0.7%
Honeywell International Inc	222,116	43,332,610
Passenger Airlines - 0.0%
SkyWest Inc (b)	1	100
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies Inc	10,783	2,768,751
Ferguson Enterprises Inc	26	5,788
Rush Enterprises Inc Class A	54,567	2,943,344
WW Grainger Inc	1	1,009
		5,718,892
TOTAL INDUSTRIALS		606,803,817
Information Technology - 35.0%
Communications Equipment - 1.0%
Arista Networks Inc (b)	42,103	5,516,756
Cisco Systems Inc	444,083	34,207,714
Motorola Solutions Inc	56,126	21,514,218
		61,238,688
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	192,444	26,006,883
Itron Inc (b)	38,214	3,548,552
Keysight Technologies Inc (b)	50,676	10,296,856
Zebra Technologies Corp Class A (b)	98,053	23,809,229
		63,661,520
Semiconductors & Semiconductor Equipment - 14.9%
Advanced Micro Devices Inc (b)	89,566	19,181,455
Analog Devices Inc	171,005	46,376,556
Broadcom Inc	581,345	201,203,505
Cirrus Logic Inc (b)	164,269	19,465,877
Intel Corp (b)	306,869	11,323,466
Lam Research Corp	140,376	24,029,564
Micron Technology Inc	182,247	52,015,116
NVIDIA Corp	2,597,409	484,416,779
Qorvo Inc (b)	100	8,450
QUALCOMM Inc	303,572	51,925,991
		909,946,759
Software - 10.4%
Adobe Inc (b)	137,791	48,225,472
Alarm.com Holdings Inc (b)	223,107	11,382,919
Atlassian Corp Class A (b)	50,492	8,186,773
Autodesk Inc (b)	23,182	6,862,104
Cadence Design Systems Inc (b)	37,046	11,579,839
Docusign Inc (b)	52,458	3,588,126
Fortinet Inc (b)	443,319	35,203,962
Microsoft Corp	752,798	364,068,169
Oracle Corp	19,583	3,816,922
Palantir Technologies Inc Class A (b)	249,354	44,322,674
Salesforce Inc	226,244	59,934,298
Servicenow Inc (b)	5	765
Tenable Holdings Inc (b)	221,484	5,211,519
Teradata Corp (b)	228,774	6,963,881
Zoom Communications Inc Class A (b)	374,433	32,309,824
		641,657,247
Technology Hardware, Storage & Peripherals - 7.7%
Apple Inc	1,588,816	431,935,518
NetApp Inc	166,487	17,829,092
Western Digital Corp	146,832	25,294,749
		475,059,359
TOTAL INFORMATION TECHNOLOGY		2,151,563,573
Materials - 0.5%
Chemicals - 0.0%
Corteva Inc	22	1,475
Ecolab Inc	242	63,530
		65,005
Construction Materials - 0.0%
CRH PLC	153	19,093
Metals & Mining - 0.5%
Commercial Metals Co	263,304	18,225,904
Newmont Corp	135,245	13,504,213
Nucor Corp	11,731	1,913,443
		33,643,560
TOTAL MATERIALS		33,727,658
Real Estate - 1.6%
Health Care REITs - 0.8%
Welltower Inc	230,408	42,766,029
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	195,970	2,071,403
Retail REITs - 0.3%
Simon Property Group Inc	108,277	20,043,155
Specialized REITs - 0.5%
American Tower Corp	38	6,671
Public Storage	16,373	4,248,794
VICI Properties Inc	993,000	27,923,160
		32,178,625
TOTAL REAL ESTATE		97,059,212
Utilities - 0.8%
Electric Utilities - 0.8%
NextEra Energy Inc	505,135	40,552,238
NRG Energy Inc	50,076	7,974,102
TOTAL UTILITIES		48,526,340
TOTAL UNITED STATES		6,105,809,554
TOTAL COMMON STOCKS (Cost $4,931,078,632)		6,123,311,903

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026	3.81	2,040,000	2,034,613
US Treasury Bills 0% 2/26/2026 (d)	3.72 to 3.78	9,700,000	9,646,817
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,677,982)			11,681,430

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $4,769,677)	3.79	4,768,723	4,769,677

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $4,947,526,291)	6,139,763,010
NET OTHER ASSETS (LIABILITIES) - 0.4%	22,661,619
NET ASSETS - 100.0%	6,162,424,629

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	71	3/2026	24,468,375	(31,551)

The notional amount of long futures as a percentage of Net Assets is 0.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $263,547.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,238,336	434,575,472	470,051,603	1,336,126	7,472	-	4,769,677	4,768,723	0.0%
Fidelity Securities Lending Cash Central Fund	827,375	206,514,900	207,341,886	4,001	(389)	-	-	-	0.0%
Total	41,065,711	641,090,372	677,393,489	1,340,127	7,083	-	4,769,677

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	734,324,822	734,324,822	-	-
Consumer Discretionary	638,255,737	638,255,737	-	-
Consumer Staples	164,594,356	164,594,356	-	-
Energy	159,306,635	159,306,635	-	-
Financials	936,665,150	936,665,150	-	-
Health Care	540,377,802	540,377,802	-	-
Industrials	606,803,817	606,803,817	-	-
Information Technology	2,154,431,336	2,154,431,336	-	-
Materials	42,966,696	42,966,696	-	-
Real Estate	97,059,212	97,059,212	-	-
Utilities	48,526,340	48,526,340	-	-

U.S. Treasury Obligations	11,681,430	-	11,681,430	-

Money Market Funds	4,769,677	4,769,677	-	-
Total Investments in Securities:	6,139,763,010	6,128,081,580	11,681,430	-
Derivative Instruments:

Liabilities
Futures Contracts	(31,551)	(31,551)	-	-
Total Liabilities	(31,551)	(31,551)	-	-
Total Derivative Instruments:	(31,551)	(31,551)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(31,551)
Total Equity Risk	-	(31,551)
Total Value of Derivatives	-	(31,551)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Large Cap Core ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,942,756,614)	$6,134,993,333
Fidelity Central Funds (cost $4,769,677)	4,769,677

Total Investment in Securities (cost $4,947,526,291)		$6,139,763,010
Receivable for fund shares sold		76,345,464
Dividends receivable		2,677,373
Distributions receivable from Fidelity Central Funds		295,661
Total assets		6,219,081,508
Liabilities
Payable to custodian bank	$522
Payable for investments purchased	55,727,347
Accrued management fee	898,446
Payable for daily variation margin on futures contracts	30,564
Total liabilities		56,656,879
Net Assets		$6,162,424,629
Net Assets consist of:
Paid in capital		$5,006,421,473
Total accumulated earnings (loss)		1,156,003,156
Net Assets		$6,162,424,629
Net Asset Value, offering price and redemption price per share ($6,162,424,629 ÷ 161,435,453 shares)		$38.17
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$27,989,944
Interest		153,116
Income from Fidelity Central Funds (including $4,001 from security lending)		1,340,127
Total income		29,483,187
Expenses
Management fee	$4,792,427
Independent trustees' fees and expenses	11,165
Total expenses before reductions	4,803,592
Expense reductions	(663)
Total expenses after reductions		4,802,929
Net Investment income (loss)		24,680,258
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	67,420,675
Redemptions in-kind	84,772,202
Fidelity Central Funds	7,083
Futures contracts	6,032,139
Total net realized gain (loss)		158,232,099
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	367,127,758
Futures contracts	(1,111,521)
Total change in net unrealized appreciation (depreciation)		366,016,237
Net gain (loss)		524,248,336
Net increase (decrease) in net assets resulting from operations		$548,928,594
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,680,258	$45,610,737
Net realized gain (loss)	158,232,099	377,874,284
Change in net unrealized appreciation (depreciation)	366,016,237	56,741,748
Net increase (decrease) in net assets resulting from operations	548,928,594	480,226,769
Distributions to shareholders	(25,216,421)	(45,512,986)

Share transactions
Proceeds from sales of shares	1,271,696,326	2,992,296,321
Cost of shares redeemed	(318,149,170)	(1,653,079,179)

Net increase (decrease) in net assets resulting from share transactions	953,547,156	1,339,217,142
Total increase (decrease) in net assets	1,477,259,329	1,773,930,925

Net Assets
Beginning of period	4,685,165,300	2,911,234,375
End of period	$6,162,424,629	$4,685,165,300

Other Information
Shares
Sold	34,300,000	92,700,000
Redeemed	(8,700,000)	(52,100,000)
Net increase (decrease)	25,600,000	40,600,000

Financial Highlights
Fidelity® Enhanced Large Cap Core ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C
Selected Per-Share Data
Net asset value, beginning of period	$34.49	$30.57	$25.02	$22.03	$27.89	$21.60	$18.13
Income from Investment Operations
Net investment income (loss) D,E	.17	.37	.27	.29	.29	.26	.29
Net realized and unrealized gain (loss)	3.68	3.91	5.71	2.96	(2.48)	6.55	3.64
Total from investment operations	3.85	4.28	5.98	3.25	(2.19)	6.81	3.93
Distributions from net investment income	(.17)	(.36)	(.43)	(.18)	(.43)	(.26)	(.31)
Distributions from net realized gain	-	-	-	(.10)	(3.24)	(.26)	(.15)
Total distributions	(.17)	(.36)	(.43)	(.26) F	(3.67)	(.52)	(.46)
Net asset value, end of period	$38.17	$34.49	$30.57	$25.02	$22.03	$27.89	$21.60
Total Return G,H,I	11.16%	14.07%	24.20%	15.01%	(9.41)%	32.14%	21.97%
Ratios to Average Net Assets E,J,K
Expenses before reductions	.18% L	.18%	.24% L,M	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % L	.18%	.23% L,M	.39%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18% L	.18%	.23% L,M	.39%	.39%	.39%	.39%
Net investment income (loss)	.93% L	1.15%	1.20% L,M	1.26%	1.18%	1.09%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$6,162,425	$4,685,165	$2,911,234	$2,048,315	$2,462,111	$1,508,781	$1,087,245
Portfolio turnover rate N	89 % L,O	77% O	58% L,O	105%	104%	83%	63%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BFor the year ended August 31.
CPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on November 17, 2023. All financial information prior to the reorganization is that of Fidelity Large Cap Core Enhanced Index Fund.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IBased on net asset value.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MProxy expenses are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
OPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Large Cap Growth ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
SWITZERLAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	9,709	2,208,894
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	65,926	2,937,663
UNITED STATES - 98.7%
Communication Services - 14.0%
Entertainment - 2.8%
Electronic Arts Inc	104,312	21,314,071
Netflix Inc (b)	765,307	71,755,184
ROBLOX Corp Class A (b)	186,968	15,150,017
Roku Inc Class A (b)	112,632	12,219,446
Spotify Technology SA (b)	19,069	11,073,559
		131,512,277
Interactive Media & Services - 10.7%
Alphabet Inc Class A	513,603	160,757,740
Alphabet Inc Class C	500,369	157,015,792
Meta Platforms Inc Class A	281,334	185,705,760
		503,479,292
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	118,985	24,158,714
TOTAL COMMUNICATION SERVICES		659,150,283
Consumer Discretionary - 11.2%
Automobiles - 3.3%
Tesla Inc (b)	345,823	155,523,520
Broadline Retail - 3.9%
Amazon.com Inc (b)	805,892	186,015,991
Hotels, Restaurants & Leisure - 2.4%
Airbnb Inc Class A (b)	256,503	34,812,587
Booking Holdings Inc	9,281	49,702,818
Expedia Group Inc Class A	100,625	28,508,069
		113,023,474
Specialty Retail - 1.6%
Abercrombie & Fitch Co Class A (b)	61,644	7,759,130
Chewy Inc Class A (b)	111,653	3,690,132
Five Below Inc (b)	15,587	2,935,967
Home Depot Inc/The	44,954	15,468,671
Ross Stores Inc	55,055	9,917,608
TJX Cos Inc/The	246,355	37,842,592
		77,614,100
TOTAL CONSUMER DISCRETIONARY		532,177,085
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp	39,211	33,813,214
Financials - 5.2%
Banks - 0.6%
Bank of America Corp	516,066	28,383,630
Capital Markets - 1.2%
Bank of New York Mellon Corp/The	218,930	25,415,584
Charles Schwab Corp/The	268,281	26,803,955
SEI Investments Co	32,395	2,657,037
		54,876,576
Consumer Finance - 0.0%
American Express Co	10,823	4,003,969
Financial Services - 3.4%
Mastercard Inc Class A	163,139	93,132,792
Visa Inc Class A	188,074	65,959,433
		159,092,225
TOTAL FINANCIALS		246,356,400
Health Care - 9.2%
Biotechnology - 4.1%
AbbVie Inc	367,077	83,873,424
ACADIA Pharmaceuticals Inc (b)	458,183	12,238,068
Alnylam Pharmaceuticals Inc (b)	76,881	30,571,730
Exelixis Inc (b)	599,624	26,281,520
Gilead Sciences Inc	44,488	5,460,457
Incyte Corp (b)	249,500	24,643,115
Insmed Inc (b)	3,280	570,851
PTC Therapeutics Inc (b)	123,476	9,379,237
		193,018,402
Health Care Equipment & Supplies - 0.1%
Intuitive Surgical Inc (b)	9,916	5,616,025
Health Care Providers & Services - 0.0%
Option Care Health Inc (b)	31	987
Life Sciences Tools & Services - 1.1%
Illumina Inc (b)	189,460	24,849,574
Medpace Holdings Inc (b)	46,380	26,049,327
		50,898,901
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co	538,080	29,024,035
Eli Lilly & Co	146,376	157,307,360
		186,331,395
TOTAL HEALTH CARE		435,865,710
Industrials - 7.8%
Aerospace & Defense - 2.2%
GE Aerospace	239,139	73,661,986
General Dynamics Corp	15,886	5,348,181
HEICO Corp	50,182	16,238,394
HEICO Corp Class A	26,373	6,657,336
Rocket Lab Corp	8,220	573,427
		102,479,324
Building Products - 1.4%
Allegion plc	142,694	22,719,739
Armstrong World Industries Inc	1,178	225,115
Johnson Controls International plc	194,201	23,255,570
Trane Technologies PLC	50,430	19,627,356
		65,827,780
Commercial Services & Supplies - 1.3%
Cintas Corp	177,393	33,362,302
Veralto Corp	70,866	7,071,009
Waste Management Inc	97,928	21,515,761
		61,949,072
Construction & Engineering - 0.6%
Comfort Systems USA Inc	30,312	28,289,886
Electrical Equipment - 0.8%
Acuity Inc	1,789	644,111
AMETEK Inc	113,716	23,347,032
GE Vernova Inc	3,133	2,047,635
Rockwell Automation Inc	31,815	12,378,262
		38,417,040
Ground Transportation - 1.5%
Lyft Inc Class A (b)	1,214,921	23,533,020
Uber Technologies Inc (b)	608,249	49,700,026
		73,233,046
Industrial Conglomerates - 0.0%
Honeywell International Inc	3,150	614,534
Trading Companies & Distributors - 0.0%
Applied Industrial Technologies Inc	16	4,108
Ferguson Enterprises Inc	48	10,686
		14,794
TOTAL INDUSTRIALS		370,825,476
Information Technology - 50.3%
Communications Equipment - 1.0%
Arista Networks Inc (b)	344,450	45,133,284
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	361,923	48,910,275
Keysight Technologies Inc (b)	44,913	9,125,872
		58,036,147
Semiconductors & Semiconductor Equipment - 20.0%
Advanced Micro Devices Inc (b)	35,999	7,709,546
Analog Devices Inc	1,897	514,466
Astera Labs Inc (b)	3,044	506,400
Broadcom Inc	713,772	247,036,489
Cirrus Logic Inc (b)	196,667	23,305,040
Credo Technology Group Holding Ltd (b)	46,843	6,740,239
KLA Corp	212	257,597
Lam Research Corp	48,508	8,303,599
Marvell Technology Inc	127,798	10,860,274
Micron Technology Inc	31,232	8,913,925
NVIDIA Corp	3,197,555	596,344,008
QUALCOMM Inc	175,634	30,042,196
		940,533,779
Software - 16.4%
Adobe Inc (b)	134,555	47,092,904
AppLovin Corp Class A (b)	1,383	931,893
Atlassian Corp Class A (b)	177,577	28,792,335
Crowdstrike Holdings Inc Class A (b)	4,312	2,021,293
Docusign Inc (b)	373,498	25,547,263
Fortinet Inc (b)	390,699	31,025,408
HubSpot Inc (b)	4,790	1,922,227
Intuit Inc	4,107	2,720,559
Microsoft Corp	992,198	479,846,797
Oracle Corp	129,654	25,270,861
Palantir Technologies Inc Class A (b)	347,101	61,697,203
RingCentral Inc Class A (b)	3	86
Salesforce Inc	112,931	29,916,551
Servicenow Inc (b)	15,889	2,434,036
Tenable Holdings Inc (b)	68,300	1,607,099
Zoom Communications Inc Class A (b)	270,886	23,374,753
Zscaler Inc (b)	62,038	13,953,587
		778,154,855
Technology Hardware, Storage & Peripherals - 11.7%
Apple Inc	2,007,167	545,668,421
NetApp Inc	60,826	6,513,856
Western Digital Corp	14,386	2,478,276
		554,660,553
TOTAL INFORMATION TECHNOLOGY		2,376,518,618
Materials - 0.1%
Containers & Packaging - 0.1%
Sealed Air Corp	95,842	3,970,734
Real Estate - 0.2%
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	288,798	3,052,595
Retail REITs - 0.1%
Simon Property Group Inc	37,967	7,028,071
TOTAL REAL ESTATE		10,080,666
TOTAL UNITED STATES		4,668,758,186
TOTAL COMMON STOCKS (Cost $2,952,020,434)		4,673,904,743

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/19/2026 (d)	3.77 to 3.81	800,000	796,199
US Treasury Bills 0% 2/26/2026 (d)	3.62 to 3.75	2,560,000	2,545,964
US Treasury Bills 0% 3/12/2026 (d)	3.55	180,000	178,777
US Treasury Bills 0% 3/19/2026 (d)	3.57	300,000	297,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,818,062)			3,818,706

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $53,953,030)	3.79	53,941,950	53,952,739

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,009,791,526)	4,731,676,188
NET OTHER ASSETS (LIABILITIES) - 0.0%	(535,814)
NET ASSETS - 100.0%	4,731,140,374

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	152	3/2026	52,383,000	42,504

The notional amount of long futures as a percentage of Net Assets is 1.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,520,131.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,098,473	227,195,083	247,340,455	1,038,014	(71)	(291)	53,952,739	53,941,950	0.1%
Fidelity Securities Lending Cash Central Fund	1,044,900	121,653,547	122,697,075	1,341	(1,372)	-	-	-	0.0%
Total	75,143,373	348,848,630	370,037,530	1,039,355	(1,443)	(291)	53,952,739

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	659,150,283	659,150,283	-	-
Consumer Discretionary	532,177,085	532,177,085	-	-
Consumer Staples	33,813,214	33,813,214	-	-
Energy	2,937,663	2,937,663	-	-
Financials	246,356,400	246,356,400	-	-
Health Care	435,865,710	435,865,710	-	-
Industrials	370,825,476	370,825,476	-	-
Information Technology	2,378,727,512	2,378,727,512	-	-
Materials	3,970,734	3,970,734	-	-
Real Estate	10,080,666	10,080,666	-	-

U.S. Treasury Obligations	3,818,706	-	3,818,706	-

Money Market Funds	53,952,739	53,952,739	-	-
Total Investments in Securities:	4,731,676,188	4,727,857,482	3,818,706	-
Derivative Instruments:

Assets
Futures Contracts	42,504	42,504	-	-
Total Assets	42,504	42,504	-	-
Total Derivative Instruments:	42,504	42,504	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	42,504	-
Total Equity Risk	42,504	-
Total Value of Derivatives	42,504	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Large Cap Growth ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,955,838,496)	$4,677,723,449
Fidelity Central Funds (cost $53,953,030)	53,952,739

Total Investment in Securities (cost $3,009,791,526)		$4,731,676,188
Receivable for investments sold		4,096,847
Receivable for fund shares sold		4,171,378
Dividends receivable		390,428
Distributions receivable from Fidelity Central Funds		175,708
Total assets		4,740,510,549
Liabilities
Payable to custodian bank	$1,931
Payable for investments purchased	4,096,847
Payable for fund shares redeemed	4,171,378
Accrued management fee	706,719
Payable for daily variation margin on futures contracts	393,300
Total liabilities		9,370,175
Net Assets		$4,731,140,374
Net Assets consist of:
Paid in capital		$2,896,844,129
Total accumulated earnings (loss)		1,834,296,245
Net Assets		$4,731,140,374
Net Asset Value, offering price and redemption price per share ($4,731,140,374 ÷ 113,418,998 shares)		$41.71
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$10,628,535
Interest		127,110
Income from Fidelity Central Funds (including $1,341 from security lending)		1,039,355
Total income		11,795,000
Expenses
Management fee	$3,881,606
Independent trustees' fees and expenses	8,933
Total expenses before reductions	3,890,539
Expense reductions	(850)
Total expenses after reductions		3,889,689
Net Investment income (loss)		7,905,311
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,017,130)
Redemptions in-kind	210,729,082
Fidelity Central Funds	(1,443)
Futures contracts	5,588,220
Total net realized gain (loss)		211,298,729
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	287,613,519
Fidelity Central Funds	(291)
Futures contracts	(1,094,595)
Total change in net unrealized appreciation (depreciation)		286,518,633
Net gain (loss)		497,817,362
Net increase (decrease) in net assets resulting from operations		$505,722,673
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,905,311	$15,472,351
Net realized gain (loss)	211,298,729	260,031,823
Change in net unrealized appreciation (depreciation)	286,518,633	168,704,568
Net increase (decrease) in net assets resulting from operations	505,722,673	444,208,742
Distributions to shareholders	(8,210,606)	(15,582,492)

Share transactions
Proceeds from sales of shares	1,163,164,290	1,852,251,673
Cost of shares redeemed	(616,987,453)	(1,280,331,656)

Net increase (decrease) in net assets resulting from share transactions	546,176,837	571,920,017
Total increase (decrease) in net assets	1,043,688,904	1,000,546,267

Net Assets
Beginning of period	3,687,451,470	2,686,905,203
End of period	$4,731,140,374	$3,687,451,470

Other Information
Shares
Sold	29,300,000	54,500,000
Redeemed	(15,500,000)	(38,200,000)
Net increase (decrease)	13,800,000	16,300,000

Financial Highlights
Fidelity® Enhanced Large Cap Growth ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C
Selected Per-Share Data
Net asset value, beginning of period	$37.02	$32.25	$24.58	$20.64	$28.47	$23.10	$16.82
Income from Investment Operations
Net investment income (loss) D,E	.07	.17	.14	.15	.12	.12	.13
Net realized and unrealized gain (loss)	4.69	4.77	7.78	3.91	(4.19)	6.34	6.72
Total from investment operations	4.76	4.94	7.92	4.06	(4.07)	6.46	6.85
Distributions from net investment income	(.07)	(.17)	(.24)	(.12)	(.12)	(.13)	(.15)
Distributions from net realized gain	-	-	(.01)	-	(3.64)	(.96)	(.42)
Total distributions	(.07)	(.17)	(.25)	(.12)	(3.76)	(1.09)	(.57)
Net asset value, end of period	$41.71	$37.02	$32.25	$24.58	$20.64	$28.47	$23.10
Total Return F,G,H	12.89%	15.35%	32.45%	19.85%	(16.70)%	29.08%	41.73%
Ratios to Average Net Assets E,I,J
Expenses before reductions	.18% K	.18%	.24% K,L	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % K	.18%	.24% K,L	.39%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18% K	.18%	.24% K,L	.39%	.39%	.39%	.39%
Net investment income (loss)	.37% K	.51%	.60% K,L	.71%	.52%	.47%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$4,731,140	$3,687,451	$2,686,905	$2,368,445	$1,625,632	$1,784,746	$1,417,537
Portfolio turnover rate M	69 % K,N	60% N	58% K,N	108%	101%	84%	69%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on November 17, 2023. All financial information prior to the reorganization is that of Fidelity Large Cap Growth Enhanced Index Fund.
CFor the year ended August 31.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Large Cap Value ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	14,790	3,210,317
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	2,996	373,062
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	92,689	4,130,222
UNITED STATES - 98.1%
Communication Services - 9.2%
Diversified Telecommunication Services - 1.5%
AT&T Inc	973,680	24,186,212
Lumen Technologies Inc (b)	47,898	372,167
Verizon Communications Inc	316,232	12,880,129
		37,438,508
Entertainment - 1.8%
Electronic Arts Inc	49,493	10,112,905
Playtika Holding Corp	81,093	320,317
ROBLOX Corp Class A (b)	12	972
Roku Inc Class A (b)	57,292	6,215,609
Walt Disney Co/The	235,320	26,772,357
Warner Bros Discovery Inc (b)	54,434	1,568,788
		44,990,948
Interactive Media & Services - 4.6%
Alphabet Inc Class A	172,853	54,102,989
Alphabet Inc Class C	146,329	45,918,040
Angi Inc Class A (b)(c)	92,299	1,193,426
Meta Platforms Inc Class A	23,378	15,431,584
		116,646,039
Media - 0.9%
Comcast Corp Class A	748,603	22,375,744
DoubleVerify Holdings Inc (b)	27,306	312,380
		22,688,124
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	63,327	12,857,914
TOTAL COMMUNICATION SERVICES		234,621,533
Consumer Discretionary - 8.1%
Automobile Components - 0.3%
BorgWarner Inc	156,603	7,056,531
Automobiles - 1.1%
Ford Motor Co	826,277	10,840,754
General Motors Co	194,951	15,853,416
		26,694,170
Broadline Retail - 2.6%
Amazon.com Inc (b)	270,695	62,481,820
eBay Inc	26,212	2,283,065
Etsy Inc (b)	4,750	263,340
		65,028,225
Diversified Consumer Services - 0.2%
ADT Inc	669,834	5,405,560
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	72,618	9,855,715
Aramark	64,972	2,394,868
Booking Holdings Inc	1,858	9,950,203
Brightstar Lottery PLC (c)	205,844	3,186,465
Global Business Travel Group I Class A (b)(c)	397,667	3,042,153
Life Time Group Holdings Inc (b)	121,242	3,222,612
McDonald's Corp	16,139	4,932,563
Penn Entertainment Inc (b)	87,658	1,292,955
Wendy's Co/The (c)	172,406	1,436,142
		39,313,676
Household Durables - 0.3%
Garmin Ltd	16,185	3,283,127
M/I Homes Inc (b)	2,370	303,242
NVR Inc (b)	244	1,779,436
Toll Brothers Inc	19,488	2,635,167
		8,000,972
Leisure Products - 0.1%
Hasbro Inc	28,992	2,377,344
Specialty Retail - 1.8%
Abercrombie & Fitch Co Class A (b)	25,273	3,181,113
Bath & Body Works Inc	161,239	3,237,679
CarMax Inc (b)	14,768	570,636
Chewy Inc Class A (b)	23,172	765,835
Five Below Inc (b)	7,623	1,435,868
Gap Inc/The	401,157	10,269,619
Ross Stores Inc	55,110	9,927,515
TJX Cos Inc/The	105,317	16,177,744
Ulta Beauty Inc (b)	2,285	1,382,448
		46,948,457
Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp Class A	5,471	1,934,600
Tapestry Inc	16,479	2,105,522
		4,040,122
TOTAL CONSUMER DISCRETIONARY		204,865,057
Consumer Staples - 5.2%
Beverages - 1.0%
Keurig Dr Pepper Inc	149,142	4,177,467
Molson Coors Beverage Co Class B	76,495	3,570,787
PepsiCo Inc	119,938	17,213,502
Primo Brands Corp Class A	13,182	215,525
		25,177,281
Consumer Staples Distribution & Retail - 1.7%
Dollar General Corp	10,004	1,328,231
Maplebear Inc (b)	36,541	1,643,614
Target Corp	36,289	3,547,250
US Foods Holding Corp (b)	8,808	663,418
Walmart Inc	323,982	36,094,835
		43,277,348
Food Products - 0.0%
Cal-Maine Foods Inc (c)	8,642	687,644
Kraft Heinz Co/The	100	2,425
		690,069
Household Products - 1.2%
Church & Dwight Co Inc	29,275	2,454,709
Procter & Gamble Co/The	188,652	27,035,718
		29,490,427
Personal Care Products - 0.0%
Kenvue Inc	7,465	128,771
Tobacco - 1.3%
Altria Group Inc	139,286	8,031,231
Philip Morris International Inc	156,902	25,167,081
		33,198,312
TOTAL CONSUMER STAPLES		131,962,208
Energy - 4.8%
Energy Equipment & Services - 0.1%
Archrock Inc	53,659	1,396,207
Oil, Gas & Consumable Fuels - 4.7%
Cheniere Energy Inc	59,213	11,510,415
Chevron Corp	81,388	12,404,345
ConocoPhillips	223,469	20,918,933
Devon Energy Corp	169,711	6,216,514
DT Midstream Inc	2,296	274,785
EOG Resources Inc	133,328	14,000,773
Expand Energy Corp	41,882	4,622,098
Exxon Mobil Corp	335,613	40,387,669
Kinder Morgan Inc	131,428	3,612,956
Marathon Petroleum Corp	5,814	945,531
Occidental Petroleum Corp	19,742	811,791
Williams Cos Inc/The	76,483	4,597,393
		120,303,203
TOTAL ENERGY		121,699,410
Financials - 23.0%
Banks - 7.3%
Associated Banc-Corp	13,482	347,296
Bank of America Corp	647,467	35,610,685
Citigroup Inc	57,824	6,747,483
Huntington Bancshares Inc/OH	94,998	1,648,215
JPMorgan Chase & Co	222,883	71,817,361
Pinnacle Financial Partners Inc	38,542	3,677,292
PNC Financial Services Group Inc/The	83,758	17,482,807
US Bancorp	387,827	20,694,449
Wells Fargo & Co	274,850	25,616,020
Zions Bancorp NA	7,992	467,852
		184,109,460
Capital Markets - 6.0%
Ameriprise Financial Inc	7,228	3,544,178
Bank of New York Mellon Corp/The	172,003	19,967,828
Blackrock Inc	11,016	11,790,865
Cboe Global Markets Inc	8,460	2,123,460
Charles Schwab Corp/The	263,753	26,351,563
CME Group Inc Class A	32,661	8,919,066
Goldman Sachs Group Inc/The	23,035	20,247,765
Intercontinental Exchange Inc	26,211	4,245,134
Invesco Ltd	68,318	1,794,714
Jefferies Financial Group Inc	13,054	808,956
Morgan Stanley	123,709	21,962,059
Morningstar Inc	3,746	814,043
S&P Global Inc	33,536	17,525,578
SEI Investments Co	20,151	1,652,785
State Street Corp	48,300	6,231,183
StoneX Group Inc (b)	6,002	570,970
T Rowe Price Group Inc	38,558	3,947,568
		152,497,715
Consumer Finance - 1.2%
Ally Financial Inc	42,457	1,922,877
American Express Co	8,253	3,053,197
Capital One Financial Corp	70,057	16,979,015
Synchrony Financial	117,079	9,767,901
		31,722,990
Financial Services - 4.8%
Berkshire Hathaway Inc Class B (b)	180,234	90,594,620
Fidelity National Information Services Inc	42,580	2,829,867
Fiserv Inc (b)	217,040	14,578,577
Global Payments Inc	14,746	1,141,340
Mastercard Inc Class A	2,209	1,261,074
MGIC Investment Corp	35,685	1,042,716
PayPal Holdings Inc	166,981	9,748,351
		121,196,545
Insurance - 3.5%
Allstate Corp/The	40,953	8,524,367
Arch Capital Group Ltd (b)	37,923	3,637,574
Assurant Inc	16,927	4,076,868
Axis Capital Holdings Ltd	7,984	855,006
Globe Life Inc	34,714	4,855,100
Hartford Insurance Group Inc/The	18,503	2,549,713
Kemper Corp	38,794	1,572,709
Loews Corp	77,035	8,112,556
Marsh & McLennan Cos Inc	12,625	2,342,190
Mercury General Corp	19,261	1,811,690
MetLife Inc	47,505	3,750,045
Principal Financial Group Inc	48,789	4,303,678
Progressive Corp/The	84,596	19,264,201
Prudential Financial Inc	114,741	12,951,964
Travelers Companies Inc/The	37,418	10,853,465
		89,461,126
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Rithm Capital Corp	562,611	6,132,460
TOTAL FINANCIALS		585,120,296
Health Care - 10.9%
Biotechnology - 1.6%
AbbVie Inc	14,839	3,390,563
Biogen Inc (b)	20,488	3,605,683
BioMarin Pharmaceutical Inc (b)	30,452	1,809,762
Exelixis Inc (b)	79,400	3,480,102
Gilead Sciences Inc	147,036	18,047,199
Incyte Corp (b)	76,997	7,604,994
PTC Therapeutics Inc (b)	24,272	1,843,701
Regeneron Pharmaceuticals Inc	2,332	1,800,001
		41,582,005
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	75,711	9,485,831
Becton Dickinson & Co	1	193
Boston Scientific Corp (b)	223,396	21,300,809
Cooper Cos Inc/The (b)	10,999	901,478
Edwards Lifesciences Corp (b)	23,126	1,971,492
Medtronic PLC	155,199	14,908,416
Stryker Corp	5,732	2,014,626
		50,582,845
Health Care Providers & Services - 2.4%
Centene Corp (b)	24,618	1,013,031
Cigna Group/The	11,278	3,104,044
CVS Health Corp	129,643	10,288,468
Elevance Health Inc	30,642	10,741,553
Humana Inc	11,507	2,947,288
Option Care Health Inc (b)	167,716	5,343,432
Tenet Healthcare Corp (b)	21,284	4,229,556
UnitedHealth Group Inc	73,017	24,103,642
		61,771,014
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)	28,498	6,361,609
Life Sciences Tools & Services - 1.3%
10X Genomics Inc Class A (b)	223,044	3,637,848
Charles River Laboratories International Inc (b)	5,298	1,056,844
Danaher Corp	23,825	5,454,019
Illumina Inc (b)	101,166	13,268,933
IQVIA Holdings Inc (b)	9,032	2,035,903
Medpace Holdings Inc (b)	2,601	1,460,852
Thermo Fisher Scientific Inc	8,903	5,158,843
		32,073,242
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	373,532	20,148,316
Eli Lilly & Co	1,451	1,559,361
Johnson & Johnson	135,467	28,034,896
Merck & Co Inc	135,077	14,218,205
Pfizer Inc	360,576	8,978,342
Viatris Inc	1,018,862	12,684,832
		85,623,952
TOTAL HEALTH CARE		277,994,667
Industrials - 14.5%
Aerospace & Defense - 3.6%
Boeing Co (b)	16,990	3,688,869
Curtiss-Wright Corp	6,643	3,662,087
GE Aerospace	43,273	13,329,382
General Dynamics Corp	25,331	8,527,934
HEICO Corp	26,601	8,607,818
Lockheed Martin Corp	32,308	15,626,411
Northrop Grumman Corp	15,760	8,986,510
RTX Corp	83,081	15,237,055
Textron Inc	126,002	10,983,594
		88,649,660
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	2	322
United Parcel Service Inc Class B	82,896	8,222,454
		8,222,776
Building Products - 1.6%
A O Smith Corp	15,101	1,009,955
Allegion plc	46,471	7,399,113
Carrier Global Corp	200,494	10,594,103
Johnson Controls International plc	149,731	17,930,287
Trane Technologies PLC	11,692	4,550,526
		41,483,984
Commercial Services & Supplies - 0.7%
Cintas Corp	900	169,263
Republic Services Inc	17,409	3,689,489
Veralto Corp	7,618	760,124
Waste Management Inc	56,690	12,455,360
		17,074,236
Construction & Engineering - 0.8%
Arcosa Inc	10,153	1,079,467
Comfort Systems USA Inc	7,328	6,839,149
EMCOR Group Inc	3,113	1,904,502
Valmont Industries Inc	28,360	11,409,796
		21,232,914
Electrical Equipment - 2.3%
Acuity Inc	10,563	3,803,103
AMETEK Inc	51,455	10,564,226
Eaton Corp PLC	51,033	16,254,521
EnerSys (c)	38,372	5,631,091
nVent Electric PLC	65,021	6,630,191
Rockwell Automation Inc	31,213	12,144,042
Sensata Technologies Holding PLC	64,937	2,161,753
		57,188,927
Ground Transportation - 1.3%
CSX Corp	349,220	12,659,225
Lyft Inc Class A (b)	581,801	11,269,485
Norfolk Southern Corp	10,063	2,905,389
Uber Technologies Inc (b)	26,273	2,146,767
Union Pacific Corp	21,161	4,894,963
		33,875,829
Industrial Conglomerates - 1.0%
3M Co	23,339	3,736,574
Honeywell International Inc	115,633	22,558,842
		26,295,416
Machinery - 1.8%
Allison Transmission Holdings Inc	22,480	2,200,792
Caterpillar Inc	22,290	12,769,273
Cummins Inc	4,921	2,511,924
Flowserve Corp	102,378	7,102,986
Franklin Electric Co Inc	33,171	3,168,826
Gates Industrial Corp PLC (b)	29,656	636,714
ITT Inc	48,996	8,501,296
Parker-Hannifin Corp	4,713	4,142,538
SPX Technologies Inc (b)	5,437	1,087,726
Westinghouse Air Brake Technologies Corp	9,345	1,994,690
Xylem Inc/NY	11,129	1,515,547
		45,632,312
Passenger Airlines - 0.2%
SkyWest Inc (b)	61,716	6,196,904
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp Class A	37,525	3,165,609
Leidos Holdings Inc	25,874	4,667,670
Verisk Analytics Inc	11,007	2,462,155
		10,295,434
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	4,017	1,031,444
Ferguson Enterprises Inc	15,085	3,358,374
MSC Industrial Direct Co Inc Class A (c)	54,096	4,549,474
Rush Enterprises Inc Class A	47,668	2,571,212
		11,510,504
TOTAL INDUSTRIALS		367,658,896
Information Technology - 12.2%
Communications Equipment - 1.9%
Cisco Systems Inc	328,956	25,339,481
Extreme Networks Inc (b)	460,576	7,668,590
Motorola Solutions Inc	38,818	14,879,716
		47,887,787
Electronic Equipment, Instruments & Components - 0.9%
Avnet Inc	11,015	529,601
Corning Inc	20,864	1,826,852
Itron Inc (b)	30,413	2,824,151
Keysight Technologies Inc (b)	38,947	7,913,641
Zebra Technologies Corp Class A (b)	40,008	9,714,743
		22,808,988
IT Services - 0.8%
Accenture PLC Class A	8,072	2,165,718
Akamai Technologies Inc (b)	45,686	3,986,104
DXC Technology Co (b)	17,220	252,272
GoDaddy Inc Class A (b)	16,417	2,037,021
IBM Corporation	34,142	10,113,202
Okta Inc Class A (b)	45,438	3,929,024
		22,483,341
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices Inc (b)	63,075	13,508,142
Analog Devices Inc	30,369	8,236,073
Applied Materials Inc	1,658	426,088
Broadcom Inc	34,141	11,816,200
Cirrus Logic Inc (b)	40,870	4,843,095
Intel Corp (b)	528,245	19,492,241
Marvell Technology Inc	26,503	2,252,225
Micron Technology Inc	71,255	20,336,890
Qorvo Inc (b)	73,550	6,215,711
QUALCOMM Inc	132,747	22,706,374
Skyworks Solutions Inc	32,560	2,064,630
		111,897,669
Software - 2.9%
Adobe Inc (b)	34,591	12,106,504
Alarm.com Holdings Inc (b)	75,693	3,861,857
Docusign Inc (b)	889	60,808
Fortinet Inc (b)	87,962	6,985,062
RingCentral Inc Class A (b)	17,487	505,025
Salesforce Inc	116,030	30,737,507
Strategy Inc Class A (b)(c)	13,396	2,035,522
Tenable Holdings Inc (b)	116,065	2,731,009
Teradata Corp (b)	126,399	3,847,586
Zoom Communications Inc Class A (b)	112,604	9,716,599
		72,587,479
Technology Hardware, Storage & Peripherals - 1.3%
Apple Inc	34,673	9,426,202
Hewlett Packard Enterprise Co	50,885	1,222,258
NetApp Inc	32,281	3,456,972
Western Digital Corp	104,719	18,039,942
		32,145,374
TOTAL INFORMATION TECHNOLOGY		309,810,638
Materials - 3.4%
Chemicals - 0.5%
Balchem Corp	4,804	736,741
Ecolab Inc	30,863	8,102,155
Linde PLC	10,460	4,460,039
Solstice Advanced Materials Inc	9,779	475,064
		13,773,999
Construction Materials - 1.2%
CRH PLC	133,156	16,617,869
Vulcan Materials Co	45,888	13,088,175
		29,706,044
Containers & Packaging - 0.0%
Amcor PLC	137,768	1,148,985
Sonoco Products Co	3	131
		1,149,116
Metals & Mining - 1.7%
Coeur Mining Inc (b)	68,931	1,229,040
Commercial Metals Co	194,543	13,466,266
Newmont Corp	115,079	11,490,638
Nucor Corp (c)	95,404	15,561,347
		41,747,291
TOTAL MATERIALS		86,376,450
Real Estate - 3.4%
Health Care REITs - 0.9%
Healthpeak Properties Inc	158,958	2,556,044
Ventas Inc	67,691	5,237,930
Welltower Inc	80,729	14,984,110
		22,778,084
Industrial REITs - 0.2%
First Industrial Realty Trust Inc	44,512	2,549,202
STAG Industrial Inc Class A	77,544	2,850,518
		5,399,720
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	257,105	2,717,600
Newmark Group Inc Class A	35,896	622,436
		3,340,036
Residential REITs - 0.2%
American Homes 4 Rent Class A	14,685	471,389
Equity Residential	53,353	3,363,373
Invitation Homes Inc	20,252	562,803
		4,397,565
Retail REITs - 0.5%
Brixmor Property Group Inc	49,453	1,296,658
Phillips Edison & Co Inc	117,449	4,177,661
Regency Centers Corp	44,974	3,104,555
Simon Property Group Inc	23,040	4,264,934
		12,843,808
Specialized REITs - 1.5%
American Tower Corp	6,955	1,221,089
Digital Realty Trust Inc	47,306	7,318,711
Equinix Inc	3,699	2,834,026
Lamar Advertising Co Class A	4	506
Public Storage	45,349	11,768,066
VICI Properties Inc	484,998	13,638,144
		36,780,542
TOTAL REAL ESTATE		85,539,755
Utilities - 3.4%
Electric Utilities - 2.4%
Duke Energy Corp	11,454	1,342,523
Edison International	59,303	3,559,366
Evergy Inc	66,908	4,850,161
Exelon Corp	228,840	9,975,136
NextEra Energy Inc	253,242	20,330,268
NRG Energy Inc	16,921	2,694,500
PG&E Corp	1	16
PPL Corp	267,302	9,360,916
Southern Co/The	90,174	7,863,173
		59,976,059
Gas Utilities - 0.0%
MDU Resources Group Inc (c)	44,121	861,242
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	32,535	466,551
Multi-Utilities - 1.0%
Ameren Corp	39,031	3,897,636
CenterPoint Energy Inc	79,150	3,034,611
CMS Energy Corp	25,809	1,804,823
Consolidated Edison Inc	26,553	2,637,244
DTE Energy Co	29,725	3,833,931
Sempra	117,929	10,411,951
		25,620,196
TOTAL UTILITIES		86,924,048
TOTAL UNITED STATES		2,492,572,958
TOTAL COMMON STOCKS (Cost $2,137,240,669)		2,500,286,559

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/12/2026 (e)	3.58	760,000	754,834
US Treasury Bills 0% 3/26/2026 (e)	3.58	1,780,000	1,765,565
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,520,015)			2,520,399

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.79	36,234,782	36,242,029
Fidelity Securities Lending Cash Central Fund (f)(g)	3.77	3,873,213	3,873,600
TOTAL MONEY MARKET FUNDS (Cost $40,115,953)			40,115,629

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,179,876,637)	2,542,922,587
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,925,005)
NET ASSETS - 100.0%	2,540,997,582

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	104	3/2026	35,841,000	16,544

The notional amount of long futures as a percentage of Net Assets is 1.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,366,453.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	996,590	145,166,473	109,920,564	492,893	(146)	(324)	36,242,029	36,234,782	0.1%
Fidelity Securities Lending Cash Central Fund	17,626,283	314,775,524	328,526,204	10,219	(2,003)	-	3,873,600	3,873,213	0.0%
Total	18,622,873	459,941,997	438,446,768	503,112	(2,149)	(324)	40,115,629

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	234,621,533	234,621,533	-	-
Consumer Discretionary	204,865,057	204,865,057	-	-
Consumer Staples	131,962,208	131,962,208	-	-
Energy	125,829,632	125,829,632	-	-
Financials	585,493,358	585,493,358	-	-
Health Care	277,994,667	277,994,667	-	-
Industrials	367,658,896	367,658,896	-	-
Information Technology	313,020,955	313,020,955	-	-
Materials	86,376,450	86,376,450	-	-
Real Estate	85,539,755	85,539,755	-	-
Utilities	86,924,048	86,924,048	-	-

U.S. Treasury Obligations	2,520,399	-	2,520,399	-

Money Market Funds	40,115,629	40,115,629	-	-
Total Investments in Securities:	2,542,922,587	2,540,402,188	2,520,399	-
Derivative Instruments:

Assets
Futures Contracts	16,544	16,544	-	-
Total Assets	16,544	16,544	-	-
Total Derivative Instruments:	16,544	16,544	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	16,544	-
Total Equity Risk	16,544	-
Total Value of Derivatives	16,544	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Large Cap Value ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,593,686) - See accompanying schedule:
Unaffiliated issuers (cost $2,139,760,684)	$2,502,806,958
Fidelity Central Funds (cost $40,115,953)	40,115,629

Total Investment in Securities (cost $2,179,876,637)		$2,542,922,587
Dividends receivable		2,497,763
Distributions receivable from Fidelity Central Funds		103,703
Total assets		2,545,524,053
Liabilities
Accrued management fee	$380,345
Payable for daily variation margin on futures contracts	269,100
Other payables and accrued expenses	4,424
Collateral on securities loaned	3,872,602
Total liabilities		4,526,471
Net Assets		$2,540,997,582
Net Assets consist of:
Paid in capital		$2,192,039,885
Total accumulated earnings (loss)		348,957,697
Net Assets		$2,540,997,582
Net Asset Value, offering price and redemption price per share ($2,540,997,582 ÷ 73,278,976 shares)		$34.68
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$21,481,119
Interest		87,472
Income from Fidelity Central Funds (including $10,219 from security lending)		503,112
Total income		22,071,703
Expenses
Management fee	$2,179,888
Independent trustees' fees and expenses	5,379
Total expenses before reductions	2,185,267
Expense reductions	(1,376)
Total expenses after reductions		2,183,891
Net Investment income (loss)		19,887,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,681,141
Redemptions in-kind	61,704,874
Fidelity Central Funds	(2,149)
Foreign currency transactions	21
Futures contracts	1,009,267
Total net realized gain (loss)		80,393,154
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	131,065,911
Fidelity Central Funds	(324)
Assets and liabilities in foreign currencies	(19)
Futures contracts	(6,877)
Total change in net unrealized appreciation (depreciation)		131,058,691
Net gain (loss)		211,451,845
Net increase (decrease) in net assets resulting from operations		$231,339,657
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,887,812	$37,829,487
Net realized gain (loss)	80,393,154	134,801,526
Change in net unrealized appreciation (depreciation)	131,058,691	82,775,975
Net increase (decrease) in net assets resulting from operations	231,339,657	255,406,988
Distributions to shareholders	(21,192,903)	(38,336,716)

Share transactions
Proceeds from sales of shares	281,878,963	1,092,508,805
Cost of shares redeemed	(268,857,499)	(784,266,648)

Net increase (decrease) in net assets resulting from share transactions	13,021,464	308,242,157
Total increase (decrease) in net assets	223,168,218	525,312,429

Net Assets
Beginning of period	2,317,829,364	1,792,516,935
End of period	$2,540,997,582	$2,317,829,364

Other Information
Shares
Sold	8,500,000	35,500,000
Redeemed	(8,100,000)	(25,400,000)
Net increase (decrease)	400,000	10,100,000

Financial Highlights
Fidelity® Enhanced Large Cap Value ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C
Selected Per-Share Data
Net asset value, beginning of period	$31.80	$28.55	$26.29	$25.40	$30.16	$22.04	$22.36
Income from Investment Operations
Net investment income (loss) D,E	.27	.56	.40	.47	.49	.44	.49
Net realized and unrealized gain (loss)	2.90	3.26	2.99	1.59	(1.81)	8.08	-
Total from investment operations	3.17	3.82	3.39	2.06	(1.32)	8.52	.49
Distributions from net investment income	(.29)	(.57)	(.80)	(.38)	(.58)	(.40)	(.51)
Distributions from net realized gain	-	-	(.33)	(.79)	(2.86)	-	(.30)
Total distributions	(.29)	(.57)	(1.13)	(1.17)	(3.44)	(.40)	(.81)
Net asset value, end of period	$34.68	$31.80	$28.55	$26.29	$25.40	$30.16	$22.04
Total Return F,G,H	9.96%	13.49%	13.49%	8.30%	(5.18)%	39.12%	1.95%
Ratios to Average Net Assets E,I,J
Expenses before reductions	.18% K	.18%	.28% K,L	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % K	.18%	.28% K,L	.39%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18% K	.18%	.28% K,L	.39%	.39%	.39%	.39%
Net investment income (loss)	1.64% K	1.83%	1.82% K,L	1.88%	1.76%	1.65%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,540,998	$2,317,829	$1,792,517	$5,531,764	$5,691,392	$6,187,508	$3,887,139
Portfolio turnover rate M	79 % K,N	69% N	90% K,N	88%	112%	75%	81%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on November 17, 2023. All financial information prior to the reorganization is that of Fidelity Large Cap Value Enhanced Index Fund.
CFor the year ended August 31.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Mid Cap ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	116,991	9,976,992
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	107,351	1,757,336
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Coupang Inc Class A (b)	1,046,742	24,692,644
MEXICO - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Southern Copper Corp	126,299	18,120,118
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	35,862	4,465,536
UNITED KINGDOM - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
TechnipFMC PLC	590,745	26,323,597
UNITED STATES - 97.1%
Communication Services - 4.3%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)	26,841	1,949,462
Entertainment - 3.2%
Electronic Arts Inc	209,040	42,713,143
Playtika Holding Corp	762,395	3,011,460
ROBLOX Corp Class A (b)	394,501	31,966,416
Roku Inc Class A (b)	272,114	29,521,648
Take-Two Interactive Software Inc (b)	93,678	23,984,378
Warner Bros Discovery Inc (b)	534,475	15,403,570
		146,600,615
Interactive Media & Services - 0.2%
IAC Inc Class A (b)	42	1,642
Pinterest Inc Class A (b)	357,657	9,259,740
		9,261,382
Media - 0.9%
DoubleVerify Holdings Inc (b)	36,175	413,842
New York Times Co/The Class A	369,052	25,619,590
News Corp Class A	111,486	2,912,014
News Corp Class B (c)	233,918	6,930,991
Sirius XM Holdings Inc (c)	229,915	4,597,150
		40,473,587
TOTAL COMMUNICATION SERVICES		198,285,046
Consumer Discretionary - 12.3%
Automobile Components - 0.7%
BorgWarner Inc	593,275	26,732,972
Gentex Corp	84,697	1,970,899
Lear Corp	30,058	3,444,647
QuantumScape Corp Class A (b)	761	7,929
		32,156,447
Automobiles - 1.5%
Ford Motor Co	3,271,512	42,922,237
General Motors Co	308,299	25,070,875
		67,993,112
Broadline Retail - 0.5%
eBay Inc	206,812	18,013,325
Etsy Inc (b)	81,102	4,496,295
		22,509,620
Diversified Consumer Services - 0.7%
ADT Inc	2,467,799	19,915,138
Duolingo Inc Class A (b)	66,579	11,684,614
		31,599,752
Hotels, Restaurants & Leisure - 3.2%
Airbnb Inc Class A (b)	15,363	2,085,066
Aramark	19,822	730,639
Brightstar Lottery PLC	210,244	3,254,577
Carnival Corp (b)	831,740	25,401,340
Churchill Downs Inc	48,658	5,536,307
DraftKings Inc Class A (b)	265,838	9,160,777
Expedia Group Inc Class A	131,754	37,327,227
Hilton Worldwide Holdings Inc	1,418	407,321
Las Vegas Sands Corp	484,783	31,554,525
Life Time Group Holdings Inc (b)	93,182	2,476,778
MGM Resorts International (b)	513,521	18,738,381
Penn Entertainment Inc (b)	49,201	725,715
Royal Caribbean Cruises Ltd	9,675	2,698,551
Wendy's Co/The (c)	1,122,608	9,351,325
		149,448,529
Household Durables - 1.3%
Garmin Ltd	172,789	35,050,249
NVR Inc (b)	718	5,236,209
Toll Brothers Inc	149,005	20,148,456
TopBuild Corp (b)	40	16,687
		60,451,601
Leisure Products - 0.0%
Hasbro Inc	56,427	4,627,014
Specialty Retail - 3.0%
Abercrombie & Fitch Co Class A (b)	113,047	14,229,226
Bath & Body Works Inc	413,448	8,302,036
CarMax Inc (b)	322,980	12,479,947
Carvana Co Class A (b)	7,097	2,995,076
Chewy Inc Class A (b)	535,189	17,687,996
Five Below Inc (b)	10,456	1,969,492
Gap Inc/The	1,008,538	25,818,573
Lithia Motors Inc Class A	4,350	1,445,636
Ross Stores Inc	106,716	19,223,820
Ulta Beauty Inc (b)	58,339	35,295,678
		139,447,480
Textiles, Apparel & Luxury Goods - 1.4%
Ralph Lauren Corp Class A	81,543	28,834,420
Tapestry Inc	274,463	35,068,138
		63,902,558
TOTAL CONSUMER DISCRETIONARY		572,136,113
Consumer Staples - 2.6%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (b)	3,372	657,977
Celsius Holdings Inc (b)	91,694	4,194,084
Molson Coors Beverage Co Class B	23,191	1,082,556
Monster Beverage Corp (b)	22,003	1,686,970
Primo Brands Corp Class A	129,613	2,119,173
		9,740,760
Consumer Staples Distribution & Retail - 1.8%
Casey's General Stores Inc	25,919	14,325,690
Dollar General Corp	74,274	9,861,359
Dollar Tree Inc (b)	33,494	4,120,097
Kroger Co/The	45,615	2,850,025
Maplebear Inc (b)	611,841	27,520,609
Performance Food Group Co (b)	8,319	748,044
US Foods Holding Corp (b)	333,296	25,103,855
		84,529,679
Food Products - 0.2%
Conagra Brands Inc	8	137
General Mills Inc	35,231	1,638,242
Ingredion Inc	14,657	1,616,081
Pilgrim's Pride Corp	102,750	4,006,223
Smithfield Foods Inc	9,022	201,461
Tyson Foods Inc Class A	336	19,696
		7,481,840
Personal Care Products - 0.2%
Coty Inc Class A (b)	314,754	969,442
Kenvue Inc	414,901	7,157,043
		8,126,485
Tobacco - 0.2%
Altria Group Inc	150,377	8,670,738
TOTAL CONSUMER STAPLES		118,549,502
Energy - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Antero Midstream Corp	195,439	3,476,860
Cheniere Energy Inc	172,608	33,553,269
ConocoPhillips	70,624	6,611,113
Coterra Energy Inc	56,342	1,482,921
Devon Energy Corp	435,052	15,935,955
DT Midstream Inc	11,679	1,397,743
EOG Resources Inc	12,978	1,362,819
Expand Energy Corp	286,811	31,652,462
Kinder Morgan Inc	1,528,042	42,005,875
Marathon Petroleum Corp	236,473	38,457,604
Williams Cos Inc/The	375,917	22,596,371
TOTAL ENERGY		198,532,992
Financials - 15.9%
Banks - 1.0%
Citizens Financial Group Inc	53,161	3,105,134
Commerce Bancshares Inc/MO	41,160	2,154,314
Pinnacle Financial Partners Inc	200,617	19,140,868
Zions Bancorp NA	344,429	20,162,874
		44,563,190
Capital Markets - 5.7%
Ameriprise Financial Inc	36,458	17,876,816
Bank of New York Mellon Corp/The	475,108	55,155,289
Carlyle Group Inc/The	8,613	509,114
Cboe Global Markets Inc	122,650	30,785,150
Coinbase Global Inc Class A (b)	3,395	767,745
Janus Henderson Group PLC	42	1,998
LPL Financial Holdings Inc	9,003	3,215,602
Morningstar Inc	55,350	12,028,109
MSCI Inc	20,640	11,841,787
Nasdaq Inc	179,311	17,416,477
Northern Trust Corp	25,656	3,504,353
Raymond James Financial Inc	172,933	27,771,310
Robinhood Markets Inc Class A (b)	95,246	10,772,323
SEI Investments Co	91,696	7,520,906
State Street Corp	279,641	36,076,485
Tradeweb Markets Inc Class A	241,540	25,975,212
Virtu Financial Inc Class A	28,794	959,416
		262,178,092
Consumer Finance - 2.3%
Ally Financial Inc	653,065	29,577,315
Capital One Financial Corp	93,926	22,763,905
OneMain Holdings Inc	37,137	2,508,604
SoFi Technologies Inc Class A (b)	970,518	25,408,161
Synchrony Financial	317,466	26,486,188
		106,744,173
Financial Services - 2.7%
Corebridge Financial Inc	309,906	9,349,864
Euronet Worldwide Inc (b)	103,553	7,881,419
Fidelity National Information Services Inc	237,083	15,756,536
Fiserv Inc (b)	166,716	11,198,314
Global Payments Inc	200,772	15,539,753
MGIC Investment Corp	78,267	2,286,962
PayPal Holdings Inc	69,675	4,067,627
Rocket Cos Inc Class A	1,400,153	27,106,962
Sycamore Partners LLC rights (b)(d)	12	5
Toast Inc Class A (b)	776,086	27,558,814
WEX Inc (b)	34,800	5,184,504
		125,930,760
Insurance - 3.4%
Allstate Corp/The	203,571	42,373,304
American Financial Group Inc/OH	7,583	1,036,444
Arch Capital Group Ltd (b)	9,559	916,899
Assurant Inc	114,222	27,510,369
Brown & Brown Inc	128,411	10,234,357
Cincinnati Financial Corp	160,210	26,165,497
Everest Group Ltd	6,513	2,210,187
Globe Life Inc	134,355	18,790,890
Kemper Corp	75,850	3,074,959
Loews Corp	43,696	4,601,626
Markel Group Inc (b)	1,135	2,439,853
Marsh & McLennan Cos Inc	175	32,465
Prudential Financial Inc	149,420	16,866,530
Reinsurance Group of America Inc	10,748	2,186,788
		158,440,168
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp (c)	1,585,349	16,994,941
Rithm Capital Corp	1,988,149	21,670,824
		38,665,765
TOTAL FINANCIALS		736,522,148
Health Care - 8.4%
Biotechnology - 2.0%
Alnylam Pharmaceuticals Inc (b)	38,138	15,165,576
Biogen Inc (b)	11,825	2,081,082
BioMarin Pharmaceutical Inc (b)	48,974	2,910,525
Exact Sciences Corp (b)	22,893	2,325,013
Exelixis Inc (b)	557,322	24,427,423
Halozyme Therapeutics Inc (b)	210	14,132
Incyte Corp (b)	181,143	17,891,494
Insmed Inc (b)	52,106	9,068,528
Natera Inc (b)	71,934	16,479,360
Revolution Medicines Inc (b)	5,784	460,696
Roivant Sciences Ltd (b)	25,004	542,587
		91,366,416
Health Care Equipment & Supplies - 0.6%
ABIOMED Inc (b)(d)	3,289	7,598
Cooper Cos Inc/The (b)	144,861	11,872,808
Hologic Inc (b)	11,674	869,596
Insulet Corp (b)	67,131	19,081,315
Teleflex Inc	77	9,397
		31,840,714
Health Care Providers & Services - 2.2%
Cardinal Health Inc	200,608	41,224,944
Cencora Inc	2,346	792,362
Centene Corp (b)	72,366	2,977,861
Elevance Health Inc	33,695	11,811,782
Humana Inc	123,049	31,516,540
Option Care Health Inc (b)	301,962	9,620,509
Tenet Healthcare Corp (b)	21,008	4,174,710
		102,118,708
Health Care Technology - 1.0%
Doximity Inc Class A (b)	235,424	10,424,575
Veeva Systems Inc Class A (b)	158,469	35,375,035
		45,799,610
Life Sciences Tools & Services - 1.7%
10X Genomics Inc Class A (b)	329,549	5,374,944
Charles River Laboratories International Inc (b)	60,091	11,986,953
Illumina Inc (b)	242,507	31,807,219
Medpace Holdings Inc (b)	45,093	25,326,483
West Pharmaceutical Services Inc	19,267	5,301,122
		79,796,721
Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co	2,442	131,721
Jazz Pharmaceuticals PLC (b)	49,446	8,405,820
Viatris Inc	2,512,165	31,276,455
		39,813,996
TOTAL HEALTH CARE		390,736,165
Industrials - 20.3%
Aerospace & Defense - 4.2%
Axon Enterprise Inc (b)	59,154	33,595,331
Curtiss-Wright Corp	54,580	30,088,317
HEICO Corp	56,328	18,227,178
HEICO Corp Class A	44,492	11,231,115
Howmet Aerospace Inc	264,203	54,166,900
L3Harris Technologies Inc	44,113	12,950,253
Leonardo DRS Inc	38,362	1,307,761
Rocket Lab Corp	101,156	7,056,643
Textron Inc	167,349	14,587,812
Woodward Inc	35,149	10,626,246
		193,837,556
Building Products - 2.0%
A O Smith Corp	223,368	14,938,852
Allegion plc	170,542	27,153,697
Armstrong World Industries Inc	60,275	11,518,553
Builders FirstSource Inc (b)	56,323	5,795,073
Carrier Global Corp	352,900	18,647,236
Owens Corning	51,582	5,772,542
Resideo Technologies Inc (b)	105	3,688
Trane Technologies PLC	20,877	8,125,328
		91,954,969
Commercial Services & Supplies - 0.2%
Veralto Corp	112,436	11,218,864
Construction & Engineering - 2.4%
AECOM	155,156	14,791,021
Comfort Systems USA Inc	37,550	35,045,040
EMCOR Group Inc	50,417	30,844,616
Quanta Services Inc	3,971	1,676,000
Valmont Industries Inc	66,602	26,795,317
		109,151,994
Electrical Equipment - 2.3%
Acuity Inc	69,201	24,915,128
AMETEK Inc	198,143	40,680,739
Rockwell Automation Inc	33,750	13,131,113
Sensata Technologies Holding PLC	731,805	24,361,788
Vertiv Holdings Co Class A	10,613	1,719,412
		104,808,180
Ground Transportation - 0.7%
CSX Corp	266,464	9,659,320
JB Hunt Transport Services Inc	287	55,775
Lyft Inc Class A (b)	1,262,221	24,449,221
		34,164,316
Machinery - 2.8%
Allison Transmission Holdings Inc	22,197	2,173,086
Cummins Inc	73,546	37,541,556
Donaldson Co Inc	17,471	1,548,979
Flowserve Corp	364,349	25,278,534
Fortive Corp	63	3,478
Gates Industrial Corp PLC (b)	812,066	17,435,057
IDEX Corp	10,802	1,922,108
ITT Inc	104,122	18,066,208
Middleby Corp/The (b)	9,789	1,455,331
Oshkosh Corp	14	1,758
Otis Worldwide Corp	20,452	1,786,482
Westinghouse Air Brake Technologies Corp	99,122	21,157,591
		128,370,168
Passenger Airlines - 0.6%
United Airlines Holdings Inc (b)	265,457	29,683,402
Professional Services - 2.6%
Booz Allen Hamilton Holding Corp Class A	277,424	23,403,489
Jacobs Solutions Inc	8,992	1,191,080
Leidos Holdings Inc	163,907	29,568,823
Paylocity Holding Corp (b)	28,530	4,350,825
SS&C Technologies Holdings Inc	332,411	29,059,370
Verisk Analytics Inc	140,805	31,496,670
		119,070,257
Trading Companies & Distributors - 2.5%
Applied Industrial Technologies Inc	2,127	546,149
Fastenal Co	275,744	11,065,607
Ferguson Enterprises Inc	9,466	2,107,415
FTAI Aviation Ltd	171,915	33,841,468
MSC Industrial Direct Co Inc Class A (c)	192,813	16,215,573
Wesco International Inc	97,637	23,885,916
WW Grainger Inc	30,050	30,321,953
		117,984,081
TOTAL INDUSTRIALS		940,243,787
Information Technology - 14.1%
Communications Equipment - 1.6%
Ciena Corp (b)	75,253	17,599,419
F5 Inc (b)	115,171	29,398,550
Motorola Solutions Inc	62,419	23,926,451
Ubiquiti Inc	4,147	2,294,742
		73,219,162
Electronic Equipment, Instruments & Components - 1.0%
Avnet Inc	118,667	5,705,509
Corning Inc	9,856	862,991
Itron Inc (b)	15,363	1,426,608
Keysight Technologies Inc (b)	49,789	10,116,627
Littelfuse Inc	21,049	5,323,713
Zebra Technologies Corp Class A (b)	102,309	24,842,672
		48,278,120
IT Services - 2.0%
Akamai Technologies Inc (b)	114,075	9,953,044
Cloudflare Inc Class A (b)	5,615	1,106,997
Gartner Inc (b)	45	11,352
GoDaddy Inc Class A (b)	165,957	20,591,945
MongoDB Inc Class A (b)	44,681	18,752,169
Okta Inc Class A (b)	311,753	26,957,282
Twilio Inc Class A (b)	98,459	14,004,808
		91,377,597
Semiconductors & Semiconductor Equipment - 1.8%
Astera Labs Inc (b)	26,889	4,473,254
Cirrus Logic Inc (b)	208,497	24,706,895
Enphase Energy Inc (b)	125,534	4,023,364
MACOM Technology Solutions Holdings Inc (b)	41,357	7,083,627
Qorvo Inc (b)	258,472	21,843,469
Skyworks Solutions Inc	324,539	20,579,018
		82,709,627
Software - 5.4%
Atlassian Corp Class A (b)	98	15,889
BILL Holdings Inc (b)	76,274	4,159,984
Cadence Design Systems Inc (b)	66,089	20,658,100
Docusign Inc (b)	387,177	26,482,907
Dropbox Inc Class A (b)	601,018	16,708,300
Dynatrace Inc (b)	602,199	26,099,305
Elastic NV (b)	96,114	7,250,840
Fortinet Inc (b)	277,977	22,074,154
HubSpot Inc (b)	80,032	32,116,842
Manhattan Associates Inc (b)	3,219	557,884
Nutanix Inc Class A (b)	74,151	3,832,865
PTC Inc (b)	17,563	3,059,650
RingCentral Inc Class A (b)(c)	456,176	13,174,363
Teradata Corp (b)	591,490	18,004,956
Unity Software Inc (b)	420,481	18,572,646
Zoom Communications Inc Class A (b)	380,120	32,800,555
Zscaler Inc (b)	23,194	5,216,794
		250,786,034
Technology Hardware, Storage & Peripherals - 2.3%
Hewlett Packard Enterprise Co	924,829	22,214,393
HP Inc	380,552	8,478,699
NetApp Inc	283,180	30,325,746
Western Digital Corp	269,046	46,348,554
		107,367,392
TOTAL INFORMATION TECHNOLOGY		653,737,932
Materials - 3.6%
Chemicals - 1.5%
CF Industries Holdings Inc	29,361	2,270,780
Corteva Inc	583,305	39,098,935
Eastman Chemical Co	46,327	2,957,052
International Flavors & Fragrances Inc (c)	343,885	23,174,410
		67,501,177
Construction Materials - 0.6%
CRH PLC	120,734	15,067,603
James Hardie Industries PLC (b)	189,112	3,924,074
Vulcan Materials Co	32,267	9,203,194
		28,194,871
Containers & Packaging - 0.3%
Amcor PLC	2,070,693	17,269,580
Crown Holdings Inc	49	5,045
		17,274,625
Metals & Mining - 1.2%
Coeur Mining Inc (b)	554,716	9,890,586
Commercial Metals Co	110,508	7,649,364
MP Materials Corp (b)	7,501	378,950
Newmont Corp	113,961	11,379,006
Nucor Corp	81,116	13,230,831
Reliance Inc	14,231	4,110,909
Royal Gold Inc	36,577	8,130,701
		54,770,347
TOTAL MATERIALS		167,741,020
Real Estate - 7.3%
Health Care REITs - 1.5%
CareTrust REIT Inc	331,035	11,970,226
Healthpeak Properties Inc	1,311,195	21,084,016
Ventas Inc	416,049	32,193,872
Welltower Inc	35,187	6,531,058
		71,779,172
Industrial REITs - 0.2%
STAG Industrial Inc Class A	226,743	8,335,073
Real Estate Management & Development - 1.3%
CBRE Group Inc Class A (b)	222,171	35,722,875
Compass Inc Class A (b)	369,452	3,905,108
CoStar Group Inc (b)	16	1,075
Zillow Group Inc Class A (b)	139,480	9,516,720
Zillow Group Inc Class C (b)	176,706	12,054,884
		61,200,662
Residential REITs - 0.8%
American Homes 4 Rent Class A	459,808	14,759,837
Camden Property Trust	9,041	995,233
Equity Residential	322,923	20,357,066
		36,112,136
Retail REITs - 1.2%
Brixmor Property Group Inc	902,716	23,669,214
Regency Centers Corp	174,600	12,052,637
Simon Property Group Inc	107,250	19,853,048
		55,574,899
Specialized REITs - 2.3%
CubeSmart	75,735	2,730,246
Digital Realty Trust Inc	244,422	37,814,528
EPR Properties	68,955	3,440,855
Extra Space Storage Inc	40,334	5,252,293
Gaming and Leisure Properties Inc	445,837	19,924,456
Millrose Properties Inc Class A	57,488	1,717,166
VICI Properties Inc	1,187,258	33,385,695
		104,265,239
TOTAL REAL ESTATE		337,267,181
Utilities - 4.0%
Electric Utilities - 1.8%
Edison International	241,947	14,521,659
Evergy Inc	68,313	4,952,009
Eversource Energy	64,708	4,356,790
Exelon Corp	375,031	16,347,601
NRG Energy Inc	169,927	27,059,175
PG&E Corp	59,099	949,721
PPL Corp	270,940	9,488,319
		77,675,274
Gas Utilities - 0.0%
MDU Resources Group Inc (c)	118,100	2,305,312
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	376,898	5,404,717
Clearway Energy Inc Class A	70,033	2,200,437
Clearway Energy Inc Class C (c)	141,401	4,702,997
Vistra Corp	159,902	25,796,990
		38,105,141
Multi-Utilities - 1.4%
Ameren Corp	53,779	5,370,371
CenterPoint Energy Inc	313,973	12,037,725
CMS Energy Corp	281,290	19,670,610
Consolidated Edison Inc	111,149	11,039,319
DTE Energy Co	71,748	9,254,057
NiSource Inc	198,455	8,287,481
WEC Energy Group Inc	13,599	1,434,150
		67,093,713
Water Utilities - 0.0%
American Water Works Co Inc	12,228	1,595,754
TOTAL UTILITIES		186,775,194
TOTAL UNITED STATES		4,500,527,080
TOTAL COMMON STOCKS (Cost $4,236,514,546)		4,585,863,303

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026	3.83	1,920,000	1,914,930
US Treasury Bills 0% 2/26/2026	3.62	1,500,000	1,491,776
US Treasury Bills 0% 3/12/2026 (f)	3.57 to 3.58	4,720,000	4,687,917
US Treasury Bills 0% 3/5/2026	3.59 to 3.66	230,000	228,599
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,321,982)			8,323,222

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.79	40,796,180	40,804,340
Fidelity Securities Lending Cash Central Fund (g)(h)	3.77	30,369,665	30,372,702
TOTAL MONEY MARKET FUNDS (Cost $71,177,066)			71,177,042

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $4,316,013,594)	4,665,363,567
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(26,739,359)
NET ASSETS - 100.0%	4,638,624,208

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	122	3/2026	40,567,440	(576,915)

The notional amount of long futures as a percentage of Net Assets is 0.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,746,206.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,428,947	149,452,541	124,077,160	983,144	36	(24)	40,804,340	40,796,180	0.1%
Fidelity Securities Lending Cash Central Fund	27,954,705	283,542,945	281,125,450	19,060	502	-	30,372,702	30,369,665	0.1%
Total	43,383,652	432,995,486	405,202,610	1,002,204	538	(24)	71,177,042

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	198,285,046	198,285,046	-	-
Consumer Discretionary	596,828,757	596,828,757	-	-
Consumer Staples	118,549,502	118,549,502	-	-
Energy	224,856,589	224,856,589	-	-
Financials	742,745,020	742,745,015	-	5
Health Care	390,736,165	390,728,567	-	7,598
Industrials	940,243,787	940,243,787	-	-
Information Technology	653,737,932	653,737,932	-	-
Materials	195,838,130	195,838,130	-	-
Real Estate	337,267,181	337,267,181	-	-
Utilities	186,775,194	186,775,194	-	-

U.S. Treasury Obligations	8,323,222	-	8,323,222	-

Money Market Funds	71,177,042	71,177,042	-	-
Total Investments in Securities:	4,665,363,567	4,657,032,742	8,323,222	7,603
Derivative Instruments:

Liabilities
Futures Contracts	(576,915)	(576,915)	-	-
Total Liabilities	(576,915)	(576,915)	-	-
Total Derivative Instruments:	(576,915)	(576,915)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(576,915)
Total Equity Risk	-	(576,915)
Total Value of Derivatives	-	(576,915)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Mid Cap ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,558,576) - See accompanying schedule:
Unaffiliated issuers (cost $4,244,836,528)	$4,594,186,525
Fidelity Central Funds (cost $71,177,066)	71,177,042

Total Investment in Securities (cost $4,316,013,594)		$4,665,363,567
Receivable for fund shares sold		25,443,632
Dividends receivable		3,900,499
Distributions receivable from Fidelity Central Funds		219,891
Total assets		4,694,927,589
Liabilities
Payable for investments purchased	$24,615,231
Accrued management fee	872,330
Payable for daily variation margin on futures contracts	443,569
Other payables and accrued expenses	51
Collateral on securities loaned	30,372,200
Total liabilities		56,303,381
Net Assets		$4,638,624,208
Net Assets consist of:
Paid in capital		$4,301,043,402
Total accumulated earnings (loss)		337,580,806
Net Assets		$4,638,624,208
Net Asset Value, offering price and redemption price per share ($4,638,624,208 ÷ 127,616,761 shares)		$36.35
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$26,139,821
Interest		135,766
Income from Fidelity Central Funds (including $19,060 from security lending)		1,002,204
Total income		27,277,791
Expenses
Management fee	$4,288,503
Independent trustees' fees and expenses	7,308
Total expenses before reductions	4,295,811
Expense reductions	(295)
Total expenses after reductions		4,295,516
Net Investment income (loss)		22,982,275
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,053,143)
Redemptions in-kind	94,782,681
Fidelity Central Funds	538
Futures contracts	2,578,228
Total net realized gain (loss)		95,308,304
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	95,532,994
Fidelity Central Funds	(24)
Futures contracts	(1,029,805)
Total change in net unrealized appreciation (depreciation)		94,503,165
Net gain (loss)		189,811,469
Net increase (decrease) in net assets resulting from operations		$212,793,744
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,982,275	$28,174,677
Net realized gain (loss)	95,308,304	228,458,144
Change in net unrealized appreciation (depreciation)	94,503,165	64,843,776
Net increase (decrease) in net assets resulting from operations	212,793,744	321,476,597
Distributions to shareholders	(25,316,105)	(29,122,156)

Share transactions
Proceeds from sales of shares	1,946,955,206	2,000,994,293
Cost of shares redeemed	(333,484,699)	(1,109,248,748)

Net increase (decrease) in net assets resulting from share transactions	1,613,470,507	891,745,545
Total increase (decrease) in net assets	1,800,948,146	1,184,099,986

Net Assets
Beginning of period	2,837,676,062	1,653,576,076
End of period	$4,638,624,208	$2,837,676,062

Other Information
Shares
Sold	54,400,000	60,700,000
Redeemed	(9,300,000)	(34,300,000)
Net increase (decrease)	45,100,000	26,400,000

Financial Highlights
Fidelity® Enhanced Mid Cap ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C
Selected Per-Share Data
Net asset value, beginning of period	$34.39	$29.47	$25.79	$24.65	$32.17	$23.47	$22.59
Income from Investment Operations
Net investment income (loss) D,E	.22	.41	.27	.28	.28	.22	.29
Net realized and unrealized gain (loss)	1.97	4.93	3.86	1.69	(3.81)	9.40	1.50
Total from investment operations	2.19	5.34	4.13	1.97	(3.53)	9.62	1.79
Distributions from net investment income	(.23)	(.42)	(.45)	(.23)	(.23)	(.25)	(.34)
Distributions from net realized gain	-	-	-	(.57)	(3.76)	(.67)	(.59)
Total distributions	(.23)	(.42)	(.45)	(.83) F	(3.99)	(.92)	(.91) F
Net asset value, end of period	$36.35	$34.39	$29.47	$25.79	$24.65	$32.17	$23.47
Total Return G,H,I	6.36%	18.20%	16.23%	8.19%	(12.36)%	41.82%	7.91%
Ratios to Average Net Assets E,J,K
Expenses before reductions	.23% L	.23%	.29% L,M	.45%	.51%	.59%	.59%
Expenses net of fee waivers, if any	.23 % L	.23%	.29% L,M	.45%	.51%	.59%	.59%
Expenses net of all reductions, if any	.23% L	.23%	.29% L,M	.45%	.51%	.59%	.59%
Net investment income (loss)	1.23% L	1.27%	1.19% L,M	1.12%	1.00%	.77%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$4,638,624	$2,837,676	$1,653,576	$1,636,516	$1,654,862	$2,042,347	$1,182,253
Portfolio turnover rate N	60 % L,O	70% O	73% L,O	104%	116%	70%	73%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BFor the year ended August 31.
CPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on November 17, 2023. All financial information prior to the reorganization is that of Fidelity Mid Cap Enhanced Index Fund.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IBased on net asset value.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MProxy expenses are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
OPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Small Cap ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	211,121	1,906,423
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A (b)	67,470	997,881
CANADA - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	46,183	2,467,096
Health Care - 0.1%
Biotechnology - 0.1%
Aurinia Pharmaceuticals Inc (b)	216,684	3,456,110
Xenon Pharmaceuticals Inc (b)	16,981	761,088
TOTAL HEALTH CARE		4,217,198
Information Technology - 0.3%
Software - 0.3%
D-Wave Quantum Inc (b)(c)	268,653	7,025,277
Hut 8 Corp (United States) (b)	55,248	2,538,093
TOTAL INFORMATION TECHNOLOGY		9,563,370
Materials - 0.0%
Metals & Mining - 0.0%
Novagold Resources Inc (United States) (b)	133,204	1,241,461
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	124,133	453,085
TOTAL CANADA		17,942,210
DENMARK - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk A/S rights (b)(d)	17,009	11,055
IRELAND - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Cimpress PLC (b)(c)	132,493	8,822,709
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	68,805	3,497,358
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SFL Corp Ltd (c)	239,944	1,873,963
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA Class E	47,185	2,104,451
SINGAPORE - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	80,503	1,090,011
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Kulicke & Soffa Industries Inc	98,674	4,495,587
TOTAL SINGAPORE		5,585,598
SWITZERLAND - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
CRISPR Therapeutics AG (b)(c)	112,482	5,898,556
THAILAND - 1.0%
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Fabrinet (b)	74,106	33,738,980
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Indivior PLC (b)	89,978	3,228,411
UNITED STATES - 96.1%
Communication Services - 2.5%
Diversified Telecommunication Services - 1.0%
Atn International Inc	86,915	1,981,662
Bandwidth Inc Class A (b)	301,079	4,651,671
Globalstar Inc (b)	34,491	2,105,331
Lumen Technologies Inc (b)	2,720,054	21,134,820
Shenandoah Telecommunications Co (c)	36,036	416,575
		30,290,059
Entertainment - 0.5%
Cinemark Holdings Inc	237,845	5,527,518
Lionsgate Studios Corp	448,012	4,090,350
Madison Square Garden Entertainment Corp Class A (b)	70,966	3,824,358
Marcus Corp/The	39,086	606,223
Sphere Entertainment Co Class A (b)(c)	46,239	4,396,404
		18,444,853
Interactive Media & Services - 0.5%
TrueCar Inc (b)	361,454	816,886
Yelp Inc Class A (b)	531,339	16,147,393
ZipRecruiter Inc Class A (b)	80,797	315,108
		17,279,387
Media - 0.5%
Cable One Inc (c)	18,155	2,048,792
John Wiley & Sons Inc Class A	335,717	10,283,012
TEGNA Inc	35,153	682,319
USA TODAY Co Inc (b)(c)	616,237	3,173,621
		16,187,744
Wireless Telecommunication Services - 0.0%
Spok Holdings Inc	21,372	281,896
TOTAL COMMUNICATION SERVICES		82,483,939
Consumer Discretionary - 9.3%
Automobile Components - 1.1%
Adient PLC (b)	100,887	1,934,004
American Axle & Manufacturing Holdings Inc (b)(c)	825,669	5,292,538
Cooper-Standard Holdings Inc (b)	164,354	5,395,742
Goodyear Tire & Rubber Co/The (b)	231,840	2,030,918
Phinia Inc	348,459	21,844,895
		36,498,097
Automobiles - 0.3%
Winnebago Industries Inc	257,977	10,453,228
Broadline Retail - 0.2%
Groupon Inc (b)(c)	359,885	6,337,575
Diversified Consumer Services - 0.7%
Chegg Inc (b)	792,698	737,208
Coursera Inc (b)	642,605	4,729,573
Graham Holdings Co Class B	2,816	3,093,658
KinderCare Learning Cos Inc (b)(c)	192,063	829,712
Strategic Education Inc	64,835	5,199,767
Universal Technical Institute Inc (b)	330,950	8,647,724
		23,237,642
Hotels, Restaurants & Leisure - 0.9%
Brightstar Lottery PLC	81,545	1,262,317
Denny's Corp (b)	215,556	1,340,758
Life Time Group Holdings Inc (b)	822,708	21,867,579
Monarch Casino & Resort Inc	49,878	4,773,325
Rush Street Interactive Inc Class A (b)	58,167	1,130,184
		30,374,163
Household Durables - 2.0%
Cavco Industries Inc (b)	15,413	9,105,076
Ethan Allen Interiors Inc	192,511	4,396,951
Flexsteel Industries Inc	20,060	792,169
Installed Building Products Inc	10,273	2,664,713
M/I Homes Inc (b)	112,039	14,335,390
Meritage Homes Corp	162,800	10,712,240
Sonos Inc (b)	1,081,621	18,993,265
Taylor Morrison Home Corp (b)	89,839	5,288,822
		66,288,626
Leisure Products - 0.7%
Funko Inc Class A (b)(c)	211,252	718,256
Peloton Interactive Inc Class A (b)	1,476,624	9,096,004
Sturm Ruger & Co Inc (c)	110,126	3,595,614
Topgolf Callaway Brands Corp (b)	866,380	10,110,655
		23,520,529
Specialty Retail - 3.1%
Abercrombie & Fitch Co Class A (b)	200,532	25,240,964
American Eagle Outfitters Inc	188,424	4,968,741
Carparts Com Inc (b)	489,341	244,671
Petco Health & Wellness Co Inc Class A (b)(c)	3,786,031	10,638,747
RealReal Inc/The (b)	619,807	9,780,554
Sally Beauty Holdings Inc (b)	766,826	10,934,939
Sleep Number Corp (b)(c)	127,451	1,078,235
Sonic Automotive Inc Class A	65,636	4,060,243
Stitch Fix Inc Class A (b)(c)	645,600	3,389,400
ThredUp Inc Class A (b)	946,373	6,047,323
Upbound Group Inc	412,256	7,239,215
Urban Outfitters Inc (b)	281,940	21,218,805
		104,841,837
Textiles, Apparel & Luxury Goods - 0.3%
Figs Inc Class A (b)	86,910	987,297
G-III Apparel Group Ltd	118,700	3,437,552
Wolverine World Wide Inc	337,179	6,119,799
		10,544,648
TOTAL CONSUMER DISCRETIONARY		312,096,345
Consumer Staples - 1.1%
Beverages - 0.0%
National Beverage Corp (b)	61,432	1,959,065
Consumer Staples Distribution & Retail - 0.4%
Natural Grocers by Vitamin Cottage Inc	61,469	1,539,798
United Natural Foods Inc (b)	348,651	11,739,080
		13,278,878
Food Products - 0.6%
Cal-Maine Foods Inc (c)	93,166	7,413,219
Fresh Del Monte Produce Inc (c)	106,905	3,809,025
Utz Brands Inc Class A	904,763	9,391,440
		20,613,684
Household Products - 0.1%
Central Garden & Pet Co Class A (b)	43,399	1,266,817
Energizer Holdings Inc	360	7,160
WD-40 Co	5,094	1,003,009
		2,276,986
Personal Care Products - 0.0%
Honest Co Inc/The (b)(c)	666,422	1,719,369
Medifast Inc (b)(c)	25,670	274,155
		1,993,524
TOTAL CONSUMER STAPLES		40,122,137
Energy - 4.6%
Energy Equipment & Services - 2.0%
Archrock Inc	675,334	17,572,191
Bristow Group Inc (b)(c)	59,998	2,197,127
Expro Group Holdings NV (b)	847,738	11,317,302
Helix Energy Solutions Group Inc (b)	464,863	2,914,691
Helmerich & Payne Inc	252,002	7,227,417
Oceaneering International Inc (b)	207,171	4,978,319
Oil States International Inc (b)	161,561	1,093,768
ProPetro Holding Corp (b)	248,556	2,363,768
Solaris Energy Infrastructure Inc Class A	342,225	15,732,083
Transocean Ltd (b)	553,894	2,287,582
		67,684,248
Oil, Gas & Consumable Fuels - 2.6%
California Resources Corp	171,888	7,685,112
Core Natural Resources Inc	41,435	3,667,412
Crescent Energy Co Class A (c)	831,549	6,976,696
Delek US Holdings Inc	398,907	11,831,582
Dorian LPG Ltd	191,711	4,666,246
Energy Fuels Inc/Canada (United States) (b)(c)	113,866	1,655,612
Excelerate Energy Inc Class A	406,208	11,394,134
Gulfport Energy Corp (b)	27,604	5,741,356
Murphy Oil Corp (c)	479,511	14,984,719
Riley Exploration Permian Inc (c)	76,500	2,019,600
Sable Offshore Corp (b)(c)	1,309	11,807
Uranium Energy Corp (b)	290,282	3,390,494
World Kinect Corp	601,246	14,087,194
		88,111,964
TOTAL ENERGY		155,796,212
Financials - 16.6%
Banks - 7.9%
1st Source Corp	42,174	2,635,453
Amalgamated Financial Corp	87,843	2,813,611
Ameris Bancorp	192,220	14,276,179
Associated Banc-Corp	373,269	9,615,409
Axos Financial Inc (b)	166,683	14,361,407
BancFirst Corp	59,083	6,263,980
Bancorp Inc/The (b)	13,376	903,148
Bank of Hawaii Corp (c)	167,605	11,459,154
Banner Corp	31,084	1,947,723
Byline Bancorp Inc	27,155	791,568
Cadence Bank	124,651	5,340,049
Central Pacific Financial Corp	204,787	6,381,163
Community Financial System Inc	68,404	3,929,126
Community Trust Bancorp Inc	28,686	1,620,759
Eastern Bankshares Inc	830,590	15,307,774
FB Financial Corp	245,767	13,713,799
Financial Institutions Inc	59,149	1,843,674
First Busey Corp	258,492	6,149,525
First Commonwealth Financial Corp	401,022	6,761,231
First Financial Bancorp (c)	148,399	3,712,943
First Financial Bankshares Inc	294,248	8,789,188
First Merchants Corp	257,710	9,658,971
Flushing Financial Corp	53,780	815,843
Glacier Bancorp Inc	84,432	3,719,230
Hilltop Holdings Inc	72,030	2,444,698
Lakeland Financial Corp (c)	168,160	9,595,210
Mercantile Bank Corp	9,293	446,992
Midland States Bancorp Inc	24,876	526,625
NB Bancorp Inc (c)	281,909	5,587,436
Nbt Bancorp Inc	32,225	1,337,982
Nicolet Bankshares Inc	6,238	756,669
Northfield Bancorp Inc	226,930	2,593,810
Northwest Bancshares Inc	1,265,300	15,183,600
OceanFirst Financial Corp	181,221	3,252,917
Old National Bancorp/IN	177,082	3,950,699
Park National Corp	37,400	5,691,532
Peapack-Gladstone Financial Corp (c)	46,160	1,285,556
Provident Financial Services Inc (c)	302,187	5,968,193
Renasant Corp	26,171	921,743
S&T Bancorp Inc	20,091	790,581
Seacoast Banking Corp of Florida	44,886	1,410,318
Sierra Bancorp	56,310	1,840,211
Simmons First National Corp Class A	536,730	10,117,361
TrustCo Bank Corp NY (c)	12,084	499,432
UMB Financial Corp	8,075	928,948
United Bankshares Inc/WV	120,284	4,618,906
United Community Bank/SC	320,691	10,011,973
Washington Trust Bancorp Inc	19,109	564,671
WesBanco Inc	557,702	18,538,014
Westamerica BanCorp	28,072	1,342,684
		263,017,668
Capital Markets - 2.3%
Acadian Asset Management Inc	136,933	6,435,851
BGC Group Inc Class A	1,500,121	13,396,081
Cohen & Steers Inc	49,567	3,111,816
Federated Hermes Inc Class B	277,866	14,468,483
Oppenheimer Holdings Inc Class A	13,674	988,493
Piper Sandler Cos	25,090	8,523,324
StoneX Group Inc (b)(c)	150,247	14,292,997
Virtus Invt Partners Inc	6,314	1,030,129
WisdomTree Inc (c)	1,117,849	13,626,579
		75,873,753
Consumer Finance - 2.4%
Bread Financial Holdings Inc	21,902	1,621,405
Dave Inc Class A (b)	35,697	7,903,673
Encore Capital Group Inc (b)(c)	256,066	13,917,187
Enova International Inc (b)	65,968	10,370,170
EZCORP Inc Class A (b)	508,230	9,869,827
FirstCash Holdings Inc	75,622	12,052,634
Lendingtree Inc (b)	154,778	8,217,164
NerdWallet Inc Class A (b)	347,297	4,705,874
PROG Holdings Inc	358,167	10,562,345
Regional Management Corp	47,360	1,835,200
		81,055,479
Financial Services - 1.6%
Compass Diversified Holdings	276,341	1,326,437
Essent Group Ltd	96,431	6,268,979
Federal Agricultural Mortgage Corp Class C	15,868	2,785,945
Flywire Corp (b)	544,706	7,713,037
Merchants Bancorp/IN	47,623	1,622,039
NCR Atleos Corp (b)	115,036	4,384,022
NMI Holdings Inc (b)	352,799	14,390,671
Payoneer Global Inc (b)	2,197,573	12,350,360
Remitly Global Inc (b)	184,750	2,549,550
Repay Holdings Corp Class A (b)	120,064	438,234
Waterstone Financial Inc	64,313	1,064,380
		54,893,654
Insurance - 2.1%
Amerisafe Inc	64,292	2,469,456
CNO Financial Group Inc	151,013	6,413,522
Genworth Financial Inc Class A (b)	658,481	5,946,083
Goosehead Insurance Inc Class A	14,937	1,100,110
HCI Group Inc	78,716	15,089,070
Heritage Insurance Holdings Inc (b)	86,621	2,534,530
Horace Mann Educators Corp	173,475	8,011,076
Oscar Health Inc Class A (b)	148,483	2,133,701
Palomar Hldgs Inc (b)	10,297	1,387,624
Selective Insurance Group Inc	142,831	11,950,670
Selectquote Inc (b)	549,734	775,125
Skyward Specialty Insurance Group Inc (b)	59,497	3,040,892
Stewart Information Services Corp	16,428	1,154,231
Trupanion Inc (b)	226,535	8,465,613
Universal Insurance Holdings Inc	33,548	1,133,922
		71,605,625
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Brightspire Capital Inc Class A	110,148	616,829
Ellington Financial Inc (c)	68,102	924,825
Kkr Real Estate Finance Trust Inc (c)	221,200	1,818,264
Ladder Capital Corp Class A	185,194	2,035,282
Ready Capital Corp (c)	358,204	780,885
TPG RE Finance Trust Inc	465,779	4,010,357
		10,186,442
TOTAL FINANCIALS		556,632,621
Health Care - 16.2%
Biotechnology - 7.4%
Abeona Therapeutics Inc (b)(c)	159,023	838,051
ACADIA Pharmaceuticals Inc (b)	216,151	5,773,393
ADMA Biologics Inc (b)	242,260	4,418,822
Agios Pharmaceuticals Inc (b)	19,103	519,984
Akebia Therapeutics Inc (b)	960,691	1,546,713
Alkermes PLC (b)	235,687	6,594,522
Altimmune Inc (b)(c)	473,930	1,710,887
Amicus Therapeutics Inc (b)	102,726	1,462,818
Arbutus Biopharma Corp (b)(c)	94,450	454,305
Arcellx Inc (b)	25,034	1,632,217
Arcus Biosciences Inc (b)	240,977	5,742,482
Arcutis Biotherapeutics Inc (b)	158,310	4,597,322
Ardelyx Inc (b)	551,351	3,214,376
Arrowhead Pharmaceuticals Inc (b)	126,692	8,411,082
Atreca Inc Class A rights (b)(d)	1,051	0
Avidity Biosciences Inc (b)	69,154	4,988,078
Beam Therapeutics Inc (b)	36,573	1,013,804
Bicara Therapeutics Inc (b)	108,078	1,818,953
BioCryst Pharmaceuticals Inc (b)	416,978	3,252,428
Biohaven Ltd (b)	206,329	2,329,454
Black Diamond Therapeutics Inc (b)(c)	387,168	940,818
Blueprint Medicines Corp rights (b)(d)	33,006	0
Bridgebio Pharma Inc (b)	155,155	11,867,806
C4 Therapeutics Inc (b)	183,449	350,388
CareDx Inc (b)	161,034	3,033,881
Carisma Therapeutics Inc rights (b)(d)	304,482	3
Cartesian Therapeutics Inc rights (b)(d)	85,524	24,802
Catalyst Pharmaceuticals Inc (b)	186,261	4,347,332
Celcuity Inc (b)	20,011	1,995,897
Celldex Therapeutics Inc (b)	21,299	578,481
CG oncology Inc (b)	19,217	797,890
Cidara Therapeutics Inc (b)	2,203	486,621
Cogent Biosciences Inc (b)	171,792	6,102,052
Concentra Biosciences LLC rights (b)(d)	109,958	1
Cytokinetics Inc (b)	101,501	6,449,374
Denali Therapeutics Inc (b)	69,731	1,151,259
Design Therapeutics Inc (b)	116,688	1,094,533
Dynavax Technologies Corp (b)(c)	92,345	1,420,266
Dyne Therapeutics Inc (b)	54,756	1,071,027
Emergent BioSolutions Inc (b)(c)	99,298	1,227,323
Erasca Inc (b)	397,524	1,478,789
GRAIL Inc (b)	21,085	1,804,665
Ideaya Biosciences Inc (b)	14,131	488,509
Inhibrx Biosciences Inc (b)	39,215	3,097,985
Insmed Inc (b)	12,698	2,209,960
Ironwood Pharmaceuticals Inc Class A (b)	513,516	1,730,549
Jounce Therapeutics Inc rights (b)(d)	118,367	1
KalVista Pharmaceuticals Inc (b)(c)	66,265	1,070,180
Kiniksa Pharmaceuticals International Plc Class A (b)	87,433	3,606,611
Kodiak Sciences Inc (b)(c)	166,654	4,659,646
Krystal Biotech Inc (b)	5,933	1,462,722
Kura Oncology Inc (b)	195,031	2,026,372
Kymera Therapeutics Inc (b)	43,697	3,400,064
Madrigal Pharmaceuticals Inc (b)	24,507	14,271,406
MannKind Corp (b)	237,407	1,346,098
Mirum Pharmaceuticals Inc (b)	70,175	5,543,123
Myriad Genetics Inc (b)	412,976	2,539,802
Neurogene Inc (b)	64,328	1,325,157
Novavax Inc (b)(c)	351,966	2,365,212
Nurix Therapeutics Inc (b)	66,223	1,256,250
Nuvalent Inc Class A (b)	12,003	1,207,382
Oncternal Therapeutics Inc rights (b)(d)	1,148	0
Organogenesis Holdings Inc Class A (b)	236,877	1,227,023
ORIC Pharmaceuticals Inc (b)	137,401	1,123,940
Praxis Precision Medicines Inc (b)	31,720	9,349,153
Protagonist Therapeutics Inc (b)	22,758	1,987,684
PTC Therapeutics Inc (b)	114,948	8,731,450
Puma Biotechnology Inc (b)	131,934	785,007
Q32 Bio Inc rights (b)(d)	40,603	0
Recursion Pharmaceuticals Inc Class A (b)(c)	114,707	469,152
REGENXBIO Inc (b)(c)	239,803	3,453,163
Replimune Group Inc (b)(c)	408,375	3,969,405
Rhythm Pharmaceuticals Inc (b)	74,951	8,022,755
Rigel Pharmaceuticals Inc (b)	56,143	2,404,605
Rocket Pharmaceuticals Inc (b)	337,788	1,185,636
Scholar Rock Holding Corp (b)	29,652	1,306,171
Soleno Therapeutics Inc (b)	30,939	1,432,476
Surface Oncology Inc rights (b)(d)	60,289	0
Syndax Pharmaceuticals Inc (b)	135,352	2,843,746
Taysha Gene Therapies Inc (b)	602,292	3,312,606
TG Therapeutics Inc (b)(c)	156,878	4,676,533
Travere Therapeutics Inc (b)	66,852	2,554,415
Twist Bioscience Corp (b)(c)	13,060	414,263
Upstream Bio Inc (b)	61,544	1,670,920
UroGen Pharma Ltd (b)	101,887	2,386,194
Vanda Pharmaceuticals Inc (b)	162,628	1,434,379
Vaxcyte Inc (b)	98,134	4,527,903
Vera Therapeutics Inc Class A (b)	116,502	5,899,661
Veracyte Inc (b)	133,419	5,616,940
Verastem Inc (b)(c)	346,626	2,675,953
Vericel Corp (b)	23,638	851,204
Voyager Therapeutics Inc (b)	102,941	404,558
Xencor Inc (b)	79,037	1,210,056
Zenas Biopharma Inc (b)	45,975	1,669,352
Zentalis Pharmaceuticals Inc (b)	196,326	265,040
		248,011,271
Health Care Equipment & Supplies - 2.1%
Accuray Inc Del (b)	883,021	728,139
Alphatec Holdings Inc (b)	213,409	4,490,125
AngioDynamics Inc (b)	119,437	1,533,571
AtriCure Inc (b)	242,151	9,579,494
Avanos Medical Inc (b)	300,651	3,376,311
Axogen Inc (b)	165,112	5,404,116
Bioventus Inc (b)	321,637	2,392,979
Cerus Corp (b)	830,825	1,711,500
Enovis Corp (b)	74,587	1,986,998
Haemonetics Corp (b)	27,996	2,243,879
ICU Medical Inc (b)	5,645	805,372
iRhythm Technologies Inc (b)	43,623	7,740,465
LivaNova PLC (b)	37,272	2,293,346
Neogen Corp (b)	190,703	1,333,014
Omnicell Inc (b)	283,770	12,854,781
Tactile Systems Technology Inc (b)	90,070	2,612,030
Tandem Diabetes Care Inc (b)(c)	175,912	3,866,546
Treace Medical Concepts Inc (b)(c)	100,541	246,325
Varex Imaging Corp (b)	321,511	3,745,603
		68,944,594
Health Care Providers & Services - 4.4%
Alignment Healthcare Inc (b)	818,873	16,172,742
Aveanna Healthcare Holdings Inc (b)	73,716	602,259
BrightSpring Health Services Inc (b)	292,975	10,971,914
Brookdale Senior Living Inc (b)	311,980	3,366,264
Castle Biosciences Inc (b)	34,183	1,329,719
GeneDx Holdings Corp Class A (b)	70,381	9,153,753
Guardant Health Inc (b)	304,057	31,056,382
HealthEquity Inc (b)	225,804	20,685,904
Hims & Hers Health Inc Class A (b)(c)	175,602	5,701,797
Nutex Health Inc (b)	6,419	1,056,696
Option Care Health Inc (b)	773,202	24,634,216
PACS Group Inc (b)	249,760	9,588,286
Pediatrix Medical Group Inc (b)	195,987	4,192,162
Privia Health Group Inc (b)	302,145	7,163,858
Progyny Inc (b)	117,047	3,005,767
		148,681,719
Health Care Technology - 0.4%
Health Catalyst Inc (b)(c)	290,470	694,223
HealthStream Inc (c)	144,915	3,343,189
Phreesia Inc (b)	319,308	5,402,692
Teladoc Health Inc (b)(c)	689,396	4,825,772
		14,265,876
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (b)	118,626	1,934,790
Adaptive Biotechnologies Corp (b)	319,135	5,182,752
Codexis Inc (b)	332,346	541,724
Cytek Biosciences Inc (b)(c)	225,923	1,140,911
OmniAb Inc (b)(c)	178,136	329,552
Quanterix Corp (b)	148,733	945,942
		10,075,671
Pharmaceuticals - 1.6%
Amneal Intermediate Inc Class A (b)	288,156	3,630,766
ANI Pharmaceuticals Inc (b)	1,826	144,143
Atea Pharmaceuticals Inc (b)	94,351	336,833
Axsome Therapeutics Inc (b)	58,325	10,652,478
BioAge Labs Inc (b)	111,518	1,475,383
Collegium Pharmaceutical Inc (b)	42,064	1,947,563
CorMedix Inc (b)(c)	97,811	1,137,542
Crinetics Pharmaceuticals Inc (b)	38,194	1,777,931
Harmony Biosciences Holdings Inc (b)	91,874	3,437,925
Ligand Pharmaceuticals Inc (b)	33,301	6,296,220
Liquidia Corp (b)	21,228	732,154
Pacira BioSciences Inc (b)	62,819	1,625,756
Pfizer Inc rights (b)(d)	34,468	168,893
Phibro Animal Health Corp Class A	73,310	2,738,862
Prestige Consumer Healthcare Inc (b)	56,529	3,487,274
Supernus Pharmaceuticals Inc (b)	103,920	5,164,824
Tarsus Pharmaceuticals Inc (b)	19,175	1,570,049
Terns Pharmaceuticals Inc (b)	46,869	1,893,508
Trevi Therapeutics Inc (b)	83,868	1,050,027
WaVe Life Sciences Ltd (b)	122,588	2,083,996
Xeris Biopharma Holdings Inc (b)	344,762	2,706,382
		54,058,509
TOTAL HEALTH CARE		544,037,640
Industrials - 17.9%
Aerospace & Defense - 1.9%
AAR Corp (b)	166,675	13,799,023
Archer Aviation Inc Class A (b)(c)	639,491	4,808,972
Carpenter Technology Corp	38,169	12,017,128
Ducommun Inc (b)	108,422	10,314,185
Kratos Defense & Security Solutions Inc (b)	192,006	14,575,176
Park Aerospace Corp	28,836	615,360
Rocket Lab Corp	79,268	5,529,736
V2X Inc (b)	28,433	1,551,020
		63,210,600
Air Freight & Logistics - 0.0%
Hub Group Inc Class A	30,680	1,307,274
Building Products - 1.4%
Apogee Enterprises Inc	174,354	6,348,229
AZZ Inc	17,886	1,917,021
Gibraltar Industries Inc (b)	65,622	3,244,352
Griffon Corp	194,987	14,360,793
Resideo Technologies Inc (b)	547,315	19,221,703
UFP Industries Inc	25,113	2,286,539
Zurn Elkay Water Solutions Corp	26,249	1,220,315
		48,598,952
Commercial Services & Supplies - 1.4%
ABM Industries Inc (c)	260,786	11,031,248
ACV Auctions Inc Class A (b)	289,674	2,323,185
BrightView Holdings Inc (b)	228,380	2,893,575
Brink's Co/The	37,340	4,358,698
Healthcare Services Group Inc (b)	226,761	4,335,670
Interface Inc	183,026	5,110,086
OPENLANE Inc (b)	429,832	12,800,398
Vestis Corp	448,526	2,991,668
		45,844,528
Construction & Engineering - 2.9%
Arcosa Inc	190,130	20,214,622
Comfort Systems USA Inc	18,405	17,177,202
Dycom Industries Inc (b)	17,817	6,020,364
EMCOR Group Inc	24,998	15,293,526
Fluor Corp (b)	161,503	6,400,364
Granite Construction Inc	33,910	3,911,519
Limbach Holdings Inc (b)	41,150	3,203,527
MYR Group Inc (b)	35,533	7,763,961
Sterling Infrastructure Inc (b)	31,646	9,690,955
Tutor Perini Corp	140,658	9,426,899
		99,102,939
Electrical Equipment - 3.4%
American Superconductor Corp (b)	102,289	2,943,877
Bloom Energy Corp Class A (b)	328,801	28,569,520
EnerSys	168,443	24,719,010
Eos Energy Enterprises Inc (b)(c)	136,513	1,564,439
LSI Industries Inc	115,763	2,120,778
Nextpower Inc Class A (b)	100,747	8,776,071
NuScale Power Corp Class A (b)(c)	76,846	1,088,908
Plug Power Inc (b)(c)	7,419,052	14,615,532
Preformed Line Products Co (c)	18,778	3,881,600
Shoals Technologies Group Inc (b)	161,839	1,375,632
Sunrun Inc (b)	128,115	2,357,316
Thermon Group Holdings Inc (b)	76,888	2,857,158
Vicor Corp (b)	185,271	20,305,702
		115,175,543
Ground Transportation - 0.4%
ArcBest Corp	80,031	5,937,499
Marten Transport Ltd	530,224	6,033,949
		11,971,448
Machinery - 2.7%
CECO Environmental Corp (b)	263,142	15,749,049
Chart Industries Inc (b)	28,115	5,798,156
Enerpac Tool Group Corp Class A	36,978	1,414,039
ESCO Technologies Inc	25,400	4,962,906
Federal Signal Corp	169,289	18,383,093
Franklin Electric Co Inc	79,025	7,549,258
Gorman-Rupp Co/The	13,727	655,464
Hillman Solutions Corp (b)	976,807	8,459,149
Hurco Cos Inc (b)	18,695	288,838
Hyster-Yale Inc Class A	72,931	2,166,780
Kennametal Inc	73,894	2,099,329
L B Foster Co Class A (b)	18,155	489,277
Proto Labs Inc (b)	90,175	4,561,953
Richtech Robotics Inc Class B (b)(c)	678,099	2,190,260
SPX Technologies Inc (b)	31,318	6,265,479
Tennant CO	10,046	740,390
Trinity Industries Inc	213,139	5,635,395
Worthington Enterprises Inc	93,530	4,823,342
		92,232,157
Passenger Airlines - 0.8%
Allegiant Travel Co (b)(c)	15,361	1,309,832
Joby Aviation Inc Class A (b)(c)	480,260	6,339,432
SkyWest Inc (b)	183,659	18,441,201
		26,090,465
Professional Services - 0.9%
Barrett Business Services Inc	114,792	4,156,618
CRA International Inc	10,139	2,034,847
ExlService Holdings Inc (b)	187,700	7,965,988
Insperity Inc	46,635	1,805,707
Kelly Services Inc Class A	117,235	1,031,668
Planet Labs PBC Class A (b)	544,676	10,741,011
Willdan Group Inc (b)	23,524	2,438,498
		30,174,337
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies Inc	22,319	5,730,850
DNOW Inc (b)	510,279	6,761,197
DXP Enterprises Inc/TX (b)	152,860	16,782,499
FTAI Aviation Ltd	98,270	19,344,450
GATX Corp	45	7,631
Global Industrial Co	36,574	1,068,692
McGrath RentCorp	22,434	2,354,000
Rush Enterprises Inc Class A	192,937	10,407,022
Xometry Inc Class A (b)	109,943	6,538,310
		68,994,651
TOTAL INDUSTRIALS		602,702,894
Information Technology - 15.0%
Communications Equipment - 1.6%
ADTRAN Holdings Inc (b)	104,004	903,795
Applied Optoelectronics Inc (b)	117,064	4,080,851
Calix Inc (b)	85,975	4,550,657
CommScope Holding Co Inc (b)	656,251	11,897,831
Extreme Networks Inc (b)	875,552	14,577,941
NetScout Systems Inc (b)	293,140	7,932,368
Viavi Solutions Inc (b)	487,492	8,687,107
		52,630,550
Electronic Equipment, Instruments & Components - 2.7%
Arlo Technologies Inc (b)	517,048	7,233,502
Bel Fuse Inc Class B	25,573	4,337,948
Benchmark Electronics Inc (c)	271,932	11,627,812
Daktronics Inc (b)	170,059	3,362,066
Evolv Technologies Holdings Inc Class A (b)	420,163	3,008,367
Insight Enterprises Inc (b)	18,561	1,512,165
Itron Inc (b)	94,969	8,818,821
Kimball Electronics Inc (b)	80,402	2,236,784
nLight Inc (b)	48,423	1,816,347
Ouster Inc Class A (b)	171,710	3,715,804
PC Connection Inc	78,697	4,545,539
Plexus Corp (b)	92,014	13,526,058
Sanmina Corp (b)	161,011	24,162,921
ScanSource Inc (b)	31,301	1,222,617
		91,126,751
IT Services - 0.4%
Applied Digital Corp (b)(c)	172,790	4,236,810
Fastly Inc Class A (b)	923,639	9,402,645
		13,639,455
Semiconductors & Semiconductor Equipment - 3.1%
ACM Research Inc Class A (b)	315,378	12,441,662
Ambarella Inc (b)	239,381	16,957,750
Axcelis Technologies Inc (b)	41,765	3,355,400
Credo Technology Group Holding Ltd (b)	198,617	28,579,000
Diodes Inc (b)	83,443	4,117,078
MaxLinear Inc Class A (b)	772,806	13,470,009
Navitas Semiconductor Corp Class A (b)(c)	324,577	2,317,480
PDF Solutions Inc (b)	155,873	4,447,057
Rigetti Computing Inc Class A (b)(c)	497,566	11,021,087
Silicon Laboratories Inc (b)	9,059	1,184,011
SiTime Corp (b)	16,403	5,793,376
SkyWater Technology Inc (b)(c)	50,762	921,837
		104,605,747
Software - 6.2%
8x8 Inc (b)	921,997	1,816,334
ACI Worldwide Inc (b)	415,045	19,843,302
Airship AI Holdings Inc Class A (b)(c)	193,106	558,076
Alarm.com Holdings Inc (b)	214,049	10,920,780
Appian Corp Class A (b)	266,618	9,443,610
Asana Inc Class A (b)(c)	500,668	6,864,158
Aurora Innovation Inc Class A (b)(c)	624,496	2,398,065
Bit Digital Inc (b)	5	9
Blackbaud Inc (b)	154,943	9,810,991
Cipher Mining Inc (b)	951	14,037
Clear Secure Inc Class A (c)	549,317	19,270,041
Commvault Systems Inc (b)	105,345	13,206,049
Core Scientific Inc (b)(c)	519,155	7,558,897
Domo Inc Class B (b)(c)	344,940	2,907,844
Five9 Inc (b)	83,244	1,669,042
Freshworks Inc Class A (b)	482,185	5,906,766
Intapp Inc (b)	297,015	13,609,227
LivePerson Inc (b)(c)	68,099	263,543
LiveRamp Holdings Inc (b)	614,476	18,047,160
NextNav Inc Class A (b)	70,752	1,177,313
PagerDuty Inc (b)	664,813	8,715,698
Progress Software Corp (b)	414,747	17,817,531
Q2 Holdings Inc (b)	116,975	8,440,916
Rapid7 Inc (b)	89,574	1,361,525
SoundHound AI Inc Class A (b)(c)	102,572	1,022,643
Sprout Social Inc Class A (b)	363,284	4,094,211
Tenable Holdings Inc (b)	553,618	13,026,632
Terawulf Inc (b)	1,226	14,087
Weave Communications Inc (b)	94,405	716,534
Xperi Inc (b)	365,455	2,141,566
Yext Inc (b)	423,318	3,411,943
		206,048,530
Technology Hardware, Storage & Peripherals - 1.0%
CompoSecure Inc Class A (b)(c)	101,029	1,947,839
Diebold Nixdorf Inc (b)	228,840	15,535,948
Immersion Corp (c)	374,725	2,548,130
IonQ Inc (b)(c)	316,750	14,212,573
Quantum Computing Inc (b)(c)	43,566	446,986
		34,691,476
TOTAL INFORMATION TECHNOLOGY		502,742,509
Materials - 5.2%
Chemicals - 1.5%
American Vanguard Corp (b)	181,645	693,884
Balchem Corp	55,606	8,527,736
Hawkins Inc	20	2,841
HB Fuller Co	271,738	16,157,541
Minerals Technologies Inc	153,231	9,339,429
Sensient Technologies Corp	183,202	17,211,829
		51,933,260
Construction Materials - 0.2%
United States Lime & Minerals Inc (c)	55,918	6,695,621
Containers & Packaging - 0.3%
Myers Industries Inc	138,120	2,585,606
O-I Glass Inc (b)	468,837	6,920,035
		9,505,641
Metals & Mining - 3.1%
Coeur Mining Inc (b)	1,727,492	30,801,182
Commercial Metals Co	396,905	27,473,764
Constellium SE (b)	60,389	1,138,333
Hecla Mining Co	1,674,210	32,128,090
Kaiser Aluminum Corp	9,303	1,068,543
Olympic Steel Inc	63,025	2,696,525
SunCoke Energy Inc	1,132,737	8,155,706
Worthington Steel Inc	39,391	1,363,716
		104,825,859
Paper & Forest Products - 0.1%
Magnera Corp (b)(c)	111,811	1,692,819
TOTAL MATERIALS		174,653,200
Real Estate - 5.4%
Diversified REITs - 0.3%
American Assets Trust Inc	258,010	4,884,129
Broadstone Net Lease Inc Class A	314,576	5,464,185
		10,348,314
Health Care REITs - 1.3%
CareTrust REIT Inc	683,453	24,713,661
Community Healthcare Trust Inc	105,655	1,734,855
Global Medical REIT Inc	51,509	1,737,914
Healthpeak Properties Inc	920,428	14,800,482
LTC Properties Inc	41,497	1,426,667
Universal Health Realty Income Trust	19,592	768,202
		45,181,781
Hotel & Resort REITs - 0.0%
Sunstone Hotel Investors Inc	289,037	2,583,991
Office REITs - 0.4%
Brandywine Realty Trust	297,713	869,322
COPT Defense Properties	193,338	5,374,796
Easterly Government Properties Inc	55,933	1,185,220
Empire State Realty Trust Inc Class A	743,009	4,844,419
Hudson Pacific Properties Inc (b)	54,112	586,033
		12,859,790
Real Estate Management & Development - 1.8%
Compass Inc Class A (b)	2,142,517	22,646,405
Cushman & Wakefield Ltd	1,343,664	21,753,920
eXp World Holdings Inc (c)	500,338	4,528,059
Newmark Group Inc Class A	594,311	10,305,353
RE/MAX Holdings Inc Class A (b)	39,987	303,501
		59,537,238
Residential REITs - 0.2%
Centerspace	22,337	1,490,325
Elme Communities	137,617	2,394,536
NexPoint Residential Trust Inc	14,537	437,563
Veris Residential Inc	92,464	1,375,864
		5,698,288
Retail REITs - 0.8%
CBL & Associates Properties Inc	20,748	767,676
Kite Realty Group Trust	115,736	2,774,192
Phillips Edison & Co Inc	547,572	19,477,136
Tanger Inc	22,800	760,836
Whitestone REIT	184,070	2,556,732
		26,336,572
Specialized REITs - 0.6%
Outfront Media Inc	772,815	18,624,842
TOTAL REAL ESTATE		181,170,816
Utilities - 2.3%
Electric Utilities - 0.3%
Oklo Inc Class A (b)(c)	102,385	7,347,148
TXNM Energy Inc	46,442	2,734,505
		10,081,653
Gas Utilities - 1.1%
New Jersey Resources Corp	149,499	6,894,894
Northwest Natural Holding Co (c)	31,584	1,476,236
Southwest Gas Holdings Inc	243,278	19,467,106
Spire Inc (c)	57,949	4,792,382
		32,630,618
Independent Power and Renewable Electricity Producers - 0.5%
Hallador Energy Co (b)	451,354	8,593,780
Ormat Technologies Inc	87,923	9,712,854
		18,306,634
Multi-Utilities - 0.4%
Avista Corp	313,580	12,085,373
Northwestern Energy Group Inc	18,107	1,168,626
		13,253,999
Water Utilities - 0.0%
Consolidated Water Co Ltd	18,713	660,381
H2O America	14,650	717,704
		1,378,085
TOTAL UTILITIES		75,650,989
TOTAL UNITED STATES		3,228,089,302
TOTAL COMMON STOCKS (Cost $3,013,224,139)		3,313,696,897

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026 (f)	3.83	500,000	498,680
US Treasury Bills 0% 1/8/2026 (f)	3.89	510,000	509,705
US Treasury Bills 0% 2/19/2026 (f)	3.78	50,000	49,761
US Treasury Bills 0% 2/26/2026 (f)	3.72 to 3.78	720,000	716,052
US Treasury Bills 0% 3/12/2026 (f)	3.57	930,000	923,679
US Treasury Bills 0% 3/5/2026 (f)	3.66 to 3.67	640,000	636,104
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,333,234)			3,333,981

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.79	41,779,599	41,787,955
Fidelity Securities Lending Cash Central Fund (g)(h)	3.77	152,417,002	152,432,243
TOTAL MONEY MARKET FUNDS (Cost $194,220,276)			194,220,198

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $3,210,777,649)	3,511,251,076
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(151,007,324)
NET ASSETS - 100.0%	3,360,243,752

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	330	3/2026	41,217,000	(1,688,096)

The notional amount of long futures as a percentage of Net Assets is 1.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,270,018.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,712,125	240,064,472	224,991,878	801,715	3,236	-	41,787,955	41,779,599	0.1%
Fidelity Securities Lending Cash Central Fund	107,235,562	435,735,074	390,532,654	323,464	(5,661)	(78)	152,432,243	152,417,002	0.5%
Total	133,947,687	675,799,546	615,524,532	1,125,179	(2,425)	(78)	194,220,198

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	83,573,950	83,573,950	-	-
Consumer Discretionary	312,096,345	312,096,345	-	-
Consumer Staples	40,122,137	40,122,137	-	-
Energy	165,541,052	165,541,052	-	-
Financials	559,734,953	559,734,953	-	-
Health Care	557,392,860	557,188,105	-	204,755
Industrials	611,525,603	611,525,603	-	-
Information Technology	550,540,446	550,540,446	-	-
Materials	175,894,661	175,894,661	-	-
Real Estate	181,623,901	181,623,901	-	-
Utilities	75,650,989	75,650,989	-	-

U.S. Treasury Obligations	3,333,981	-	3,333,981	-

Money Market Funds	194,220,198	194,220,198	-	-
Total Investments in Securities:	3,511,251,076	3,507,712,340	3,333,981	204,755
Derivative Instruments:

Liabilities
Futures Contracts	(1,688,096)	(1,688,096)	-	-
Total Liabilities	(1,688,096)	(1,688,096)	-	-
Total Derivative Instruments:	(1,688,096)	(1,688,096)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(1,688,096)
Total Equity Risk	-	(1,688,096)
Total Value of Derivatives	-	(1,688,096)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Small Cap ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $173,363,160) - See accompanying schedule:
Unaffiliated issuers (cost $3,016,557,373)	$3,317,030,878
Fidelity Central Funds (cost $194,220,276)	194,220,198

Total Investment in Securities (cost $3,210,777,649)		$3,511,251,076
Cash		7,340
Receivable for fund shares sold		3,774,705
Dividends receivable		2,155,181
Distributions receivable from Fidelity Central Funds		223,518
Other receivables		2,385
Total assets		3,517,414,205
Liabilities
Payable for investments purchased	$3,651,883
Accrued management fee	761,682
Payable for daily variation margin on futures contracts	325,050
Collateral on securities loaned	152,431,838
Total liabilities		157,170,453
Net Assets		$3,360,243,752
Net Assets consist of:
Paid in capital		$3,078,746,967
Total accumulated earnings (loss)		281,496,785
Net Assets		$3,360,243,752
Net Asset Value, offering price and redemption price per share ($3,360,243,752 ÷ 89,021,356 shares)		$37.75
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$13,405,939
Interest		101,626
Income from Fidelity Central Funds (including $323,464 from security lending)		1,125,179
Total income		14,632,744
Expenses
Management fee	$3,611,480
Independent trustees' fees and expenses	4,996
Total expenses before reductions	3,616,476
Expense reductions	(5,306)
Total expenses after reductions		3,611,170
Net Investment income (loss)		11,021,574
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,085,697)
Redemptions in-kind	83,279,860
Fidelity Central Funds	(2,425)
Futures contracts	6,764,622
Total net realized gain (loss)		86,956,360
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	293,353,779
Fidelity Central Funds	(78)
Futures contracts	(2,537,569)
Total change in net unrealized appreciation (depreciation)		290,816,132
Net gain (loss)		377,772,492
Net increase (decrease) in net assets resulting from operations		$388,794,066
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,021,574	$13,143,049
Net realized gain (loss)	86,956,360	58,813,704
Change in net unrealized appreciation (depreciation)	290,816,132	(44,902,810)
Net increase (decrease) in net assets resulting from operations	388,794,066	27,053,943
Distributions to shareholders	(10,727,704)	(16,951,185)

Share transactions
Proceeds from sales of shares	1,292,001,008	1,986,137,502
Cost of shares redeemed	(208,846,659)	(671,389,675)

Net increase (decrease) in net assets resulting from share transactions	1,083,154,349	1,314,747,827
Total increase (decrease) in net assets	1,461,220,711	1,324,850,585

Net Assets
Beginning of period	1,899,023,041	574,172,456
End of period	$3,360,243,752	$1,899,023,041

Other Information
Shares
Sold	35,400,000	61,600,000
Redeemed	(5,800,000)	(21,900,000)
Net increase (decrease)	29,600,000	39,700,000

Financial Highlights
Fidelity® Enhanced Small Cap ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024 A	2024 B	2023 C,D	2022 C,D	2021 C,D
Selected Per-Share Data
Net asset value, beginning of period	$31.96	$29.11	$29.22	$25.58	$27.53	$34.05	$22.27
Income from Investment Operations
Net investment income (loss) E,F	.15	.30	.11	.22	.24	.14	.16
Net realized and unrealized gain (loss)	5.78	2.95	(.10)	3.65	(.99)	(.40)	11.80
Total from investment operations	5.93	3.25	.01	3.87	(.75)	(.26)	11.96
Distributions from net investment income	(.14)	(.40)	(.12)	(.23)	(.22)	(.14)	(.18)
Distributions from net realized gain	-	-	-	-	(1.00)	(6.12)	-
Total distributions	(.14)	(.40)	(.12)	(.23)	(1.20) G	(6.26)	(.18)
Net asset value, end of period	$37.75	$31.96	$29.11	$29.22	$25.58	$27.53	$34.05
Total Return H,I,J	18.54%	11.19%	.06%	15.26%	(2.62)%	(1.64)%	53.78%
Ratios to Average Net Assets F,K,L
Expenses before reductions	.28% M	.28%	.28% M,N	.48%	.55%	.63%	.64%
Expenses net of fee waivers, if any	.28 % M	.28%	.28% M,N	.48%	.55%	.63%	.64%
Expenses net of all reductions, if any	.28% M	.28%	.28% M,N	.48%	.55%	.63%	.64%
Net investment income (loss)	.85% M	.95%	1.20% M,N	.87%	.94%	.41%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$3,360,244	$1,899,023	$574,172	$506,080	$585,473	$655,168	$689,131
Portfolio turnover rate O	41 % M,P	73% P	71% M,P	97% P	98%	96%	44%

AFor the four month period ended June 30. The Fund changed its fiscal year end from February 29 to June 30, effective March 1, 2024.
BFor the year ended February 29.
CPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on November 17, 2023. All financial information prior to the reorganization is that of Fidelity Small Cap Enhanced Index Fund.
DFor the year ended February 28.
ECalculated based on average shares outstanding during the period.
FNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
GTotal distributions per share do not sum due to rounding.
HBased on net asset value.
ITotal returns for periods of less than one year are not annualized.
JTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
MAnnualized.
NProxy expenses are not annualized.
OAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
PPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced U.S. All-Cap Equity ETF
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)	252	4,019
IRELAND - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	59	3,928
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	48	6,887
MONACO - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Costamare Inc	269	4,248
PUERTO RICO - 0.0%
Financials - 0.0%
Financial Services - 0.0%
EVERTEC Inc	140	4,073
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	92	4,192
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	242	10,784
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	96	1,298
TOTAL UNITED KINGDOM		12,082
UNITED STATES - 98.6%
Communication Services - 9.0%
Diversified Telecommunication Services - 0.9%
AT&T Inc	1,145	28,442
Atn International Inc	181	4,127
Bandwidth Inc Class A (b)	260	4,017
Verizon Communications Inc	781	31,810
		68,396
Entertainment - 2.2%
Eventbrite Inc Class A (b)	852	3,791
Netflix Inc (b)	920	86,260
Playtika Holding Corp	629	2,485
Roku Inc Class A (b)	70	7,594
Walt Disney Co/The	669	76,112
Warner Bros Discovery Inc (b)	17	490
		176,732
Interactive Media & Services - 5.9%
Alphabet Inc Class A	701	219,413
Alphabet Inc Class C	392	123,010
Meta Platforms Inc Class A	183	120,796
Yelp Inc Class A (b)	136	4,133
		467,352
Media - 0.0%
DoubleVerify Holdings Inc (b)	312	3,569
TOTAL COMMUNICATION SERVICES		716,049
Consumer Discretionary - 10.4%
Automobile Components - 0.3%
Adient PLC (b)	222	4,256
BorgWarner Inc	130	5,858
Cooper-Standard Holdings Inc (b)	122	4,005
Phinia Inc	72	4,514
Strattec Security Corp (b)	51	3,883
		22,516
Automobiles - 3.5%
Ford Motor Co	2,313	30,347
General Motors Co	564	45,864
Tesla Inc (b)	455	204,624
		280,835
Broadline Retail - 2.7%
Amazon.com Inc (b)	921	212,585
Groupon Inc (b)	174	3,064
		215,649
Diversified Consumer Services - 0.1%
ADT Inc	479	3,866
Coursera Inc (b)	404	2,973
Universal Technical Institute Inc (b)	123	3,214
		10,053
Hotels, Restaurants & Leisure - 1.3%
Accel Entertainment Inc Class A (b)	341	3,891
Airbnb Inc Class A (b)	254	34,473
Booking Holdings Inc	2	10,711
Brightstar Lottery PLC	263	4,071
Expedia Group Inc Class A	72	20,398
Global Business Travel Group I Class A (b)	492	3,764
Las Vegas Sands Corp	185	12,042
Life Time Group Holdings Inc (b)	159	4,226
Monarch Casino & Resort Inc	37	3,541
Norwegian Cruise Line Holdings Ltd (b)	28	624
Wendy's Co/The	432	3,599
		101,340
Household Durables - 0.3%
Cavco Industries Inc (b)	5	2,954
Cricut Inc Class A	576	2,851
Flexsteel Industries Inc	11	433
Garmin Ltd	49	9,940
M/I Homes Inc (b)	29	3,711
Sonos Inc (b)	232	4,074
		23,963
Leisure Products - 0.1%
Hasbro Inc	79	6,478
Peloton Interactive Inc Class A (b)	502	3,092
		9,570
Specialty Retail - 1.7%
Abercrombie & Fitch Co Class A (b)	38	4,783
Chewy Inc Class A (b)	145	4,792
Citi Trends Inc (b)	89	3,699
Five Below Inc (b)	34	6,404
Gap Inc/The	169	4,326
Petco Health & Wellness Co Inc Class A (b)	1,083	3,043
Sally Beauty Holdings Inc (b)	252	3,594
Stitch Fix Inc Class A (b)	707	3,712
ThredUp Inc Class A (b)	559	3,572
TJX Cos Inc/The	487	74,808
Ulta Beauty Inc (b)	23	13,915
Urban Outfitters Inc (b)	57	4,290
Zumiez Inc (b)	136	3,543
		134,481
Textiles, Apparel & Luxury Goods - 0.4%
G-III Apparel Group Ltd	141	4,083
Ralph Lauren Corp Class A	23	8,133
Tapestry Inc	123	15,716
		27,932
TOTAL CONSUMER DISCRETIONARY		826,339
Consumer Staples - 2.5%
Beverages - 0.2%
Molson Coors Beverage Co Class B	103	4,808
PepsiCo Inc	55	7,894
Primo Brands Corp Class A	269	4,398
		17,100
Consumer Staples Distribution & Retail - 1.8%
Andersons Inc/The	82	4,360
Maplebear Inc (b)	112	5,038
United Natural Foods Inc (b)	122	4,107
US Foods Holding Corp (b)	136	10,244
Village Super Market Inc Class A	90	3,185
Walmart Inc	982	109,405
		136,339
Food Products - 0.2%
Alico Inc	112	4,075
Cal-Maine Foods Inc	39	3,103
Calavo Growers Inc	153	3,328
Fresh Del Monte Produce Inc	83	2,957
Hain Celestial Group Inc (b)	2,050	2,193
Utz Brands Inc Class A	275	2,855
		18,511
Household Products - 0.2%
Church & Dwight Co Inc	148	12,410
Colgate-Palmolive Co	2	158
		12,568
Personal Care Products - 0.1%
Lifevantage Corp	584	3,597
Nature's Sunshine Products Inc (b)	184	3,971
Nu Skin Enterprises Inc Class A	407	3,915
		11,483
TOTAL CONSUMER STAPLES		196,001
Energy - 3.4%
Energy Equipment & Services - 0.4%
Archrock Inc	168	4,372
Forum Energy Technologies Inc (b)	111	4,101
Innovex International Inc (b)	177	3,871
National Energy Services Reunited Corp (b)	272	4,260
Natural Gas Services Group Inc	125	4,206
Oil States International Inc (b)	586	3,967
Ranger Energy Services Inc Class A	284	3,970
		28,747
Oil, Gas & Consumable Fuels - 3.0%
Antero Midstream Corp	258	4,590
California Resources Corp	91	4,069
Cheniere Energy Inc	95	18,467
ConocoPhillips	724	67,774
Devon Energy Corp	369	13,516
DT Midstream Inc	61	7,300
Excelerate Energy Inc Class A	145	4,067
Expand Energy Corp	132	14,568
Exxon Mobil Corp	81	9,748
Kinder Morgan Inc	1,163	31,971
Marathon Petroleum Corp	135	21,955
Williams Cos Inc/The	722	43,399
		241,424
TOTAL ENERGY		270,171
Financials - 11.6%
Banks - 1.4%
Arrow Financial Corp	127	3,988
Bankwell Financial Group Inc	83	3,803
Bridgewater Bancshares Inc (b)	172	3,015
Byline Bancorp Inc	136	3,964
Community Trust Bancorp Inc	67	3,786
First Business Financial Services Inc	72	3,910
First Commonwealth Financial Corp	233	3,928
First Financial Corp	62	3,746
Hilltop Holdings Inc	112	3,801
JPMorgan Chase & Co	159	51,234
Northeast Community Bancorp Inc	186	4,205
Origin Bancorp Inc	106	3,987
PCB Bancorp	22	476
Pinnacle Financial Partners Inc	49	4,675
Simmons First National Corp Class A	204	3,845
SmartFinancial Inc	103	3,810
Third Coast Bancshares Inc (b)	94	3,573
TrustCo Bank Corp NY	97	4,009
Unity Bancorp Inc	17	879
		114,634
Capital Markets - 4.2%
Acadian Asset Management Inc	81	3,807
Ameriprise Financial Inc	56	27,459
Bank of New York Mellon Corp/The	419	48,642
Charles Schwab Corp/The	751	75,033
CME Group Inc Class A	155	42,327
Goldman Sachs Group Inc/The	54	47,466
Morgan Stanley	270	47,933
Morningstar Inc	13	2,825
SEI Investments Co	61	5,003
State Street Corp	171	22,061
StoneX Group Inc (b)	47	4,471
		327,027
Consumer Finance - 1.3%
Bread Financial Holdings Inc	61	4,516
Capital One Financial Corp	279	67,619
Dave Inc Class A (b)	15	3,321
Encore Capital Group Inc (b)	76	4,131
Enova International Inc (b)	27	4,244
NerdWallet Inc Class A (b)	258	3,496
Synchrony Financial	217	18,104
		105,431
Financial Services - 2.8%
Berkshire Hathaway Inc Class B (b)	117	58,810
Compass Diversified Holdings	521	2,501
Fiserv Inc (b)	324	21,763
Global Payments Inc	145	11,223
Mastercard Inc Class A	96	54,804
NMI Holdings Inc (b)	99	4,038
PayPal Holdings Inc	567	33,101
Remitly Global Inc (b)	240	3,312
Repay Holdings Corp Class A (b)	1,147	4,187
Toast Inc Class A (b)	270	9,588
Velocity Financial Inc (b)	199	4,131
Visa Inc Class A	52	18,237
		225,695
Insurance - 1.7%
Allstate Corp/The	156	32,471
Assurant Inc	30	7,226
Globe Life Inc	28	3,916
Greenlight Capital Re Ltd Class A (b)	279	4,068
HCI Group Inc	21	4,025
Horace Mann Educators Corp	91	4,202
Kingstone Cos Inc	233	3,921
Marsh & McLennan Cos Inc	155	28,756
Progressive Corp/The	169	38,486
Selective Insurance Group Inc	18	1,506
Tiptree Inc Class A	203	3,709
Universal Insurance Holdings Inc	118	3,988
		136,274
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Adamas Trust Inc	524	3,825
Angel Oak Mortgage REIT Inc	51	439
Ellington Financial Inc	301	4,088
Rithm Capital Corp	377	4,109
TPG Mortgage Investment Trust Inc	471	4,013
		16,474
TOTAL FINANCIALS		925,535
Health Care - 11.6%
Biotechnology - 4.9%
AbbVie Inc	443	101,222
ACADIA Pharmaceuticals Inc (b)	158	4,220
Akebia Therapeutics Inc (b)	903	1,454
Alkermes PLC (b)	136	3,805
Alnylam Pharmaceuticals Inc (b)	74	29,426
Anika Therapeutics Inc (b)	412	3,959
Biogen Inc (b)	88	15,487
BioMarin Pharmaceutical Inc (b)	110	6,537
Black Diamond Therapeutics Inc (b)	434	1,055
CareDx Inc (b)	166	3,127
Catalyst Pharmaceuticals Inc (b)	187	4,365
Exelixis Inc (b)	165	7,232
Gilead Sciences Inc	581	71,312
Incyte Corp (b)	92	9,087
Insmed Inc (b)	2	348
Madrigal Pharmaceuticals Inc (b)	11	6,406
Myriad Genetics Inc (b)	555	3,413
Natera Inc (b)	78	17,869
Neurocrine Biosciences Inc (b)	58	8,226
PTC Therapeutics Inc (b)	58	4,406
Puma Biotechnology Inc (b)	637	3,790
United Therapeutics Corp (b)	9	4,385
Vertex Pharmaceuticals Inc (b)	152	68,911
		380,042
Health Care Equipment & Supplies - 1.1%
Avanos Medical Inc (b)	344	3,863
Boston Scientific Corp (b)	676	64,457
Inogen Inc (b)	457	3,071
Insulet Corp (b)	41	11,654
LivaNova PLC (b)	68	4,184
		87,229
Health Care Providers & Services - 1.2%
Alignment Healthcare Inc (b)	222	4,385
Aveanna Healthcare Holdings Inc (b)	437	3,570
Castle Biosciences Inc (b)	103	4,007
Elevance Health Inc	135	47,324
Enhabit Inc (b)	47	433
Guardant Health Inc (b)	71	7,252
Humana Inc	71	18,185
Option Care Health Inc (b)	149	4,747
Privia Health Group Inc (b)	176	4,173
Viemed Healthcare Inc (b)	548	4,072
		98,148
Health Care Technology - 0.4%
HealthStream Inc	170	3,922
Phreesia Inc (b)	169	2,859
Teladoc Health Inc (b)	432	3,024
TruBridge Inc (b)	172	3,796
Veeva Systems Inc Class A (b)	88	19,644
		33,245
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (b)	267	4,355
Adaptive Biotechnologies Corp (b)	244	3,963
Charles River Laboratories International Inc (b)	8	1,595
Illumina Inc (b)	94	12,329
IQVIA Holdings Inc (b)	11	2,480
Medpace Holdings Inc (b)	13	7,301
Niagen Bioscience Inc (b)	253	1,609
		33,632
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co	1,218	65,699
Eli Lilly & Co	133	142,932
Jazz Pharmaceuticals PLC (b)	27	4,590
Johnson & Johnson	28	5,795
Merck & Co Inc	453	47,683
Pacira BioSciences Inc (b)	155	4,011
Phibro Animal Health Corp Class A	90	3,362
Supernus Pharmaceuticals Inc (b)	80	3,976
Theravance Biopharma Inc (b)	204	3,817
Viatris Inc	715	8,902
		290,767
TOTAL HEALTH CARE		923,063
Industrials - 11.2%
Aerospace & Defense - 2.4%
Carpenter Technology Corp	28	8,816
Curtiss-Wright Corp	22	12,128
Ducommun Inc (b)	40	3,805
GE Aerospace	296	91,177
HEICO Corp	21	6,795
HEICO Corp Class A	18	4,544
Howmet Aerospace Inc	236	48,385
Textron Inc	106	9,240
V2X Inc (b)	58	3,163
		188,053
Air Freight & Logistics - 0.5%
United Parcel Service Inc Class B	439	43,544
Building Products - 1.3%
A O Smith Corp	68	4,548
Allegion plc	51	8,120
Apogee Enterprises Inc	85	3,094
Armstrong World Industries Inc	25	4,778
Griffon Corp	49	3,609
Johnson Controls International plc	394	47,182
Trane Technologies PLC	86	33,471
		104,802
Commercial Services & Supplies - 1.1%
Cintas Corp	208	39,119
OPENLANE Inc (b)	150	4,467
Republic Services Inc	13	2,755
Rollins Inc	25	1,500
Waste Management Inc	180	39,548
		87,389
Construction & Engineering - 0.9%
API Group Corp (b)	220	8,417
Arcosa Inc	42	4,465
Comfort Systems USA Inc	21	19,599
EMCOR Group Inc	26	15,907
Granite Construction Inc	42	4,845
Matrix Service Co (b)	341	3,990
NWPX Infrastructure Inc (b)	69	4,312
Tutor Perini Corp	64	4,289
Valmont Industries Inc	12	4,828
		70,652
Electrical Equipment - 2.6%
Acuity Inc	18	6,481
Allient Inc	80	4,300
AMETEK Inc	139	28,538
Eaton Corp PLC	209	66,569
Emerson Electric Co	41	5,442
EnerSys	33	4,843
LSI Industries Inc	213	3,902
nVent Electric PLC	99	10,095
Rockwell Automation Inc	67	26,068
Sensata Technologies Holding PLC	138	4,594
Thermon Group Holdings Inc (b)	101	3,752
Vertiv Holdings Co Class A	226	36,614
Vicor Corp (b)	39	4,274
		205,472
Ground Transportation - 0.9%
CSX Corp	342	12,398
Lyft Inc Class A (b)	238	4,610
Uber Technologies Inc (b)	713	58,259
		75,267
Industrial Conglomerates - 0.0%
Honeywell International Inc	11	2,145
Machinery - 0.6%
Astec Industries Inc	81	3,509
Flowserve Corp	82	5,689
Franklin Electric Co Inc	42	4,012
Gates Industrial Corp PLC (b)	176	3,779
Hillman Solutions Corp (b)	341	2,953
Hyster-Yale Inc Class A	104	3,090
ITT Inc	46	7,981
Kennametal Inc	146	4,148
Manitowoc Co Inc/The (b)	308	3,693
Proto Labs Inc (b)	79	3,997
Worthington Enterprises Inc	75	3,868
		46,719
Marine Transportation - 0.1%
Kirby Corp (b)	42	4,627
Passenger Airlines - 0.1%
SkyWest Inc (b)	43	4,318
United Airlines Holdings Inc (b)	38	4,249
		8,567
Professional Services - 0.3%
Legalzoom.com Inc (b)	350	3,476
Leidos Holdings Inc	77	13,891
Paylocity Holding Corp (b)	27	4,118
Planet Labs PBC Class A (b)	86	1,695
Willdan Group Inc (b)	33	3,421
		26,601
Trading Companies & Distributors - 0.4%
DNOW Inc (b)	303	4,015
DXP Enterprises Inc/TX (b)	34	3,733
Global Industrial Co	106	3,097
Karat Packaging Inc	180	4,063
McGrath RentCorp	33	3,463
MSC Industrial Direct Co Inc Class A	47	3,953
NPK International Inc (b)	321	3,826
Rush Enterprises Inc Class A	41	2,212
Rush Enterprises Inc Class B	34	1,912
		30,274
TOTAL INDUSTRIALS		894,112
Information Technology - 33.6%
Communications Equipment - 1.4%
ADTRAN Holdings Inc (b)	451	3,919
Calix Inc (b)	65	3,440
Cisco Systems Inc	1,182	91,050
Extreme Networks Inc (b)	236	3,929
Harmonic Inc (b)	411	4,065
NetScout Systems Inc (b)	154	4,167
Ribbon Communications Inc (b)	1,176	3,387
		113,957
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp Class A	511	69,057
Arlo Technologies Inc (b)	216	3,022
Avnet Inc	93	4,471
Daktronics Inc (b)	185	3,657
Itron Inc (b)	29	2,693
Littelfuse Inc	17	4,300
ScanSource Inc (b)	88	3,437
		90,637
IT Services - 0.3%
Akamai Technologies Inc (b)	85	7,416
Backblaze Inc Class A (b)	415	1,934
Commerce.com Inc (b)	916	3,774
Okta Inc Class A (b)	99	8,561
		21,685
Semiconductors & Semiconductor Equipment - 15.6%
Advanced Micro Devices Inc (b)	392	83,951
Ambarella Inc (b)	51	3,613
Analog Devices Inc	62	16,814
Broadcom Inc	691	239,155
Cirrus Logic Inc (b)	38	4,503
Credo Technology Group Holding Ltd (b)	80	11,511
KLA Corp	31	37,667
Lam Research Corp	372	63,679
MACOM Technology Solutions Holdings Inc (b)	15	2,569
Marvell Technology Inc	316	26,854
Micron Technology Inc	337	96,183
NVIDIA Corp	3,110	580,016
Qorvo Inc (b)	52	4,395
QUALCOMM Inc	408	69,788
		1,240,698
Software - 9.8%
8x8 Inc (b)	1,808	3,562
ACI Worldwide Inc (b)	90	4,303
Adobe Inc (b)	196	68,598
Alarm.com Holdings Inc (b)	81	4,133
Asana Inc Class A (b)	293	4,017
Atlassian Corp Class A (b)	97	15,728
Cadence Design Systems Inc (b)	13	4,064
Crowdstrike Holdings Inc Class A (b)	51	23,907
CS Disco Inc (b)	455	3,531
Docusign Inc (b)	121	8,276
Domo Inc Class B (b)	242	2,039
Five9 Inc (b)	174	3,489
Fortinet Inc (b)	384	30,493
Freshworks Inc Class A (b)	336	4,116
HubSpot Inc (b)	29	11,638
Intapp Inc (b)	93	4,261
Jamf Holding Corp (b)	245	3,187
LiveRamp Holdings Inc (b)	145	4,259
Microsoft Corp	782	378,191
OneSpan Inc	326	4,186
Ooma Inc (b)	343	4,023
PagerDuty Inc (b)	246	3,225
Progress Software Corp (b)	95	4,081
Q2 Holdings Inc (b)	44	3,175
Rapid7 Inc (b)	248	3,770
Red Violet Inc	67	3,816
RingCentral Inc Class A (b)	134	3,870
Salesforce Inc	318	84,241
Servicenow Inc (b)	140	21,447
Sprinklr Inc Class A (b)	502	3,906
Sprout Social Inc Class A (b)	352	3,967
Strategy Inc Class A (b)	8	1,215
Tenable Holdings Inc (b)	164	3,859
Teradata Corp (b)	137	4,170
Workday Inc Class A (b)	127	27,277
Xperi Inc (b)	690	4,043
Yext Inc (b)	447	3,603
Zoom Communications Inc Class A (b)	155	13,375
		783,041
Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc	1,561	424,373
Corsair Gaming Inc (b)	652	3,873
Diebold Nixdorf Inc (b)	63	4,277
		432,523
TOTAL INFORMATION TECHNOLOGY		2,682,541
Materials - 2.8%
Chemicals - 0.7%
Balchem Corp	23	3,527
Ecolab Inc	148	38,853
Innospec Inc	15	1,148
International Flavors & Fragrances Inc	33	2,224
Koppers Holdings Inc	111	3,006
Mativ Holdings Inc	325	3,949
Solstice Advanced Materials Inc	84	4,081
		56,788
Construction Materials - 0.7%
CRH PLC	402	50,170
United States Lime & Minerals Inc	30	3,592
		53,762
Containers & Packaging - 0.0%
Ardagh Metal Packaging SA	971	3,980
Metals & Mining - 1.4%
Ascent Industries Co (b)	266	4,307
Coeur Mining Inc (b)	388	6,918
Commercial Metals Co	69	4,776
Constellium SE (b)	226	4,260
Hecla Mining Co	371	7,119
Materion Corp	31	3,854
Newmont Corp	652	65,102
SunCoke Energy Inc	499	3,593
Tredegar Corp (b)	532	3,820
Worthington Steel Inc	114	3,947
		107,696
TOTAL MATERIALS		222,226
Real Estate - 2.0%
Health Care REITs - 0.9%
LTC Properties Inc	105	3,610
Welltower Inc	348	64,592
		68,202
Office REITs - 0.0%
Postal Realty Trust Inc Class A	248	4,003
Real Estate Management & Development - 0.5%
CBRE Group Inc Class A (b)	178	28,621
Compass Inc Class A (b)	422	4,461
Cushman & Wakefield Ltd	262	4,242
Newmark Group Inc Class A	237	4,110
RE/MAX Holdings Inc Class A (b)	392	2,974
		44,408
Retail REITs - 0.6%
Brixmor Property Group Inc	176	4,615
Phillips Edison & Co Inc	105	3,734
Simon Property Group Inc	196	36,282
		44,631
TOTAL REAL ESTATE		161,244
Utilities - 0.5%
Electric Utilities - 0.0%
Edison International	12	720
NRG Energy Inc	16	2,548
		3,268
Gas Utilities - 0.3%
Atmos Energy Corp	94	15,757
Southwest Gas Holdings Inc	55	4,401
		20,158
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	385	5,521
Hallador Energy Co (b)	184	3,503
		9,024
Multi-Utilities - 0.1%
Avista Corp	111	4,278
Unitil Corp	74	3,585
		7,863
Water Utilities - 0.0%
Consolidated Water Co Ltd	80	2,823
TOTAL UTILITIES		43,136
TOTAL UNITED STATES		7,860,417
TOTAL COMMON STOCKS (Cost $6,917,547)		7,899,846

U.S. Treasury Obligations - 0.7%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2026 (Cost $59,993)	3.89	60,000	60,000

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $6,977,540)	7,959,846
NET OTHER ASSETS (LIABILITIES) - 0.2%	13,146
NET ASSETS - 100.0%	7,972,992

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	827,076	827,077	529	1	-	-	-	0.0%
Total	-	827,076	827,077	529	1	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	716,049	716,049	-	-
Consumer Discretionary	826,339	826,339	-	-
Consumer Staples	196,001	196,001	-	-
Energy	280,955	280,955	-	-
Financials	929,608	929,608	-	-
Health Care	927,082	927,082	-	-
Industrials	903,586	903,586	-	-
Information Technology	2,686,733	2,686,733	-	-
Materials	229,113	229,113	-	-
Real Estate	161,244	161,244	-	-
Utilities	43,136	43,136	-	-

U.S. Treasury Obligations	60,000	-	60,000	-
Total Investments in Securities:	7,959,846	7,899,846	60,000	-
Fidelity® Enhanced U.S. All-Cap Equity ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,977,540)		$7,959,846
Cash		10,838
Dividends receivable		3,422
Distributions receivable from Fidelity Central Funds		82
Total assets		7,974,188
Liabilities
Accrued management fee	$1,196
Total liabilities		1,196
Net Assets		$7,972,992
Net Assets consist of:
Paid in capital		$7,045,507
Total accumulated earnings (loss)		927,485
Net Assets		$7,972,992
Net Asset Value, offering price and redemption price per share ($7,972,992 ÷ 275,000 shares)		$28.99
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$36,978
Interest		578
Income from Fidelity Central Funds		529
Total income		38,085
Expenses
Management fee	$6,525
Independent trustees' fees and expenses	13
Total expenses before reductions	6,538
Expense reductions	(484)
Total expenses after reductions		6,054
Net Investment income (loss)		32,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	63,824
Redemptions in-kind	(9,927)
Fidelity Central Funds	1
Futures contracts	(4,250)
Total net realized gain (loss)		49,648
Change in net unrealized appreciation (depreciation) on investment securities		621,980
Net gain (loss)		671,628
Net increase (decrease) in net assets resulting from operations		$703,659
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	For the period November 19, 2024 (commencement of operations) through June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,031	$32,380
Net realized gain (loss)	49,648	(102,730)
Change in net unrealized appreciation (depreciation)	621,980	360,326
Net increase (decrease) in net assets resulting from operations	703,659	289,976
Distributions to shareholders	(33,100)	(33,050)

Share transactions
Proceeds from sales of shares	4,174,119	4,992,949
Cost of shares redeemed	(2,121,561)	-

Net increase (decrease) in net assets resulting from share transactions	2,052,558	4,992,949
Total increase (decrease) in net assets	2,723,117	5,249,875

Net Assets
Beginning of period	5,249,875	-
End of period	$7,972,992	$5,249,875

Other Information
Shares
Sold	150,000	200,000
Redeemed	(75,000)	-
Net increase (decrease)	75,000	200,000

Financial Highlights
Fidelity® Enhanced U.S. All-Cap Equity ETF

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$26.25	$25.10
Income from Investment Operations
Net investment income (loss) B,C	.12	.18
Net realized and unrealized gain (loss)	2.75	1.15
Total from investment operations	2.87	1.33
Distributions from net investment income	(.13)	(.18)
Total distributions	(.13)	(.18)
Net asset value, end of period	$28.99	$26.25
Total Return D,E,F	10.94%	5.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.18% I	.18% I
Expenses net of fee waivers, if any	.18 % I	.18% I
Expenses net of all reductions, if any	.17% I	.17% I
Net investment income (loss)	.89% I	1.21% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,973	$5,250
Portfolio turnover rate J	86 % I,K	101% I,K

AFor the period November 19, 2024 (commencement of operations) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2025

1. Organization.
Fidelity Enhanced Emerging Markets ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, Fidelity Enhanced Small Cap ETF and Fidelity Enhanced U.S. All-Cap Equity ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Enhanced Large Cap Growth ETF is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

During January 2026 the Board approved to change the name of Fidelity Enhanced Mid Cap ETF and Fidelity Enhanced Small Cap ETF to Fidelity Enhanced Mid Cap Core ETF and Fidelity Enhanced Small Cap Core ETF, respectively, effective April 30, 2026.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of the New York Stock Exchange, Archipelago Exchange (NYSE Arca), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends and foreign tax withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Enhanced Emerging Markets ETF	42,734,258	6,840,604	(969,491)	5,871,113
Fidelity Enhanced International ETF	5,167,139,730	913,755,640	(83,415,689)	830,339,951
Fidelity Enhanced Large Cap Core ETF	4,953,329,626	1,297,804,304	(111,402,471)	1,186,401,833
Fidelity Enhanced Large Cap Growth ETF	3,016,201,723	1,770,819,670	(55,302,701)	1,715,516,969
Fidelity Enhanced Large Cap Value ETF	2,182,162,054	440,200,034	(79,422,957)	360,777,077
Fidelity Enhanced Mid Cap ETF	4,320,533,329	562,244,896	(217,991,573)	344,253,323
Fidelity Enhanced Small Cap ETF	3,215,638,123	521,583,307	(227,658,450)	293,924,857
Fidelity Enhanced U.S. All-Cap Equity ETF	6,979,939	1,189,685	(209,778)	979,907

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Enhanced Emerging Markets ETF	(276,289)	(41,778)	(318,067)
Fidelity Enhanced International ETF	(98,223,155)	-	(98,223,155)
Fidelity Enhanced Large Cap Core ETF	(171,846,589)	(9,815,454)	(181,662,043)
Fidelity Enhanced Large Cap Growth ETF	(84,774,517)	(3,698,452)	(88,472,969)
Fidelity Enhanced Large Cap Value ETF	(74,292,481)	(13,274,182)	(87,566,663)
Fidelity Enhanced Mid Cap ETF	(97,819,384)	-	(97,819,384)
Fidelity Enhanced Small Cap ETF	(83,785,703)	(13,909,168)	(97,694,871)
Fidelity Enhanced U.S. All-Cap Equity ETF	(96,785)	-	(96,785)

Fidelity Enhanced Small Cap ETF elected to defer to its next fiscal year $1,920,079 of ordinary losses recognized during the period January 1, 2025 to June 30, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enhanced Emerging Markets ETF	49,764,747	21,016,665
Fidelity Enhanced International ETF	2,474,549,017	1,609,541,401
Fidelity Enhanced Large Cap Core ETF	2,714,228,729	2,296,092,239
Fidelity Enhanced Large Cap Growth ETF	1,963,907,535	1,440,058,428
Fidelity Enhanced Large Cap Value ETF	1,129,863,246	938,017,947
Fidelity Enhanced Mid Cap ETF	1,347,693,430	1,026,745,148
Fidelity Enhanced Small Cap ETF	762,204,559	487,602,618
Fidelity Enhanced U.S. All-Cap Equity ETF	3,088,563	2,855,091

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Enhanced Emerging Markets ETF	4,377,241	459,811
Fidelity Enhanced International ETF	1,984,441,002	588,601,180
Fidelity Enhanced Large Cap Core ETF	863,629,161	312,816,058
Fidelity Enhanced Large Cap Growth ETF	646,799,634	605,856,745
Fidelity Enhanced Large Cap Value ETF	58,263,643	262,576,660
Fidelity Enhanced Mid Cap ETF	1,596,226,387	320,956,701
Fidelity Enhanced Small Cap ETF	1,039,229,611	200,699,165
Fidelity Enhanced U.S. All-Cap Equity ETF	2,649,867	878,576
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Enhanced Emerging Markets ETF	.38%
Fidelity Enhanced International ETF	.28%
Fidelity Enhanced Large Cap Core ETF	.18%
Fidelity Enhanced Large Cap Growth ETF	.18%
Fidelity Enhanced Large Cap Value ETF	.18%
Fidelity Enhanced Mid Cap ETF	.23%
Fidelity Enhanced Small Cap ETF	.28%
Fidelity Enhanced U.S. All-Cap Equity ETF	.18%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Enhanced Emerging Markets ETF	90
Fidelity Enhanced International ETF	3,396
Fidelity Enhanced Large Cap Core ETF	34,951
Fidelity Enhanced Large Cap Growth ETF	17,950
Fidelity Enhanced Large Cap Value ETF	17,909
Fidelity Enhanced Mid Cap ETF	32,604
Fidelity Enhanced Small Cap ETF	44,437
Fidelity Enhanced U.S. All-Cap Equity ETF	51

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Enhanced Emerging Markets ETF	143,877	701,752	51,036
Fidelity Enhanced International ETF	98,353,010	85,074,050	2,941,903
Fidelity Enhanced Large Cap Core ETF	94,053,732	117,082,332	4,624,055
Fidelity Enhanced Large Cap Growth ETF	142,671,234	61,868,081	(4,008,421)
Fidelity Enhanced Large Cap Value ETF	68,244,958	79,820,911	2,884,454
Fidelity Enhanced Mid Cap ETF	58,389,401	63,799,063	1,545,604
Fidelity Enhanced Small Cap ETF	21,675,330	29,184,068	(985,787)
Fidelity Enhanced U.S. All-Cap Equity ETF	27,537	21,353	771

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Enhanced International ETF	16,339
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Enhanced Emerging Markets ETF	73	-	-
Fidelity Enhanced International ETF	16,305	-	-
Fidelity Enhanced Large Cap Core ETF	407	1	-
Fidelity Enhanced Large Cap Growth ETF	143	-	-
Fidelity Enhanced Large Cap Value ETF	1,044	2	-
Fidelity Enhanced Mid Cap ETF	2,027	23	-
Fidelity Enhanced Small Cap ETF	33,159	4,697	191,801

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Enhanced Large Cap Value ETF	2,953,334
Fidelity Enhanced Mid Cap ETF	6,321,233
Fidelity Enhanced Small Cap ETF	26,766,762
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.
Custodian credits ($)
Fidelity Enhanced Emerging Markets ETF	209
Fidelity Enhanced International ETF	325
Fidelity Enhanced Large Cap Core ETF	663
Fidelity Enhanced Large Cap Growth ETF	850
Fidelity Enhanced Large Cap Value ETF	1,376
Fidelity Enhanced Mid Cap ETF	295
Fidelity Enhanced Small Cap ETF	5,306
Fidelity Enhanced U.S. All-Cap Equity ETF	484
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark to market value of the deposit securities not yet received.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9910054.102
EIE-SANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026